UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2025

Item 1.

Reports to Stockholders

This report on Form N-CSR relates solely to the Registrant’s Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Advisor Freedom 2065 Fund,

Fidelity Advisor Freedom 2070 Fund, and Fidelity Advisor Freedom Income Fund (the “Funds”):

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2010 Fund Fidelity Advisor Freedom® 2010 Fund Class Z : FIJJX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.42%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.38%	5.50%	4.29%
Fidelity Freedom 2010 Composite Index℠	5.64%	5.00%	4.34%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.72%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$210,840,484
Number of Holdings	44
Total Advisory Fee	$989,023
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 63.3
Domestic Equity Funds - 14.6
International Equity Funds - 13.3
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	35.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.1
Fidelity Series Government Money Market Fund	6.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
Fidelity Series Large Cap Stock Fund	2.9
Fidelity Series International Value Fund	2.3
Fidelity Advisor Series Equity Growth Fund	2.3
Fidelity Series Overseas Fund	2.1
80.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912824.100    3240-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2045 Fund Fidelity Advisor Freedom® 2045 Fund Class C : FFFJX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 179	1.75%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	3.55%	12.67%	7.50%
Class C	4.55%	12.67%	7.50%
Fidelity Freedom 2045 Composite Index℠	6.55%	13.39%	8.60%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,924,862,077
Number of Holdings	45
Total Advisory Fee	$13,321,722
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.6
76.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912886.100    1602-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2025 Fund Fidelity Advisor Freedom® 2025 Fund Class A : FATWX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 87	0.85%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	-1.00%	7.03%	5.14%
Class A (without 5.75% sales charge)	5.04%	8.31%	5.76%
Fidelity Freedom 2025 Composite Index℠	5.81%	8.11%	6.12%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,024,499,395
Number of Holdings	42
Total Advisory Fee	$11,982,095
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.2
Domestic Equity Funds - 30.2
International Equity Funds - 24.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Large Cap Stock Fund	6.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series International Value Fund	4.8
Fidelity Advisor Series Equity Growth Fund	4.5
Fidelity Series Overseas Fund	4.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
Fidelity Series International Growth Fund	4.2
73.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912861.100    1302-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2045 Fund Fidelity Advisor Freedom® 2045 Fund Class Z : FIJQX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 66	0.65%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.67%	13.93%	8.49%
Fidelity Freedom 2045 Composite Index℠	6.55%	13.39%	8.41%
S&P 500® Index	8.25%	18.59%	12.40%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,924,862,077
Number of Holdings	45
Total Advisory Fee	$13,321,722
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.6
76.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912890.100    3247-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2045 Fund Fidelity Advisor Freedom® 2045 Fund Class A : FFFZX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 102	1.00%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	-0.69%	12.20%	7.51%
Class A (without 5.75% sales charge)	5.36%	13.53%	8.15%
Fidelity Freedom 2045 Composite Index℠	6.55%	13.39%	8.60%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,924,862,077
Number of Holdings	45
Total Advisory Fee	$13,321,722
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.6
76.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912885.100    1599-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® Income Fund Fidelity Advisor Freedom® Income Fund Class K6 : FEGLX

This annual shareholder report contains information about Fidelity Advisor Freedom® Income Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.24%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 6, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.55%	3.93%	3.48%
Fidelity Freedom Income Composite Index℠	5.54%	3.40%	3.54%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.33%
A   From June 6, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$221,941,107
Number of Holdings	43
Total Advisory Fee	$962,090
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 67.7
Domestic Equity Funds - 11.0
International Equity Funds - 10.8
Short-Term Funds - 10.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	38.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.1
Fidelity Series Government Money Market Fund	8.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series Large Cap Stock Fund	2.2
Fidelity Series Short-Term Credit Fund	1.9
Fidelity Series International Value Fund	1.7
Fidelity Advisor Series Equity Growth Fund	1.7
85.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6 was renamed Class K6. Fidelity Advisor Freedom® 2005 Fund merged into Fidelity Advisor Freedom® Income Fund on June 14, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912847.100    3015-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2060 Fund Fidelity Advisor Freedom® 2060 Fund Class Z : FIJTX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 67	0.65%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.78%	13.93%	8.49%
Fidelity Freedom 2060 Composite Index℠	6.55%	13.39%	8.41%
S&P 500® Index	8.25%	18.59%	12.40%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$672,683,135
Number of Holdings	46
Total Advisory Fee	$4,277,391
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.6
76.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912956.100    3250-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2030 Fund Fidelity Advisor Freedom® 2030 Fund Class A : FAFEX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 92	0.89%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	-0.95%	8.29%	5.89%
Class A (without 5.75% sales charge)	5.09%	9.58%	6.52%
Fidelity Freedom 2030 Composite Index℠	5.91%	9.38%	6.90%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,841,378,788
Number of Holdings	45
Total Advisory Fee	$17,606,791
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.6
Domestic Equity Funds - 34.1
International Equity Funds - 26.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	21.8
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series Large Cap Stock Fund	6.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series International Value Fund	5.3
Fidelity Advisor Series Equity Growth Fund	5.1
Fidelity Series Overseas Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series International Growth Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
71.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912831.100    1194-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2050 Fund Fidelity Advisor Freedom® 2050 Fund Class M : FFFQX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 128	1.25%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	1.37%	12.43%	7.49%
Class M (without 3.50% sales charge)	5.04%	13.24%	7.87%
Fidelity Freedom 2050 Composite Index℠	6.55%	13.39%	8.60%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,729,667,473
Number of Holdings	45
Total Advisory Fee	$11,812,451
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.6
76.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912893.100    1608-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2050 Fund Fidelity Advisor Freedom® 2050 Fund Class K6 : FVGLX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 47	0.45%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 6, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.95%	14.11%	9.02%
Fidelity Freedom 2050 Composite Index℠	6.55%	13.39%	8.98%
S&P 500® Index	8.25%	18.59%	13.21%
A   From June 6, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,729,667,473
Number of Holdings	45
Total Advisory Fee	$11,812,451
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.6
76.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6 was renamed Class K6.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912895.100    3012-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2020 Fund Fidelity Advisor Freedom® 2020 Fund Class C : FDCFX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 159	1.56%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	3.21%	6.55%	4.66%
Class C	4.21%	6.55%	4.66%
Fidelity Freedom 2020 Composite Index℠	5.76%	7.17%	5.64%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,096,511,973
Number of Holdings	47
Total Advisory Fee	$6,153,319
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 50.7
Domestic Equity Funds - 25.5
International Equity Funds - 20.8
Short-Term Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	28.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series Large Cap Stock Fund	5.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series International Value Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Advisor Series Equity Growth Fund	3.9
Fidelity Series Overseas Fund	3.7
71.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912826.100    1191-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2060 Fund Fidelity Advisor Freedom® 2060 Fund Class K6 : FNGLX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 47	0.45%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 6, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.95%	14.12%	9.02%
Fidelity Freedom 2060 Composite Index℠	6.55%	13.39%	8.98%
S&P 500® Index	8.25%	18.59%	13.21%
A   From June 6, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$672,683,135
Number of Holdings	46
Total Advisory Fee	$4,277,391
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.6
76.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6 was renamed Class K6.	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912955.100    3014-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2015 Fund Fidelity Advisor Freedom® 2015 Fund Class C : FFVCX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 155	1.51%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	3.28%	5.49%	4.16%
Class C	4.28%	5.49%	4.16%
Fidelity Freedom 2015 Composite Index℠	5.70%	6.12%	5.11%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$430,361,686
Number of Holdings	45
Total Advisory Fee	$2,227,877
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.0
Domestic Equity Funds - 20.0
International Equity Funds - 17.1
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	32.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series Government Money Market Fund	4.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.5
Fidelity Series Large Cap Stock Fund	4.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series International Value Fund	3.1
Fidelity Advisor Series Equity Growth Fund	3.0
74.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912856.100    1298-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2055 Fund Fidelity Advisor Freedom® 2055 Fund Class Z : FIJSX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 67	0.65%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.74%	13.93%	8.50%
Fidelity Freedom 2055 Composite Index℠	6.55%	13.39%	8.41%
S&P 500® Index	8.25%	18.59%	12.40%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,201,207,965
Number of Holdings	44
Total Advisory Fee	$8,005,359
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.6
76.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912944.100    3249-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2055 Fund Fidelity Advisor Freedom® 2055 Fund Class C : FHFCX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 179	1.75%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	3.58%	12.68%	7.51%
Class C	4.58%	12.68%	7.51%
Fidelity Freedom 2055 Composite Index℠	6.55%	13.39%	8.60%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,201,207,965
Number of Holdings	44
Total Advisory Fee	$8,005,359
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.6
76.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912940.100    2335-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2035 Fund Fidelity Advisor Freedom® 2035 Fund Class A : FATHX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 96	0.94%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	-0.91%	10.41%	6.81%
Class A (without 5.75% sales charge)	5.14%	11.72%	7.45%
Fidelity Freedom 2035 Composite Index℠	6.16%	11.54%	7.88%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,761,126,084
Number of Holdings	45
Total Advisory Fee	$17,795,226
Portfolio Turnover	22%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.8
International Equity Funds - 30.6
Bond Funds - 29.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	16.8
Fidelity Series Large Cap Stock Fund	8.0
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series International Value Fund	6.1
Fidelity Advisor Series Equity Growth Fund	6.0
Fidelity Series Overseas Fund	5.7
Fidelity Series International Growth Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.2
Fidelity Series Opportunistic Insights Fund	5.1
Fidelity Series Value Discovery Fund	4.9
71.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912867.100    1307-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2070 Fund Fidelity Advisor Freedom® 2070 Fund Class C : FRBLX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period June 28, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 135	1.75%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2025.
Initial investment of $10,000. Share class performance includes contingent deferred sales charges in the past one year.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,455,544
Number of Holdings	24
Total Advisory Fee	$5,250
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.6
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series International Growth Fund	8.1
Fidelity Series Overseas Fund	8.1
Fidelity Series International Value Fund	8.0
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Opportunistic Insights Fund	6.7
Fidelity Series Value Discovery Fund	6.2
Fidelity Series Stock Selector Large Cap Value Fund	6.2
78.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918256.100    7644-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2045 Fund Fidelity Advisor Freedom® 2045 Fund Class M : FFFTX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 128	1.25%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	1.43%	12.43%	7.50%
Class M (without 3.50% sales charge)	5.11%	13.23%	7.88%
Fidelity Freedom 2045 Composite Index℠	6.55%	13.39%	8.60%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,924,862,077
Number of Holdings	45
Total Advisory Fee	$13,321,722
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.6
76.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912887.100    1603-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® Income Fund Fidelity Advisor Freedom® Income Fund Class A : FAFAX

This annual shareholder report contains information about Fidelity Advisor Freedom® Income Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 73	0.72%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	-1.08%	2.27%	2.50%
Class A (without 5.75% sales charge)	4.96%	3.49%	3.11%
Fidelity Freedom Income Composite Index℠	5.54%	3.40%	3.40%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$221,941,107
Number of Holdings	43
Total Advisory Fee	$962,090
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 67.7
Domestic Equity Funds - 11.0
International Equity Funds - 10.8
Short-Term Funds - 10.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	38.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.1
Fidelity Series Government Money Market Fund	8.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series Large Cap Stock Fund	2.2
Fidelity Series Short-Term Credit Fund	1.9
Fidelity Series International Value Fund	1.7
Fidelity Advisor Series Equity Growth Fund	1.7
85.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor Freedom® 2005 Fund merged into Fidelity Advisor Freedom® Income Fund on June 14, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912843.100    1205-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2055 Fund Fidelity Advisor Freedom® 2055 Fund Class K6 : FBGLX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 47	0.45%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 6, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.89%	14.12%	9.02%
Fidelity Freedom 2055 Composite Index℠	6.55%	13.39%	8.98%
S&P 500® Index	8.25%	18.59%	13.21%
A   From June 6, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,201,207,965
Number of Holdings	44
Total Advisory Fee	$8,005,359
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.6
76.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6 was renamed Class K6.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912943.100    3013-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2015 Fund Fidelity Advisor Freedom® 2015 Fund Class A : FFVAX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 78	0.77%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	-0.97%	5.06%	4.17%
Class A (without 5.75% sales charge)	5.07%	6.31%	4.79%
Fidelity Freedom 2015 Composite Index℠	5.70%	6.12%	5.11%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$430,361,686
Number of Holdings	45
Total Advisory Fee	$2,227,877
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.0
Domestic Equity Funds - 20.0
International Equity Funds - 17.1
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	32.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series Government Money Market Fund	4.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.5
Fidelity Series Large Cap Stock Fund	4.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series International Value Fund	3.1
Fidelity Advisor Series Equity Growth Fund	3.0
74.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912855.100    1296-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2040 Fund Fidelity Advisor Freedom® 2040 Fund Class Z : FIJPX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 65	0.63%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.71%	13.71%	8.34%
Fidelity Freedom 2040 Composite Index℠	6.46%	13.19%	8.26%
S&P 500® Index	8.25%	18.59%	12.40%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,590,930,670
Number of Holdings	45
Total Advisory Fee	$17,931,785
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.7
International Equity Funds - 36.6
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series Emerging Markets Opportunities Fund	9.2
Fidelity Series International Value Fund	7.4
Fidelity Advisor Series Equity Growth Fund	7.3
Fidelity Series Overseas Fund	6.9
Fidelity Series International Growth Fund	6.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Value Discovery Fund	5.9
Fidelity Series Stock Selector Large Cap Value Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
70.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912842.100    3246-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2055 Fund Fidelity Advisor Freedom® 2055 Fund Class I : FHFIX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 76	0.74%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	5.64%	13.82%	8.42%
Fidelity Freedom 2055 Composite Index℠	6.55%	13.39%	8.60%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,201,207,965
Number of Holdings	44
Total Advisory Fee	$8,005,359
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.6
76.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912941.100    2336-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2035 Fund Fidelity Advisor Freedom® 2035 Fund Class I : FITHX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 69	0.68%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	5.41%	11.99%	7.71%
Fidelity Freedom 2035 Composite Index℠	6.16%	11.54%	7.88%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,761,126,084
Number of Holdings	45
Total Advisory Fee	$17,795,226
Portfolio Turnover	22%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.8
International Equity Funds - 30.6
Bond Funds - 29.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	16.8
Fidelity Series Large Cap Stock Fund	8.0
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series International Value Fund	6.1
Fidelity Advisor Series Equity Growth Fund	6.0
Fidelity Series Overseas Fund	5.7
Fidelity Series International Growth Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.2
Fidelity Series Opportunistic Insights Fund	5.1
Fidelity Series Value Discovery Fund	4.9
71.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912870.100    1311-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2060 Fund Fidelity Advisor Freedom® 2060 Fund Class C : FDKSX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 179	1.75%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	3.55%	12.67%	7.49%
Class C	4.55%	12.67%	7.49%
Fidelity Freedom 2060 Composite Index℠	6.55%	13.39%	8.60%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$672,683,135
Number of Holdings	46
Total Advisory Fee	$4,277,391
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.6
76.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912952.100    2710-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2020 Fund Fidelity Advisor Freedom® 2020 Fund Class Z : FIJLX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 50	0.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.35%	7.71%	5.40%
Fidelity Freedom 2020 Composite Index℠	5.76%	7.17%	5.38%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.72%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,096,511,973
Number of Holdings	47
Total Advisory Fee	$6,153,319
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 50.7
Domestic Equity Funds - 25.5
International Equity Funds - 20.8
Short-Term Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	28.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series Large Cap Stock Fund	5.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series International Value Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Advisor Series Equity Growth Fund	3.9
Fidelity Series Overseas Fund	3.7
71.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912830.100    3242-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2060 Fund Fidelity Advisor Freedom® 2060 Fund Class A : FDKPX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 102	1.00%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	-0.72%	12.18%	7.50%
Class A (without 5.75% sales charge)	5.34%	13.52%	8.14%
Fidelity Freedom 2060 Composite Index℠	6.55%	13.39%	8.60%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$672,683,135
Number of Holdings	46
Total Advisory Fee	$4,277,391
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.6
76.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912951.100    2709-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2065 Fund Fidelity Advisor Freedom® 2065 Fund Class C : FDFYX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 179	1.75%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	3.61%	12.66%	7.97%
Class C	4.61%	12.66%	7.97%
Fidelity Freedom 2065 Composite Index℠	6.55%	13.39%	9.06%
S&P 500® Index	8.25%	18.59%	13.70%
A   From June 28, 2019
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$209,715,940
Number of Holdings	44
Total Advisory Fee	$1,217,191
Portfolio Turnover	23%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.6
76.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913105.100    3409-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2060 Fund Fidelity Advisor Freedom® 2060 Fund Class M : FDKTX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 128	1.25%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	1.34%	12.44%	7.49%
Class M (without 3.50% sales charge)	5.02%	13.24%	7.87%
Fidelity Freedom 2060 Composite Index℠	6.55%	13.39%	8.60%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$672,683,135
Number of Holdings	46
Total Advisory Fee	$4,277,391
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.6
76.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912953.100    2711-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2010 Fund Fidelity Advisor Freedom® 2010 Fund Class M : FCFTX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 100	0.97%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	1.23%	4.16%	3.54%
Class M (without 3.50% sales charge)	4.90%	4.91%	3.91%
Fidelity Freedom 2010 Composite Index℠	5.64%	5.00%	4.47%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$210,840,484
Number of Holdings	44
Total Advisory Fee	$989,023
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 63.3
Domestic Equity Funds - 14.6
International Equity Funds - 13.3
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	35.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.1
Fidelity Series Government Money Market Fund	6.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
Fidelity Series Large Cap Stock Fund	2.9
Fidelity Series International Value Fund	2.3
Fidelity Advisor Series Equity Growth Fund	2.3
Fidelity Series Overseas Fund	2.1
80.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912821.100    1187-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2065 Fund Fidelity Advisor Freedom® 2065 Fund Class I : FDFSX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 75	0.73%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	5.57%	13.80%	9.05%
Fidelity Freedom 2065 Composite Index℠	6.55%	13.39%	9.06%
S&P 500® Index	8.25%	18.59%	13.70%
A   From June 28, 2019
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$209,715,940
Number of Holdings	44
Total Advisory Fee	$1,217,191
Portfolio Turnover	23%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.6
76.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913107.100    3411-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2030 Fund Fidelity Advisor Freedom® 2030 Fund Class Z : FIJNX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 58	0.56%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.38%	9.95%	6.49%
Fidelity Freedom 2030 Composite Index℠	5.91%	9.38%	6.43%
S&P 500® Index	8.25%	18.59%	12.40%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,841,378,788
Number of Holdings	45
Total Advisory Fee	$17,606,791
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.6
Domestic Equity Funds - 34.1
International Equity Funds - 26.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	21.8
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series Large Cap Stock Fund	6.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series International Value Fund	5.3
Fidelity Advisor Series Equity Growth Fund	5.1
Fidelity Series Overseas Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series International Growth Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
71.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912836.100    3244-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2050 Fund Fidelity Advisor Freedom® 2050 Fund Class Z : FIJRX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 66	0.65%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.69%	13.93%	8.49%
Fidelity Freedom 2050 Composite Index℠	6.55%	13.39%	8.41%
S&P 500® Index	8.25%	18.59%	12.40%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,729,667,473
Number of Holdings	45
Total Advisory Fee	$11,812,451
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.6
76.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912896.100    3248-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2065 Fund Fidelity Advisor Freedom® 2065 Fund Class A : FDFZX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 102	1.00%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	-0.75%	12.16%	7.65%
Class A (without 5.75% sales charge)	5.30%	13.50%	8.77%
Fidelity Freedom 2065 Composite Index℠	6.55%	13.39%	9.06%
S&P 500® Index	8.25%	18.59%	13.70%
A   From June 28, 2019
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$209,715,940
Number of Holdings	44
Total Advisory Fee	$1,217,191
Portfolio Turnover	23%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.6
76.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913104.100    3408-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2035 Fund Fidelity Advisor Freedom® 2035 Fund Class C : FCTHX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 172	1.69%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	3.43%	10.89%	6.81%
Class C	4.43%	10.89%	6.81%
Fidelity Freedom 2035 Composite Index℠	6.16%	11.54%	7.88%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,761,126,084
Number of Holdings	45
Total Advisory Fee	$17,795,226
Portfolio Turnover	22%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.8
International Equity Funds - 30.6
Bond Funds - 29.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	16.8
Fidelity Series Large Cap Stock Fund	8.0
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series International Value Fund	6.1
Fidelity Advisor Series Equity Growth Fund	6.0
Fidelity Series Overseas Fund	5.7
Fidelity Series International Growth Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.2
Fidelity Series Opportunistic Insights Fund	5.1
Fidelity Series Value Discovery Fund	4.9
71.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912868.100    1309-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2040 Fund Fidelity Advisor Freedom® 2040 Fund Class I : FIFFX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 74	0.72%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	5.60%	13.59%	8.32%
Fidelity Freedom 2040 Composite Index℠	6.46%	13.19%	8.50%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,590,930,670
Number of Holdings	45
Total Advisory Fee	$17,931,785
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.7
International Equity Funds - 36.6
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series Emerging Markets Opportunities Fund	9.2
Fidelity Series International Value Fund	7.4
Fidelity Advisor Series Equity Growth Fund	7.3
Fidelity Series Overseas Fund	6.9
Fidelity Series International Growth Fund	6.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Value Discovery Fund	5.9
Fidelity Series Stock Selector Large Cap Value Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
70.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912840.100    1204-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2055 Fund Fidelity Advisor Freedom® 2055 Fund Class A : FHFAX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 102	1.00%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	-0.73%	12.19%	7.51%
Class A (without 5.75% sales charge)	5.33%	13.52%	8.15%
Fidelity Freedom 2055 Composite Index℠	6.55%	13.39%	8.60%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,201,207,965
Number of Holdings	44
Total Advisory Fee	$8,005,359
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.6
76.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912939.100    2334-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2030 Fund Fidelity Advisor Freedom® 2030 Fund Class M : FTFEX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 117	1.14%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	1.14%	8.53%	5.86%
Class M (without 3.50% sales charge)	4.81%	9.31%	6.24%
Fidelity Freedom 2030 Composite Index℠	5.91%	9.38%	6.90%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,841,378,788
Number of Holdings	45
Total Advisory Fee	$17,606,791
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.6
Domestic Equity Funds - 34.1
International Equity Funds - 26.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	21.8
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series Large Cap Stock Fund	6.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series International Value Fund	5.3
Fidelity Advisor Series Equity Growth Fund	5.1
Fidelity Series Overseas Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series International Growth Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
71.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912833.100    1197-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2035 Fund Fidelity Advisor Freedom® 2035 Fund Class K6 : FHGLX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 41	0.40%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 6, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.73%	12.28%	8.11%
Fidelity Freedom 2035 Composite Index℠	6.16%	11.54%	8.07%
S&P 500® Index	8.25%	18.59%	13.21%
A   From June 6, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,761,126,084
Number of Holdings	45
Total Advisory Fee	$17,795,226
Portfolio Turnover	22%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.8
International Equity Funds - 30.6
Bond Funds - 29.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	16.8
Fidelity Series Large Cap Stock Fund	8.0
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series International Value Fund	6.1
Fidelity Advisor Series Equity Growth Fund	6.0
Fidelity Series Overseas Fund	5.7
Fidelity Series International Growth Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.2
Fidelity Series Opportunistic Insights Fund	5.1
Fidelity Series Value Discovery Fund	4.9
71.2
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6 was renamed Class K6.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912871.100    3009-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2035 Fund Fidelity Advisor Freedom® 2035 Fund Class M : FTTHX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 122	1.19%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	1.23%	10.65%	6.81%
Class M (without 3.50% sales charge)	4.91%	11.44%	7.19%
Fidelity Freedom 2035 Composite Index℠	6.16%	11.54%	7.88%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,761,126,084
Number of Holdings	45
Total Advisory Fee	$17,795,226
Portfolio Turnover	22%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.8
International Equity Funds - 30.6
Bond Funds - 29.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	16.8
Fidelity Series Large Cap Stock Fund	8.0
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series International Value Fund	6.1
Fidelity Advisor Series Equity Growth Fund	6.0
Fidelity Series Overseas Fund	5.7
Fidelity Series International Growth Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.2
Fidelity Series Opportunistic Insights Fund	5.1
Fidelity Series Value Discovery Fund	4.9
71.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912869.100    1310-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2010 Fund Fidelity Advisor Freedom® 2010 Fund Class A : FACFX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 74	0.72%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	-0.94%	3.93%	3.55%
Class A (without 5.75% sales charge)	5.10%	5.17%	4.16%
Fidelity Freedom 2010 Composite Index℠	5.64%	5.00%	4.47%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$210,840,484
Number of Holdings	44
Total Advisory Fee	$989,023
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 63.3
Domestic Equity Funds - 14.6
International Equity Funds - 13.3
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	35.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.1
Fidelity Series Government Money Market Fund	6.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
Fidelity Series Large Cap Stock Fund	2.9
Fidelity Series International Value Fund	2.3
Fidelity Advisor Series Equity Growth Fund	2.3
Fidelity Series Overseas Fund	2.1
80.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912819.100    1184-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2015 Fund Fidelity Advisor Freedom® 2015 Fund Class K6 : FIGLX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 27	0.26%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 6, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.67%	6.76%	5.15%
Fidelity Freedom 2015 Composite Index℠	5.70%	6.12%	5.16%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.33%
A   From June 6, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$430,361,686
Number of Holdings	45
Total Advisory Fee	$2,227,877
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.0
Domestic Equity Funds - 20.0
International Equity Funds - 17.1
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	32.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series Government Money Market Fund	4.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.5
Fidelity Series Large Cap Stock Fund	4.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series International Value Fund	3.1
Fidelity Advisor Series Equity Growth Fund	3.0
74.9
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6 was renamed Class K6.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912859.100    3005-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2070 Fund Fidelity Advisor Freedom® 2070 Fund Class I : FRBNX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period June 28, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 58	0.75%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2025.
Initial investment of $10,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,455,544
Number of Holdings	24
Total Advisory Fee	$5,250
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.6
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series International Growth Fund	8.1
Fidelity Series Overseas Fund	8.1
Fidelity Series International Value Fund	8.0
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Opportunistic Insights Fund	6.7
Fidelity Series Value Discovery Fund	6.2
Fidelity Series Stock Selector Large Cap Value Fund	6.2
78.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918258.100    7645-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2040 Fund Fidelity Advisor Freedom® 2040 Fund Class K6 : FKGLX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 45	0.44%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 6, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.88%	13.91%	8.89%
Fidelity Freedom 2040 Composite Index℠	6.46%	13.19%	8.86%
S&P 500® Index	8.25%	18.59%	13.21%
A   From June 6, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,590,930,670
Number of Holdings	45
Total Advisory Fee	$17,931,785
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.7
International Equity Funds - 36.6
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series Emerging Markets Opportunities Fund	9.2
Fidelity Series International Value Fund	7.4
Fidelity Advisor Series Equity Growth Fund	7.3
Fidelity Series Overseas Fund	6.9
Fidelity Series International Growth Fund	6.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Value Discovery Fund	5.9
Fidelity Series Stock Selector Large Cap Value Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
70.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6 was renamed Class K6.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912841.100    3010-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2015 Fund Fidelity Advisor Freedom® 2015 Fund Class M : FFVTX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 104	1.01%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	1.12%	5.28%	4.14%
Class M (without 3.50% sales charge)	4.79%	6.03%	4.52%
Fidelity Freedom 2015 Composite Index℠	5.70%	6.12%	5.11%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$430,361,686
Number of Holdings	45
Total Advisory Fee	$2,227,877
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.0
Domestic Equity Funds - 20.0
International Equity Funds - 17.1
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	32.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series Government Money Market Fund	4.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.5
Fidelity Series Large Cap Stock Fund	4.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series International Value Fund	3.1
Fidelity Advisor Series Equity Growth Fund	3.0
74.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912857.100    1299-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2025 Fund Fidelity Advisor Freedom® 2025 Fund Class M : FTTWX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 113	1.10%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	1.09%	7.26%	5.12%
Class M (without 3.50% sales charge)	4.75%	8.03%	5.50%
Fidelity Freedom 2025 Composite Index℠	5.81%	8.11%	6.12%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,024,499,395
Number of Holdings	42
Total Advisory Fee	$11,982,095
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.2
Domestic Equity Funds - 30.2
International Equity Funds - 24.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Large Cap Stock Fund	6.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series International Value Fund	4.8
Fidelity Advisor Series Equity Growth Fund	4.5
Fidelity Series Overseas Fund	4.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
Fidelity Series International Growth Fund	4.2
73.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912863.100    1305-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2040 Fund Fidelity Advisor Freedom® 2040 Fund Class M : FTFFX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 126	1.23%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	1.42%	12.24%	7.40%
Class M (without 3.50% sales charge)	5.10%	13.04%	7.78%
Fidelity Freedom 2040 Composite Index℠	6.46%	13.19%	8.50%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,590,930,670
Number of Holdings	45
Total Advisory Fee	$17,931,785
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.7
International Equity Funds - 36.6
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series Emerging Markets Opportunities Fund	9.2
Fidelity Series International Value Fund	7.4
Fidelity Advisor Series Equity Growth Fund	7.3
Fidelity Series Overseas Fund	6.9
Fidelity Series International Growth Fund	6.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Value Discovery Fund	5.9
Fidelity Series Stock Selector Large Cap Value Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
70.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912839.100    1203-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2025 Fund Fidelity Advisor Freedom® 2025 Fund Class I : FITWX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 61	0.59%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	5.30%	8.58%	6.03%
Fidelity Freedom 2025 Composite Index℠	5.81%	8.11%	6.12%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,024,499,395
Number of Holdings	42
Total Advisory Fee	$11,982,095
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.2
Domestic Equity Funds - 30.2
International Equity Funds - 24.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Large Cap Stock Fund	6.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series International Value Fund	4.8
Fidelity Advisor Series Equity Growth Fund	4.5
Fidelity Series Overseas Fund	4.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
Fidelity Series International Growth Fund	4.2
73.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912864.100    1306-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2050 Fund Fidelity Advisor Freedom® 2050 Fund Class A : FFFLX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 102	1.00%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	-0.73%	12.18%	7.51%
Class A (without 5.75% sales charge)	5.33%	13.51%	8.15%
Fidelity Freedom 2050 Composite Index℠	6.55%	13.39%	8.60%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,729,667,473
Number of Holdings	45
Total Advisory Fee	$11,812,451
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.6
76.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912891.100    1605-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2070 Fund Fidelity Advisor Freedom® 2070 Fund Class Z : FRBOX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period June 28, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 51	0.66%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2025.
Initial investment of $10,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,455,544
Number of Holdings	24
Total Advisory Fee	$5,250
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.6
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series International Growth Fund	8.1
Fidelity Series Overseas Fund	8.1
Fidelity Series International Value Fund	8.0
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Opportunistic Insights Fund	6.7
Fidelity Series Value Discovery Fund	6.2
Fidelity Series Stock Selector Large Cap Value Fund	6.2
78.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918260.100    7646-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2025 Fund Fidelity Advisor Freedom® 2025 Fund Class Z : FIJMX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 54	0.53%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.34%	8.66%	5.89%
Fidelity Freedom 2025 Composite Index℠	5.81%	8.11%	5.86%
S&P 500® Index	8.25%	18.59%	12.40%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,024,499,395
Number of Holdings	42
Total Advisory Fee	$11,982,095
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.2
Domestic Equity Funds - 30.2
International Equity Funds - 24.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Large Cap Stock Fund	6.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series International Value Fund	4.8
Fidelity Advisor Series Equity Growth Fund	4.5
Fidelity Series Overseas Fund	4.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
Fidelity Series International Growth Fund	4.2
73.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912866.100    3243-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2015 Fund Fidelity Advisor Freedom® 2015 Fund Class I : FFVIX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 52	0.51%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	5.36%	6.57%	5.05%
Fidelity Freedom 2015 Composite Index℠	5.70%	6.12%	5.11%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$430,361,686
Number of Holdings	45
Total Advisory Fee	$2,227,877
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.0
Domestic Equity Funds - 20.0
International Equity Funds - 17.1
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	32.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series Government Money Market Fund	4.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.5
Fidelity Series Large Cap Stock Fund	4.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series International Value Fund	3.1
Fidelity Advisor Series Equity Growth Fund	3.0
74.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912858.100    1301-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2070 Fund Fidelity Advisor Freedom® 2070 Fund Class M : FRBKX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period June 28, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 98	1.27%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,455,544
Number of Holdings	24
Total Advisory Fee	$5,250
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.6
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series International Growth Fund	8.1
Fidelity Series Overseas Fund	8.1
Fidelity Series International Value Fund	8.0
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Opportunistic Insights Fund	6.7
Fidelity Series Value Discovery Fund	6.2
Fidelity Series Stock Selector Large Cap Value Fund	6.2
78.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918254.100    7643-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2065 Fund Fidelity Advisor Freedom® 2065 Fund Class Z : FDFQX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 67	0.65%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.72%	13.91%	9.16%
Fidelity Freedom 2065 Composite Index℠	6.55%	13.39%	9.06%
S&P 500® Index	8.25%	18.59%	13.70%
A   From June 28, 2019
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$209,715,940
Number of Holdings	44
Total Advisory Fee	$1,217,191
Portfolio Turnover	23%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.6
76.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913108.100    3412-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2070 Fund Fidelity Advisor Freedom® 2070 Fund Class A : FRBJX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period June 28, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 79	1.02%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,455,544
Number of Holdings	24
Total Advisory Fee	$5,250
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.6
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series International Growth Fund	8.1
Fidelity Series Overseas Fund	8.1
Fidelity Series International Value Fund	8.0
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Opportunistic Insights Fund	6.7
Fidelity Series Value Discovery Fund	6.2
Fidelity Series Stock Selector Large Cap Value Fund	6.2
78.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918252.100    7642-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2035 Fund Fidelity Advisor Freedom® 2035 Fund Class Z : FIJOX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 61	0.60%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.50%	12.10%	7.48%
Fidelity Freedom 2035 Composite Index℠	6.16%	11.54%	7.37%
S&P 500® Index	8.25%	18.59%	12.40%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,761,126,084
Number of Holdings	45
Total Advisory Fee	$17,795,226
Portfolio Turnover	22%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.8
International Equity Funds - 30.6
Bond Funds - 29.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	16.8
Fidelity Series Large Cap Stock Fund	8.0
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series International Value Fund	6.1
Fidelity Advisor Series Equity Growth Fund	6.0
Fidelity Series Overseas Fund	5.7
Fidelity Series International Growth Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.2
Fidelity Series Opportunistic Insights Fund	5.1
Fidelity Series Value Discovery Fund	4.9
71.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912872.100    3245-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2040 Fund Fidelity Advisor Freedom® 2040 Fund Class C : FCFFX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 177	1.73%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	3.58%	12.47%	7.39%
Class C	4.58%	12.47%	7.39%
Fidelity Freedom 2040 Composite Index℠	6.46%	13.19%	8.50%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,590,930,670
Number of Holdings	45
Total Advisory Fee	$17,931,785
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.7
International Equity Funds - 36.6
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series Emerging Markets Opportunities Fund	9.2
Fidelity Series International Value Fund	7.4
Fidelity Advisor Series Equity Growth Fund	7.3
Fidelity Series Overseas Fund	6.9
Fidelity Series International Growth Fund	6.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Value Discovery Fund	5.9
Fidelity Series Stock Selector Large Cap Value Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
70.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912838.100    1202-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2030 Fund Fidelity Advisor Freedom® 2030 Fund Class I : FEFIX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 65	0.64%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	5.27%	9.84%	6.78%
Fidelity Freedom 2030 Composite Index℠	5.91%	9.38%	6.90%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,841,378,788
Number of Holdings	45
Total Advisory Fee	$17,606,791
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.6
Domestic Equity Funds - 34.1
International Equity Funds - 26.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	21.8
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series Large Cap Stock Fund	6.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series International Value Fund	5.3
Fidelity Advisor Series Equity Growth Fund	5.1
Fidelity Series Overseas Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series International Growth Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
71.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912834.100    1198-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2020 Fund Fidelity Advisor Freedom® 2020 Fund Class M : FDTFX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 108	1.06%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	1.07%	6.33%	4.65%
Class M (without 3.50% sales charge)	4.74%	7.09%	5.03%
Fidelity Freedom 2020 Composite Index℠	5.76%	7.17%	5.64%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,096,511,973
Number of Holdings	47
Total Advisory Fee	$6,153,319
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 50.7
Domestic Equity Funds - 25.5
International Equity Funds - 20.8
Short-Term Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	28.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series Large Cap Stock Fund	5.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series International Value Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Advisor Series Equity Growth Fund	3.9
Fidelity Series Overseas Fund	3.7
71.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912827.100    1192-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2030 Fund Fidelity Advisor Freedom® 2030 Fund Class C : FCFEX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 168	1.64%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	3.21%	8.75%	5.88%
Class C	4.21%	8.75%	5.88%
Fidelity Freedom 2030 Composite Index℠	5.91%	9.38%	6.90%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,841,378,788
Number of Holdings	45
Total Advisory Fee	$17,606,791
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.6
Domestic Equity Funds - 34.1
International Equity Funds - 26.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	21.8
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series Large Cap Stock Fund	6.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series International Value Fund	5.3
Fidelity Advisor Series Equity Growth Fund	5.1
Fidelity Series Overseas Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series International Growth Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
71.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912832.100    1196-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2010 Fund Fidelity Advisor Freedom® 2010 Fund Class K6 : FUGLX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 26	0.25%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 6, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.60%	5.60%	4.49%
Fidelity Freedom 2010 Composite Index℠	5.64%	5.00%	4.52%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.33%
A   From June 6, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$210,840,484
Number of Holdings	44
Total Advisory Fee	$989,023
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 63.3
Domestic Equity Funds - 14.6
International Equity Funds - 13.3
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	35.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.1
Fidelity Series Government Money Market Fund	6.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
Fidelity Series Large Cap Stock Fund	2.9
Fidelity Series International Value Fund	2.3
Fidelity Advisor Series Equity Growth Fund	2.3
Fidelity Series Overseas Fund	2.1
80.2
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6 was renamed Class K6.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912823.100    3004-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2065 Fund Fidelity Advisor Freedom® 2065 Fund Class K6 : FDFRX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 47	0.45%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.95%	14.10%	9.34%
Fidelity Freedom 2065 Composite Index℠	6.55%	13.39%	9.06%
S&P 500® Index	8.25%	18.59%	13.70%
A   From June 28, 2019
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$209,715,940
Number of Holdings	44
Total Advisory Fee	$1,217,191
Portfolio Turnover	23%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.6
76.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6 was renamed Class K6.	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913109.100    3413-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2025 Fund Fidelity Advisor Freedom® 2025 Fund Class K6 : FPGLX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 34	0.33%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 6, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.57%	8.81%	6.27%
Fidelity Freedom 2025 Composite Index℠	5.81%	8.11%	6.24%
S&P 500® Index	8.25%	18.59%	13.21%
A   From June 6, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,024,499,395
Number of Holdings	42
Total Advisory Fee	$11,982,095
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.2
Domestic Equity Funds - 30.2
International Equity Funds - 24.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Large Cap Stock Fund	6.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series International Value Fund	4.8
Fidelity Advisor Series Equity Growth Fund	4.5
Fidelity Series Overseas Fund	4.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
Fidelity Series International Growth Fund	4.2
73.9
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6 was renamed Class K6.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912865.100    3007-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® Income Fund Fidelity Advisor Freedom® Income Fund Class Z : FIJUX

This annual shareholder report contains information about Fidelity Advisor Freedom® Income Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.42%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.38%	3.81%	3.52%
Fidelity Freedom Income Composite Index℠	5.54%	3.40%	3.63%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.72%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$221,941,107
Number of Holdings	43
Total Advisory Fee	$962,090
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 67.7
Domestic Equity Funds - 11.0
International Equity Funds - 10.8
Short-Term Funds - 10.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	38.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.1
Fidelity Series Government Money Market Fund	8.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series Large Cap Stock Fund	2.2
Fidelity Series Short-Term Credit Fund	1.9
Fidelity Series International Value Fund	1.7
Fidelity Advisor Series Equity Growth Fund	1.7
85.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor Freedom® 2005 Fund merged into Fidelity Advisor Freedom® Income Fund on June 14, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912848.100    3238-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2050 Fund Fidelity Advisor Freedom® 2050 Fund Class C : FFFYX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 179	1.75%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	3.56%	12.68%	7.49%
Class C	4.56%	12.68%	7.49%
Fidelity Freedom 2050 Composite Index℠	6.55%	13.39%	8.60%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,729,667,473
Number of Holdings	45
Total Advisory Fee	$11,812,451
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.6
76.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912892.100    1607-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2010 Fund Fidelity Advisor Freedom® 2010 Fund Class I : FCIFX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 48	0.47%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	5.33%	5.42%	4.43%
Fidelity Freedom 2010 Composite Index℠	5.64%	5.00%	4.47%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$210,840,484
Number of Holdings	44
Total Advisory Fee	$989,023
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 63.3
Domestic Equity Funds - 14.6
International Equity Funds - 13.3
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	35.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.1
Fidelity Series Government Money Market Fund	6.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
Fidelity Series Large Cap Stock Fund	2.9
Fidelity Series International Value Fund	2.3
Fidelity Advisor Series Equity Growth Fund	2.3
Fidelity Series Overseas Fund	2.1
80.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912822.100    1188-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2020 Fund Fidelity Advisor Freedom® 2020 Fund Class I : FDIFX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 57	0.55%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	5.29%	7.63%	5.56%
Fidelity Freedom 2020 Composite Index℠	5.76%	7.17%	5.64%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,096,511,973
Number of Holdings	47
Total Advisory Fee	$6,153,319
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 50.7
Domestic Equity Funds - 25.5
International Equity Funds - 20.8
Short-Term Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	28.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series Large Cap Stock Fund	5.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series International Value Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Advisor Series Equity Growth Fund	3.9
Fidelity Series Overseas Fund	3.7
71.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912828.100    1193-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2020 Fund Fidelity Advisor Freedom® 2020 Fund Class K6 : FOGLX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.29%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 6, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.61%	7.85%	5.73%
Fidelity Freedom 2020 Composite Index℠	5.76%	7.17%	5.72%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.33%
A   From June 6, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,096,511,973
Number of Holdings	47
Total Advisory Fee	$6,153,319
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 50.7
Domestic Equity Funds - 25.5
International Equity Funds - 20.8
Short-Term Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	28.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series Large Cap Stock Fund	5.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series International Value Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Advisor Series Equity Growth Fund	3.9
Fidelity Series Overseas Fund	3.7
71.4
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6 was renamed Class K6.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912829.100    3006-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® Income Fund Fidelity Advisor Freedom® Income Fund Class C : FCAFX

This annual shareholder report contains information about Fidelity Advisor Freedom® Income Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 150	1.47%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	3.32%	2.73%	2.50%
Class C	4.32%	2.73%	2.50%
Fidelity Freedom Income Composite Index℠	5.54%	3.40%	3.40%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$221,941,107
Number of Holdings	43
Total Advisory Fee	$962,090
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 67.7
Domestic Equity Funds - 11.0
International Equity Funds - 10.8
Short-Term Funds - 10.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	38.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.1
Fidelity Series Government Money Market Fund	8.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series Large Cap Stock Fund	2.2
Fidelity Series Short-Term Credit Fund	1.9
Fidelity Series International Value Fund	1.7
Fidelity Advisor Series Equity Growth Fund	1.7
85.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor Freedom® 2005 Fund merged into Fidelity Advisor Freedom® Income Fund on June 14, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912844.100    1207-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2010 Fund Fidelity Advisor Freedom® 2010 Fund Class C : FCFCX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 151	1.47%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	3.38%	4.38%	3.54%
Class C	4.38%	4.38%	3.54%
Fidelity Freedom 2010 Composite Index℠	5.64%	5.00%	4.47%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$210,840,484
Number of Holdings	44
Total Advisory Fee	$989,023
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 63.3
Domestic Equity Funds - 14.6
International Equity Funds - 13.3
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	35.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.1
Fidelity Series Government Money Market Fund	6.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
Fidelity Series Large Cap Stock Fund	2.9
Fidelity Series International Value Fund	2.3
Fidelity Advisor Series Equity Growth Fund	2.3
Fidelity Series Overseas Fund	2.1
80.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912820.100    1186-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2015 Fund Fidelity Advisor Freedom® 2015 Fund Class Z : FIJKX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 47	0.46%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.42%	6.63%	4.86%
Fidelity Freedom 2015 Composite Index℠	5.70%	6.12%	4.88%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.72%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$430,361,686
Number of Holdings	45
Total Advisory Fee	$2,227,877
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.0
Domestic Equity Funds - 20.0
International Equity Funds - 17.1
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	32.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series Government Money Market Fund	4.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.5
Fidelity Series Large Cap Stock Fund	4.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series International Value Fund	3.1
Fidelity Advisor Series Equity Growth Fund	3.0
74.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912860.100    3241-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2045 Fund Fidelity Advisor Freedom® 2045 Fund Class K6 : FCGLX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 47	0.45%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 6, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.90%	14.12%	9.02%
Fidelity Freedom 2045 Composite Index℠	6.55%	13.39%	8.98%
S&P 500® Index	8.25%	18.59%	13.21%
A   From June 6, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,924,862,077
Number of Holdings	45
Total Advisory Fee	$13,321,722
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.6
76.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6 was renamed Class K6.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912889.100    3011-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® Income Fund Fidelity Advisor Freedom® Income Fund Class M : FTAFX

This annual shareholder report contains information about Fidelity Advisor Freedom® Income Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 99	0.97%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	1.14%	2.51%	2.49%
Class M (without 3.50% sales charge)	4.81%	3.24%	2.86%
Fidelity Freedom Income Composite Index℠	5.54%	3.40%	3.40%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$221,941,107
Number of Holdings	43
Total Advisory Fee	$962,090
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 67.7
Domestic Equity Funds - 11.0
International Equity Funds - 10.8
Short-Term Funds - 10.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	38.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.1
Fidelity Series Government Money Market Fund	8.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series Large Cap Stock Fund	2.2
Fidelity Series Short-Term Credit Fund	1.9
Fidelity Series International Value Fund	1.7
Fidelity Advisor Series Equity Growth Fund	1.7
85.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor Freedom® 2005 Fund merged into Fidelity Advisor Freedom® Income Fund on June 14, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912845.100    1208-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2020 Fund Fidelity Advisor Freedom® 2020 Fund Class A : FDAFX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 83	0.81%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	-0.98%	6.10%	4.67%
Class A (without 5.75% sales charge)	5.06%	7.36%	5.29%
Fidelity Freedom 2020 Composite Index℠	5.76%	7.17%	5.64%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,096,511,973
Number of Holdings	47
Total Advisory Fee	$6,153,319
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 50.7
Domestic Equity Funds - 25.5
International Equity Funds - 20.8
Short-Term Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	28.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series Large Cap Stock Fund	5.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series International Value Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Advisor Series Equity Growth Fund	3.9
Fidelity Series Overseas Fund	3.7
71.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912825.100    1189-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2070 Fund Fidelity Advisor Freedom® 2070 Fund Class K6 : FRBPX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period June 28, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6 A	$ 35	0.45%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2025.
Initial investment of $10,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,455,544
Number of Holdings	24
Total Advisory Fee	$5,250
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.6
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series International Growth Fund	8.1
Fidelity Series Overseas Fund	8.1
Fidelity Series International Value Fund	8.0
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Opportunistic Insights Fund	6.7
Fidelity Series Value Discovery Fund	6.2
Fidelity Series Stock Selector Large Cap Value Fund	6.2
78.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918262.100    7647-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2045 Fund Fidelity Advisor Freedom® 2045 Fund Class I : FFFIX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 76	0.74%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	5.61%	13.82%	8.42%
Fidelity Freedom 2045 Composite Index℠	6.55%	13.39%	8.60%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,924,862,077
Number of Holdings	45
Total Advisory Fee	$13,321,722
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.6
76.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912888.100    1604-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® Income Fund Fidelity Advisor Freedom® Income Fund Class I : FIAFX

This annual shareholder report contains information about Fidelity Advisor Freedom® Income Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 47	0.46%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	5.29%	3.77%	3.37%
Fidelity Freedom Income Composite Index℠	5.54%	3.40%	3.40%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$221,941,107
Number of Holdings	43
Total Advisory Fee	$962,090
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 67.7
Domestic Equity Funds - 11.0
International Equity Funds - 10.8
Short-Term Funds - 10.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	38.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.1
Fidelity Series Government Money Market Fund	8.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series Large Cap Stock Fund	2.2
Fidelity Series Short-Term Credit Fund	1.9
Fidelity Series International Value Fund	1.7
Fidelity Advisor Series Equity Growth Fund	1.7
85.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor Freedom® 2005 Fund merged into Fidelity Advisor Freedom® Income Fund on June 14, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912846.100    1209-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2055 Fund Fidelity Advisor Freedom® 2055 Fund Class M : FHFTX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 128	1.25%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	1.38%	12.42%	7.49%
Class M (without 3.50% sales charge)	5.06%	13.23%	7.88%
Fidelity Freedom 2055 Composite Index℠	6.55%	13.39%	8.60%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,201,207,965
Number of Holdings	44
Total Advisory Fee	$8,005,359
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.6
76.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912942.100    2337-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2040 Fund Fidelity Advisor Freedom® 2040 Fund Class A : FAFFX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 101	0.98%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	-0.72%	11.98%	7.41%
Class A (without 5.75% sales charge)	5.34%	13.31%	8.05%
Fidelity Freedom 2040 Composite Index℠	6.46%	13.19%	8.50%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,590,930,670
Number of Holdings	45
Total Advisory Fee	$17,931,785
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.7
International Equity Funds - 36.6
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series Emerging Markets Opportunities Fund	9.2
Fidelity Series International Value Fund	7.4
Fidelity Advisor Series Equity Growth Fund	7.3
Fidelity Series Overseas Fund	6.9
Fidelity Series International Growth Fund	6.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Value Discovery Fund	5.9
Fidelity Series Stock Selector Large Cap Value Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
70.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912837.100    1199-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2060 Fund Fidelity Advisor Freedom® 2060 Fund Class I : FDKQX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 76	0.74%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	5.63%	13.80%	8.42%
Fidelity Freedom 2060 Composite Index℠	6.55%	13.39%	8.60%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$672,683,135
Number of Holdings	46
Total Advisory Fee	$4,277,391
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.6
76.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912954.100    2712-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2025 Fund Fidelity Advisor Freedom® 2025 Fund Class C : FCTWX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 163	1.60%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	3.28%	7.51%	5.14%
Class C	4.28%	7.51%	5.14%
Fidelity Freedom 2025 Composite Index℠	5.81%	8.11%	6.12%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,024,499,395
Number of Holdings	42
Total Advisory Fee	$11,982,095
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.2
Domestic Equity Funds - 30.2
International Equity Funds - 24.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Large Cap Stock Fund	6.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series International Value Fund	4.8
Fidelity Advisor Series Equity Growth Fund	4.5
Fidelity Series Overseas Fund	4.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
Fidelity Series International Growth Fund	4.2
73.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912862.100    1304-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2030 Fund Fidelity Advisor Freedom® 2030 Fund Class K6 : FDGLX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 37	0.36%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 6, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.67%	10.12%	7.04%
Fidelity Freedom 2030 Composite Index℠	5.91%	9.38%	7.00%
S&P 500® Index	8.25%	18.59%	13.21%
A   From June 6, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,841,378,788
Number of Holdings	45
Total Advisory Fee	$17,606,791
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.6
Domestic Equity Funds - 34.1
International Equity Funds - 26.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	21.8
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series Large Cap Stock Fund	6.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series International Value Fund	5.3
Fidelity Advisor Series Equity Growth Fund	5.1
Fidelity Series Overseas Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series International Growth Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
71.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6 was renamed Class K6.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912835.100    3008-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor Freedom® 2050 Fund Fidelity Advisor Freedom® 2050 Fund Class I : FFFPX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 76	0.74%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	5.66%	13.81%	8.42%
Fidelity Freedom 2050 Composite Index℠	6.55%	13.39%	8.60%
S&P 500® Index	8.25%	18.59%	12.50%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,729,667,473
Number of Holdings	45
Total Advisory Fee	$11,812,451
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.6
76.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912894.100    1609-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2065 Fund Fidelity Advisor Freedom® 2065 Fund Class M : FDFVX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 128	1.25%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	1.46%	12.42%	7.84%
Class M (without 3.50% sales charge)	5.13%	13.22%	8.51%
Fidelity Freedom 2065 Composite Index℠	6.55%	13.39%	9.06%
S&P 500® Index	8.25%	18.59%	13.70%
A   From June 28, 2019
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$209,715,940
Number of Holdings	44
Total Advisory Fee	$1,217,191
Portfolio Turnover	23%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.4
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.6
76.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913106.100    3410-TSRA-0525

Item 2.

Code of Ethics

As of the end of the period, March 31, 2025, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Advisor Freedom 2065 Fund, Fidelity Advisor Freedom 2070 Fund, and Fidelity Advisor Freedom Income Fund (the “Funds”):

Services Billed by Deloitte Entities

March 31, 2025 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom 2010 Fund	$22,400	$-	$6,000	$500
Fidelity Advisor Freedom 2015 Fund	$22,400	$-	$6,000	$500
Fidelity Advisor Freedom 2020 Fund	$22,400	$-	$6,000	$500
Fidelity Advisor Freedom 2025 Fund	$22,500	$-	$6,000	$500
Fidelity Advisor Freedom 2030 Fund	$22,500	$-	$6,000	$500
Fidelity Advisor Freedom 2035 Fund	$22,500	$-	$5,800	$500
Fidelity Advisor Freedom 2040 Fund	$22,500	$-	$6,000	$500
Fidelity Advisor Freedom 2045 Fund	$23,700	$-	$6,000	$600
Fidelity Advisor Freedom 2050 Fund	$22,400	$-	$6,000	$500
Fidelity Advisor Freedom 2055 Fund	$23,700	$-	$6,000	$600
Fidelity Advisor Freedom 2060 Fund	$23,700	$-	$6,000	$600
Fidelity Advisor Freedom 2065 Fund	$22,500	$-	$6,100	$500
Fidelity Advisor Freedom 2070 Fund	$19,000	$-	$8,100	$300
Fidelity Advisor Freedom Income Fund	$23,700	$-	$6,000	$600

March 31, 2024 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom 2010 Fund	$23,400	$-	$8,200	$600
Fidelity Advisor Freedom 2015 Fund	$23,400	$-	$8,200	$600
Fidelity Advisor Freedom 2020 Fund	$23,400	$-	$8,200	$600
Fidelity Advisor Freedom 2025 Fund	$23,400	$-	$8,200	$600
Fidelity Advisor Freedom 2030 Fund	$23,400	$-	$8,200	$600
Fidelity Advisor Freedom 2035 Fund	$22,100	$-	$8,200	$600
Fidelity Advisor Freedom 2040 Fund	$22,100	$-	$8,200	$600
Fidelity Advisor Freedom 2045 Fund	$23,400	$-	$8,200	$700
Fidelity Advisor Freedom 2050 Fund	$22,100	$-	$8,200	$600
Fidelity Advisor Freedom 2055 Fund	$23,300	$-	$8,200	$700
Fidelity Advisor Freedom 2060 Fund	$23,300	$-	$8,200	$700
Fidelity Advisor Freedom 2065 Fund	$22,200	$-	$8,000	$600
Fidelity Advisor Freedom 2070 Fund	$-	$-	$-	$-
Fidelity Advisor Freedom Income Fund	$24,700	$-	$8,200	$700

A Amounts may reflect rounding.
B Fidelity Advisor Freedom 2070 Fund commenced operations on June 28, 2024.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	March 31, 2025A,B	March 31, 2024A,B
Audit-Related Fees	$250,000	$75,000
Tax Fees	$-	$-
All Other Fees	$ 2,444,500	$935,000

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Advisor Freedom 2070 Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	March 31, 2025A,B	March 31, 2024A,B
Deloitte Entities	$3,104,000	$6,414,100

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Advisor Freedom 2070 Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor Freedom Funds®

Fidelity Advisor Freedom® Income Fund
Fidelity Advisor Freedom® 2010 Fund
Fidelity Advisor Freedom® 2015 Fund
Fidelity Advisor Freedom® 2020 Fund
Fidelity Advisor Freedom® 2025 Fund
Fidelity Advisor Freedom® 2030 Fund
Fidelity Advisor Freedom® 2035 Fund
Fidelity Advisor Freedom® 2040 Fund
Fidelity Advisor Freedom® 2045 Fund
Fidelity Advisor Freedom® 2050 Fund
Fidelity Advisor Freedom® 2055 Fund
Fidelity Advisor Freedom® 2060 Fund
Fidelity Advisor Freedom® 2065 Fund
Fidelity Advisor Freedom® 2070 Fund

Annual Report
March 31, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor Freedom® Income Fund
Fidelity Advisor Freedom® 2010 Fund
Fidelity Advisor Freedom® 2015 Fund
Fidelity Advisor Freedom® 2020 Fund
Fidelity Advisor Freedom® 2025 Fund
Fidelity Advisor Freedom® 2030 Fund
Fidelity Advisor Freedom® 2035 Fund
Fidelity Advisor Freedom® 2040 Fund
Fidelity Advisor Freedom® 2045 Fund
Fidelity Advisor Freedom® 2050 Fund
Fidelity Advisor Freedom® 2055 Fund
Fidelity Advisor Freedom® 2060 Fund
Fidelity Advisor Freedom® 2065 Fund
Fidelity Advisor Freedom® 2070 Fund
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor Freedom® Income Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 67.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	4,468,786	44,464,423
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	13,953	108,137
Fidelity Series Emerging Markets Debt Fund (b)	146,441	1,167,138
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	40,605	362,602
Fidelity Series Floating Rate High Income Fund (b)	24,219	214,098
Fidelity Series High Income Fund (b)	138,587	1,184,922
Fidelity Series International Credit Fund (b)	30,868	258,983
Fidelity Series International Developed Markets Bond Index Fund (b)	1,221,186	10,514,409
Fidelity Series Investment Grade Bond Fund (b)	8,399,201	84,579,955
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,279,279	7,061,621
Fidelity Series Real Estate Income Fund (b)	22,022	219,777
TOTAL BOND FUNDS (Cost $157,982,873)		150,136,065

Domestic Equity Funds - 11.0%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	247,299	3,608,087
Fidelity Advisor Series Growth Opportunities Fund (b)	171,240	2,522,371
Fidelity Advisor Series Small Cap Fund (b)	1,350	13,261
Fidelity Series All-Sector Equity Fund (b)	139,434	1,611,858
Fidelity Series Commodity Strategy Fund (b)	4,757	446,342
Fidelity Series Intrinsic Opportunities Fund (b)	59,115	610,067
Fidelity Series Large Cap Stock Fund (b)	217,412	4,878,726
Fidelity Series Large Cap Value Index Fund (b)	28,670	476,495
Fidelity Series Opportunistic Insights Fund (b)	135,154	3,101,789
Fidelity Series Small Cap Core Fund (b)	12,172	131,822
Fidelity Series Small Cap Discovery Fund (b)	43,304	443,862
Fidelity Series Small Cap Opportunities Fund (b)	65,557	873,878
Fidelity Series Stock Selector Large Cap Value Fund (b)	209,973	2,857,727
Fidelity Series Value Discovery Fund (b)	186,090	2,919,752
TOTAL DOMESTIC EQUITY FUNDS (Cost $17,944,532)		24,496,037

International Equity Funds - 10.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	85,594	1,367,785
Fidelity Series Emerging Markets Fund (b)	194,180	1,772,863
Fidelity Series Emerging Markets Opportunities Fund (b)	370,355	7,070,083
Fidelity Series International Growth Fund (b)	192,552	3,431,285
Fidelity Series International Small Cap Fund (b)	176,183	2,940,496
Fidelity Series International Value Fund (b)	280,924	3,817,754
Fidelity Series Overseas Fund (b)	249,265	3,571,969
Fidelity Series Select International Small Cap Fund (b)	3,476	40,321
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,851,832)		24,012,556

Short-Term Funds - 1.9%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $4,233,419)	428,358	4,300,715

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/24/2025 (d)	4.26	330,000	329,107
US Treasury Bills 0% 5/1/2025 (d)	4.23	260,000	259,083
TOTAL U.S. TREASURY OBLIGATIONS (Cost $588,204)			588,190

Money Market Funds - 8.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	966,184	966,378
Fidelity Series Government Money Market Fund (b)(f)	4.43	17,816,358	17,816,358
TOTAL MONEY MARKET FUNDS (Cost $18,782,736)			18,782,736

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $215,383,596)	222,316,299
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(375,192)
NET ASSETS - 100.0%	221,941,107

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	26	Jun 2025	3,141,190	(111,977)	(111,977)
ICE MSCI Emerging Markets Index Contracts (United States)	37	Jun 2025	2,054,980	(68,896)	(68,896)

TOTAL EQUITY CONTRACTS					(180,873)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	63	Jun 2025	7,006,781	149,999	149,999
CBOT Long Term US Treasury Bond Contracts (United States)	17	Jun 2025	1,993,781	48,045	48,045

TOTAL INTEREST RATE CONTRACTS					198,044

TOTAL PURCHASED					17,171

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	13	Jun 2025	3,674,613	26,082	26,082

TOTAL FUTURES CONTRACTS					43,253
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $588,190.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	188,974	5,547,864	4,920,313	18,645	(7)	-	966,378	966,184	0.0%
Total	188,974	5,547,864	4,920,313	18,645	(7)	-	966,378

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	2,215,270	1,952,184	986,312	884,010	(20,573)	(799,566)	3,608,087	247,299
Fidelity Advisor Series Growth Opportunities Fund	1,559,983	965,164	813,660	230,382	24,166	(107,710)	2,522,371	171,240
Fidelity Advisor Series Small Cap Fund	760,233	226,788	1,271,489	184,167	177,839	(277,852)	13,261	1,350
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	33,781,641	5,732,296	14,457,638	1,359,526	(220,723)	2,063,455	44,464,423	4,468,786
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	83,566	7,795	29,114	4,051	(2,287)	4,109	108,137	13,953
Fidelity Series All-Sector Equity Fund	730,231	921,542	355,867	144,637	4,005	(91,705)	1,611,858	139,434
Fidelity Series Canada Fund	1,114,687	246,197	689,009	41,829	184,259	(79,473)	1,367,785	85,594
Fidelity Series Commodity Strategy Fund	1,122,494	414,746	1,776,917	58,564	(732,151)	661,897	446,342	4,757
Fidelity Series Emerging Markets Debt Fund	886,357	108,031	311,741	67,446	(45,744)	65,989	1,167,138	146,441
Fidelity Series Emerging Markets Debt Local Currency Fund	286,879	27,442	100,963	17,106	(9,816)	11,984	362,602	40,605
Fidelity Series Emerging Markets Fund	1,834,552	129,188	1,252,234	50,919	67,879	25,009	1,772,863	194,180
Fidelity Series Emerging Markets Opportunities Fund	7,363,645	656,267	5,445,565	150,766	1,016,215	(398,655)	7,070,083	370,355
Fidelity Series Floating Rate High Income Fund	162,872	26,869	56,702	19,504	(1,193)	(3,676)	214,098	24,219
Fidelity Series Government Money Market Fund	13,462,388	2,799,110	5,538,667	906,242	-	-	17,816,358	17,816,358
Fidelity Series High Income Fund	915,852	121,498	348,522	81,689	(25,791)	44,212	1,184,922	138,587
Fidelity Series International Credit Fund	124,403	10,369	1,790	10,368	165	7,157	258,983	30,868
Fidelity Series International Developed Markets Bond Index Fund	6,533,165	3,134,959	2,400,537	332,379	(129,344)	(8,545)	10,514,409	1,221,186
Fidelity Series International Growth Fund	3,148,157	627,745	1,934,938	147,963	651,174	(771,156)	3,431,285	192,552
Fidelity Series International Small Cap Fund	2,525,810	401,202	1,177,603	294,276	158,098	(252,529)	2,940,496	176,183
Fidelity Series International Value Fund	3,163,165	493,651	1,870,897	162,215	483,914	(143,992)	3,817,754	280,924
Fidelity Series Intrinsic Opportunities Fund	-	728,142	75,082	3,906	(9,509)	(33,484)	610,067	59,115
Fidelity Series Investment Grade Bond Fund	65,072,621	7,984,524	23,832,649	3,752,108	(1,634,920)	2,718,479	84,579,955	8,399,201
Fidelity Series Large Cap Stock Fund	2,974,462	1,638,193	1,440,088	387,108	41,908	37,613	4,878,726	217,412
Fidelity Series Large Cap Value Index Fund	287,361	142,857	130,039	15,777	4,392	20,030	476,495	28,670
Fidelity Series Long-Term Treasury Bond Index Fund	5,629,491	1,949,497	2,960,265	224,356	(1,218,253)	1,096,893	7,061,621	1,279,279
Fidelity Series Opportunistic Insights Fund	1,754,944	1,246,870	884,644	238,134	11,921	(20,416)	3,101,789	135,154
Fidelity Series Overseas Fund	3,156,580	469,153	1,871,479	79,799	455,995	(361,475)	3,571,969	249,265
Fidelity Series Real Estate Income Fund	164,864	20,310	60,328	12,916	(24)	7,507	219,777	22,022
Fidelity Series Select International Small Cap Fund	-	40,321	-	-	-	-	40,321	3,476
Fidelity Series Short-Term Credit Fund	3,528,626	332,753	1,319,361	185,440	4,980	81,842	4,300,715	428,358
Fidelity Series Small Cap Core Fund	51,034	101,563	42,682	1,716	(685)	(12,940)	131,822	12,172
Fidelity Series Small Cap Discovery Fund	-	516,063	26,761	3,706	(3,212)	(42,228)	443,862	43,304
Fidelity Series Small Cap Opportunities Fund	964,012	334,007	809,944	127,735	167,634	(282,750)	873,878	65,557
Fidelity Series Stock Selector Large Cap Value Fund	1,729,173	1,284,498	1,030,441	348,323	19,040	(62,674)	2,857,727	209,973
Fidelity Series Value Discovery Fund	1,771,600	1,200,538	1,014,614	150,734	15,087	7,872	2,919,752	186,090
	168,860,118	36,992,332	76,318,542	10,679,797	(565,554)	3,103,222	220,761,731

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	150,136,065	150,136,065	-	-

Domestic Equity Funds	24,496,037	24,496,037	-	-

International Equity Funds	24,012,556	24,012,556	-	-

Short-Term Funds	4,300,715	4,300,715	-	-

U.S. Treasury Obligations	588,190	-	588,190	-

Money Market Funds	18,782,736	18,782,736	-	-
Total Investments in Securities:	222,316,299	221,728,109	588,190	-
Derivative Instruments:

Assets
Futures Contracts	224,126	224,126	-	-
Total Assets	224,126	224,126	-	-

Liabilities
Futures Contracts	(180,873)	(180,873)	-	-
Total Liabilities	(180,873)	(180,873)	-	-
Total Derivative Instruments:	43,253	43,253	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	26,082	(180,873)
Total Equity Risk	26,082	(180,873)
Interest Rate Risk
Futures Contracts (a)	198,044	0
Total Interest Rate Risk	198,044	0
Total Value of Derivatives	224,126	(180,873)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® Income Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $588,204)	$588,190
Fidelity Central Funds (cost $966,378)	966,378
Other affiliated issuers (cost $213,829,014)	220,761,731

Total Investment in Securities (cost $215,383,596)		$222,316,299
Receivable for investments sold		933,689
Receivable for fund shares sold		69,686
Distributions receivable from Fidelity Central Funds		3,369
Total assets		223,323,043
Liabilities
Payable for investments purchased	$991,585
Payable for fund shares redeemed	220,595
Accrued management fee	77,664
Distribution and service plan fees payable	37,215
Payable for daily variation margin on futures contracts	54,859
Other payables and accrued expenses	18
Total liabilities		1,381,936
Net Assets		$221,941,107
Net Assets consist of:
Paid in capital		$222,321,367
Total accumulated earnings (loss)		(380,260)
Net Assets		$221,941,107

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($85,852,655 ÷ 8,389,485 shares)(a)		$10.23
Maximum offering price per share (100/94.25 of $10.23)		$10.85
Class M :
Net Asset Value and redemption price per share ($37,378,072 ÷ 3,661,485 shares)(a)		$10.21
Maximum offering price per share (100/96.50 of $10.21)		$10.58
Class C :
Net Asset Value and offering price per share ($3,789,200 ÷ 374,227 shares)(a)		$10.13
Class K6 :
Net Asset Value, offering price and redemption price per share ($40,175,321 ÷ 3,913,175 shares)		$10.27
Class I :
Net Asset Value, offering price and redemption price per share ($9,738,988 ÷ 946,496 shares)		$10.29
Class Z :
Net Asset Value, offering price and redemption price per share ($45,006,871 ÷ 4,387,902 shares)		$10.26
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$8,027,227
Interest		22,967
Income from Fidelity Central Funds		18,645
Total income		8,068,839
Expenses
Management fee	$962,090
Distribution and service plan fees	442,433
Independent trustees' fees and expenses	574
Total expenses before reductions	1,405,097
Expense reductions	(1,091)
Total expenses after reductions		1,404,006
Net Investment income (loss)		6,664,833
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	203,799
Fidelity Central Funds	(7)
Other affiliated issuers	(769,353)
Futures contracts	(139,049)
Capital gain distributions from underlying funds:
Affiliated issuers	2,652,570
Total net realized gain (loss)		1,947,960
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(5)
Affiliated issuers	3,103,222
Futures contracts	(50,715)
Total change in net unrealized appreciation (depreciation)		3,052,502
Net gain (loss)		5,000,462
Net increase (decrease) in net assets resulting from operations		$11,665,295
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,664,833	$4,898,548
Net realized gain (loss)	1,947,960	(1,351,833)
Change in net unrealized appreciation (depreciation)	3,052,502	5,810,424
Net increase (decrease) in net assets resulting from operations	11,665,295	9,357,139
Distributions to shareholders	(6,681,040)	(4,860,753)

Share transactions - net increase (decrease)	47,688,366	(13,442,710)
Total increase (decrease) in net assets	52,672,621	(8,946,324)

Net Assets
Beginning of period	169,268,486	178,214,810
End of period	$221,941,107	$169,268,486

Financial Highlights
Fidelity Advisor Freedom® Income Fund Class A

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.03	$9.76	$10.82	$11.49	$10.50
Income from Investment Operations
Net investment income (loss) A,B	.29	.27	.32	.24	.09
Net realized and unrealized gain (loss)	.20	.27	(.83)	(.34)	1.30
Total from investment operations	.49	.54	(.51)	(.10)	1.39
Distributions from net investment income	(.29)	(.27)	(.31)	(.23)	(.11)
Distributions from net realized gain	-	-	(.24)	(.34)	(.30)
Total distributions	(.29)	(.27)	(.55)	(.57)	(.40) C
Net asset value, end of period	$10.23	$10.03	$9.76	$10.82	$11.49
Total Return D,E	4.96%	5.62%	(4.58)%	(1.04)%	13.41%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72%	.72%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.72%	.72%	.72%	.72%	.72%
Expenses net of all reductions	.72%	.72%	.72%	.72%	.72%
Net investment income (loss)	2.85%	2.77%	3.21%	2.11%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$85,853	$64,657	$64,491	$75,687	$73,935
Portfolio turnover rate H	17 % I,J	18%	26%	47%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® Income Fund Class M

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.00	$9.74	$10.79	$11.47	$10.49
Income from Investment Operations
Net investment income (loss) A,B	.26	.24	.29	.21	.06
Net realized and unrealized gain (loss)	.22	.27	(.81)	(.34)	1.30
Total from investment operations	.48	.51	(.52)	(.13)	1.36
Distributions from net investment income	(.27)	(.25)	(.29)	(.21)	(.08)
Distributions from net realized gain	-	-	(.24)	(.34)	(.30)
Total distributions	(.27)	(.25)	(.53)	(.55)	(.38)
Net asset value, end of period	$10.21	$10.00	$9.74	$10.79	$11.47
Total Return C,D	4.81%	5.27%	(4.72)%	(1.31)%	13.06%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.97%	.97%	.97%	.97%	.96% G
Expenses net of fee waivers, if any	.97%	.97%	.97%	.97%	.96% G
Expenses net of all reductions	.97%	.97%	.96%	.97%	.96% G
Net investment income (loss)	2.60%	2.52%	2.96%	1.86%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$37,378	$24,478	$26,651	$31,925	$36,006
Portfolio turnover rate H	17 % I,J	18%	26%	47%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® Income Fund Class C

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.92	$9.66	$10.72	$11.43	$10.47
Income from Investment Operations
Net investment income (loss) A,B	.21	.19	.24	.15	.01
Net realized and unrealized gain (loss)	.21	.27	(.81)	(.33)	1.29
Total from investment operations	.42	.46	(.57)	(.18)	1.30
Distributions from net investment income	(.21)	(.20)	(.25)	(.20)	(.04)
Distributions from net realized gain	-	-	(.24)	(.34)	(.30)
Total distributions	(.21)	(.20)	(.49)	(.53) C	(.34)
Net asset value, end of period	$10.13	$9.92	$9.66	$10.72	$11.43
Total Return D,E	4.32%	4.77%	(5.27)%	(1.75)%	12.49%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.47%	1.47%	1.47%	1.47%	1.47%
Expenses net of fee waivers, if any	1.47%	1.47%	1.47%	1.47%	1.47%
Expenses net of all reductions	1.46%	1.47%	1.47%	1.47%	1.46%
Net investment income (loss)	2.10%	2.02%	2.46%	1.36%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$3,789	$3,901	$4,476	$6,378	$8,255
Portfolio turnover rate H	17 % I,J	18%	26%	47%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® Income Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.06	$9.79	$10.85	$11.52	$10.52
Income from Investment Operations
Net investment income (loss) A,B	.34	.32	.35	.28	.13
Net realized and unrealized gain (loss)	.21	.27	(.82)	(.34)	1.31
Total from investment operations	.55	.59	(.47)	(.06)	1.44
Distributions from net investment income	(.34)	(.32)	(.35)	(.27)	(.14)
Distributions from net realized gain	-	-	(.24)	(.34)	(.30)
Total distributions	(.34)	(.32)	(.59)	(.61)	(.44)
Net asset value, end of period	$10.27	$10.06	$9.79	$10.85	$11.52
Total Return C	5.55%	6.10%	(4.22)%	(.71)%	13.87%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.24%	.24%	.36% F	.36% F	.37%
Expenses net of fee waivers, if any	.24%	.24%	.36% F	.36% F	.37%
Expenses net of all reductions	.24%	.24%	.36% F	.36% F	.37%
Net investment income (loss)	3.32%	3.24%	3.56%	2.46%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$40,175	$14,922	$13,783	$13,984	$23,587
Portfolio turnover rate G	17 % H,I	18%	26%	47%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® Income Fund Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.07	$9.81	$10.86	$11.53	$10.53
Income from Investment Operations
Net investment income (loss) A,B	.32	.30	.34	.27	.12
Net realized and unrealized gain (loss)	.21	.25	(.81)	(.34)	1.31
Total from investment operations	.53	.55	(.47)	(.07)	1.43
Distributions from net investment income	(.31)	(.29)	(.34)	(.26)	(.13)
Distributions from net realized gain	-	-	(.24)	(.34)	(.30)
Total distributions	(.31)	(.29)	(.58)	(.60)	(.43)
Net asset value, end of period	$10.29	$10.07	$9.81	$10.86	$11.53
Total Return C	5.29%	5.75%	(4.22)%	(.80)%	13.72%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.46% F	.47%	.46% F	.46% F	.46% F
Expenses net of fee waivers, if any	.46 % F	.47%	.46% F	.46% F	.46% F
Expenses net of all reductions	.46% F	.47%	.46% F	.46% F	.46% F
Net investment income (loss)	3.11%	3.02%	3.46%	2.36%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$9,739	$42,956	$58,142	$79,536	$87,775
Portfolio turnover rate G	17 % H,I	18%	26%	47%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® Income Fund Class Z

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.05	$9.79	$10.85	$11.52	$10.53
Income from Investment Operations
Net investment income (loss) A,B	.32	.30	.34	.28	.12
Net realized and unrealized gain (loss)	.21	.26	(.81)	(.34)	1.31
Total from investment operations	.53	.56	(.47)	(.06)	1.43
Distributions from net investment income	(.32)	(.30)	(.35)	(.27)	(.14)
Distributions from net realized gain	-	-	(.24)	(.34)	(.30)
Total distributions	(.32)	(.30)	(.59)	(.61)	(.44)
Net asset value, end of period	$10.26	$10.05	$9.79	$10.85	$11.52
Total Return C	5.38%	5.83%	(4.21)%	(.75)%	13.72%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.42%	.42%	.42%	.41% F	.42%
Expenses net of fee waivers, if any	.42%	.42%	.42%	.41% F	.42%
Expenses net of all reductions	.42%	.42%	.42%	.41% F	.42%
Net investment income (loss)	3.15%	3.07%	3.51%	2.41%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$45,007	$18,355	$10,672	$7,064	$8,919
Portfolio turnover rate G	17 % H,I	18%	26%	47%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2010 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 63.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	3,413,871	33,968,015
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	518,725	4,020,119
Fidelity Series Emerging Markets Debt Fund (b)	138,649	1,105,029
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	39,188	349,950
Fidelity Series Floating Rate High Income Fund (b)	17,563	155,252
Fidelity Series High Income Fund (b)	131,864	1,127,437
Fidelity Series International Credit Fund (b)	36,510	306,318
Fidelity Series International Developed Markets Bond Index Fund (b)	1,158,301	9,972,971
Fidelity Series Investment Grade Bond Fund (b)	7,459,271	75,114,862
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,287,307	7,105,933
Fidelity Series Real Estate Income Fund (b)	21,009	209,674
TOTAL BOND FUNDS (Cost $141,352,148)		133,435,560

Domestic Equity Funds - 14.6%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	311,226	4,540,794
Fidelity Advisor Series Growth Opportunities Fund (b)	215,009	3,167,079
Fidelity Advisor Series Small Cap Fund (b)	1,528	15,000
Fidelity Series All-Sector Equity Fund (b)	174,341	2,015,382
Fidelity Series Commodity Strategy Fund (b)	4,520	424,112
Fidelity Series Intrinsic Opportunities Fund (b)	74,793	771,865
Fidelity Series Large Cap Stock Fund (b)	274,002	6,148,614
Fidelity Series Large Cap Value Index Fund (b)	36,535	607,216
Fidelity Series Opportunistic Insights Fund (b)	169,950	3,900,352
Fidelity Series Small Cap Core Fund (b)	15,582	168,753
Fidelity Series Small Cap Discovery Fund (b)	55,225	566,055
Fidelity Series Small Cap Opportunities Fund (b)	82,941	1,105,603
Fidelity Series Stock Selector Large Cap Value Fund (b)	263,904	3,591,736
Fidelity Series Value Discovery Fund (b)	235,453	3,694,253
TOTAL DOMESTIC EQUITY FUNDS (Cost $20,963,063)		30,716,814

International Equity Funds - 13.3%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	105,828	1,691,125
Fidelity Series Emerging Markets Fund (b)	219,908	2,007,762
Fidelity Series Emerging Markets Opportunities Fund (b)	417,769	7,975,216
Fidelity Series International Growth Fund (b)	243,006	4,330,360
Fidelity Series International Small Cap Fund (b)	167,401	2,793,920
Fidelity Series International Value Fund (b)	353,208	4,800,094
Fidelity Series Overseas Fund (b)	313,341	4,490,181
Fidelity Series Select International Small Cap Fund (b)	3,299	38,271
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $18,503,010)		28,126,929

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $2,887,974)	291,679	2,928,452

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/24/2025 (d)	4.26	320,000	319,134
US Treasury Bills 0% 5/1/2025 (d)	4.23	220,000	219,224
US Treasury Bills 0% 6/5/2025 (d)	4.25	20,000	19,849
TOTAL U.S. TREASURY OBLIGATIONS (Cost $558,219)			558,207

Money Market Funds - 7.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	890,978	891,155
Fidelity Series Government Money Market Fund (b)(f)	4.43	14,513,762	14,513,762
TOTAL MONEY MARKET FUNDS (Cost $15,404,918)			15,404,917

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $199,669,332)	211,170,879
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(330,395)
NET ASSETS - 100.0%	210,840,484

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	25	Jun 2025	3,020,375	(107,772)	(107,772)
ICE MSCI Emerging Markets Index Contracts (United States)	34	Jun 2025	1,888,360	(63,586)	(63,586)

TOTAL EQUITY CONTRACTS					(171,358)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	60	Jun 2025	6,673,125	142,542	142,542
CBOT Long Term US Treasury Bond Contracts (United States)	16	Jun 2025	1,876,500	45,219	45,219

TOTAL INTEREST RATE CONTRACTS					187,761

TOTAL PURCHASED					16,403

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	12	Jun 2025	3,391,950	25,292	25,292

TOTAL FUTURES CONTRACTS					41,695
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $558,207.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	338,875	5,432,801	4,880,517	18,329	(3)	(1)	891,155	890,978	0.0%
Total	338,875	5,432,801	4,880,517	18,329	(3)	(1)	891,155

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	4,940,174	2,044,017	1,565,518	1,085,492	306,035	(1,183,915)	4,540,793	311,226
Fidelity Advisor Series Growth Opportunities Fund	3,478,461	980,071	1,316,815	284,152	211,033	(185,671)	3,167,079	215,009
Fidelity Advisor Series Small Cap Fund	1,700,741	271,057	1,816,925	239,595	327,974	(467,847)	15,000	1,528
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	36,610,065	5,540,068	9,614,886	974,109	(131,670)	1,564,438	33,968,015	3,413,871
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,900,987	246,388	2,222,712	162,650	(613,656)	709,112	4,020,119	518,725
Fidelity Series All-Sector Equity Fund	1,627,828	945,833	483,086	179,489	23,929	(99,122)	2,015,382	174,341
Fidelity Series Canada Fund	2,205,404	216,595	834,024	51,405	229,539	(126,389)	1,691,125	105,828
Fidelity Series Commodity Strategy Fund	1,592,492	551,923	1,680,735	53,693	(799,939)	760,371	424,112	4,520
Fidelity Series Emerging Markets Debt Fund	1,282,088	88,672	283,386	67,201	(54,158)	71,813	1,105,029	138,649
Fidelity Series Emerging Markets Debt Local Currency Fund	412,874	21,371	83,376	15,927	(9,296)	8,377	349,950	39,188
Fidelity Series Emerging Markets Fund	3,085,671	627,306	1,857,657	55,416	56,031	96,411	2,007,762	219,908
Fidelity Series Emerging Markets Opportunities Fund	12,385,571	488,757	5,711,769	164,078	1,115,769	(303,112)	7,975,216	417,769
Fidelity Series Floating Rate High Income Fund	191,425	19,183	51,495	15,281	(952)	(2,909)	155,252	17,563
Fidelity Series Government Money Market Fund	15,772,122	2,947,997	4,206,357	746,903	-	-	14,513,762	14,513,762
Fidelity Series High Income Fund	1,312,979	101,771	302,027	80,689	(11,223)	25,937	1,127,437	131,864
Fidelity Series International Credit Fund	284,136	14,069	205	14,069	20	8,298	306,318	36,510
Fidelity Series International Developed Markets Bond Index Fund	9,380,910	2,864,816	2,100,772	340,588	(154,785)	(17,198)	9,972,971	1,158,301
Fidelity Series International Growth Fund	6,227,636	713,549	2,429,252	181,827	892,833	(1,074,406)	4,330,360	243,006
Fidelity Series International Small Cap Fund	3,661,724	323,455	1,079,040	267,308	162,459	(274,678)	2,793,920	167,401
Fidelity Series International Value Fund	6,257,632	463,191	2,324,124	199,270	623,514	(220,119)	4,800,094	353,208
Fidelity Series Intrinsic Opportunities Fund	-	884,126	66,490	1,296	(6,489)	(39,282)	771,865	74,793
Fidelity Series Investment Grade Bond Fund	86,485,738	6,928,861	19,308,917	3,455,527	(1,141,751)	2,150,931	75,114,862	7,459,271
Fidelity Series Large Cap Stock Fund	6,650,862	1,386,126	2,091,204	504,706	344,431	(141,601)	6,148,614	274,002
Fidelity Series Large Cap Value Index Fund	656,560	115,503	191,497	19,724	18,418	8,232	607,216	36,535
Fidelity Series Long-Term Treasury Bond Index Fund	8,677,172	1,841,538	3,293,146	239,672	(1,520,839)	1,401,208	7,105,933	1,287,307
Fidelity Series Opportunistic Insights Fund	3,913,295	1,201,650	1,320,259	293,055	232,754	(127,088)	3,900,352	169,950
Fidelity Series Overseas Fund	6,244,450	455,399	2,317,981	98,045	596,621	(488,308)	4,490,181	313,341
Fidelity Series Real Estate Income Fund	239,016	16,997	53,610	13,085	(335)	7,606	209,674	21,009
Fidelity Series Select International Small Cap Fund	-	38,271	-	-	-	-	38,271	3,299
Fidelity Series Short-Term Credit Fund	3,416,546	279,478	830,208	132,400	3,287	59,349	2,928,452	291,679
Fidelity Series Small Cap Core Fund	161,852	74,056	50,162	2,491	2,159	(19,151)	168,754	15,582
Fidelity Series Small Cap Discovery Fund	-	624,545	9,591	1,229	(872)	(48,027)	566,055	55,225
Fidelity Series Small Cap Opportunities Fund	2,158,665	305,525	1,182,878	169,412	360,071	(535,780)	1,105,603	82,941
Fidelity Series Stock Selector Large Cap Value Fund	3,873,432	1,178,460	1,386,479	429,182	92,286	(165,963)	3,591,736	263,904
Fidelity Series Value Discovery Fund	3,951,079	1,119,622	1,364,153	185,763	54,401	(66,696)	3,694,253	235,453
	244,739,587	35,920,246	73,430,736	10,724,729	1,207,599	1,284,821	209,721,517

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	133,435,560	133,435,560	-	-

Domestic Equity Funds	30,716,814	30,716,814	-	-

International Equity Funds	28,126,929	28,126,929	-	-

Short-Term Funds	2,928,452	2,928,452	-	-

U.S. Treasury Obligations	558,207	-	558,207	-

Money Market Funds	15,404,917	15,404,917	-	-
Total Investments in Securities:	211,170,879	210,612,672	558,207	-
Derivative Instruments:

Assets
Futures Contracts	213,053	213,053	-	-
Total Assets	213,053	213,053	-	-

Liabilities
Futures Contracts	(171,358)	(171,358)	-	-
Total Liabilities	(171,358)	(171,358)	-	-
Total Derivative Instruments:	41,695	41,695	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	25,292	(171,358)
Total Equity Risk	25,292	(171,358)
Interest Rate Risk
Futures Contracts (a)	187,761	0
Total Interest Rate Risk	187,761	0
Total Value of Derivatives	213,053	(171,358)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2010 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $558,219)	$558,207
Fidelity Central Funds (cost $891,156)	891,155
Other affiliated issuers (cost $198,219,957)	209,721,517

Total Investment in Securities (cost $199,669,332)		$211,170,879
Receivable for investments sold		610,867
Receivable for fund shares sold		83,427
Distributions receivable from Fidelity Central Funds		3,089
Total assets		211,868,262
Liabilities
Payable for investments purchased	$809,424
Payable for fund shares redeemed	53,417
Accrued management fee	75,977
Distribution and service plan fees payable	35,088
Payable for daily variation margin on futures contracts	53,862
Other payables and accrued expenses	10
Total liabilities		1,027,778
Net Assets		$210,840,484
Net Assets consist of:
Paid in capital		$197,593,032
Total accumulated earnings (loss)		13,247,452
Net Assets		$210,840,484

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($81,484,114 ÷ 7,515,371 shares)(a)		$10.84
Maximum offering price per share (100/94.25 of $10.84)		$11.50
Class M :
Net Asset Value and redemption price per share ($41,008,702 ÷ 3,808,692 shares)(a)		$10.77
Maximum offering price per share (100/96.50 of $10.77)		$11.16
Class C :
Net Asset Value and offering price per share ($1,127,251 ÷ 104,794 shares)(a)		$10.76
Class K6 :
Net Asset Value, offering price and redemption price per share ($31,771,556 ÷ 2,936,357 shares)		$10.82
Class I :
Net Asset Value, offering price and redemption price per share ($18,362,451 ÷ 1,679,923 shares)		$10.93
Class Z :
Net Asset Value, offering price and redemption price per share ($37,086,410 ÷ 3,443,096 shares)		$10.77
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$7,484,420
Interest		22,922
Income from Fidelity Central Funds		18,329
Total income		7,525,671
Expenses
Management fee	$989,023
Distribution and service plan fees	445,888
Independent trustees' fees and expenses	595
Total expenses before reductions	1,435,506
Expense reductions	(366)
Total expenses after reductions		1,435,140
Net Investment income (loss)		6,090,531
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	21,488
Fidelity Central Funds	(3)
Other affiliated issuers	1,186,111
Futures contracts	(165,358)
Capital gain distributions from underlying funds:
Affiliated issuers	3,240,309
Total net realized gain (loss)		4,282,547
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1
Fidelity Central Funds	(1)
Other affiliated issuers	1,284,821
Futures contracts	(16,577)
Total change in net unrealized appreciation (depreciation)		1,268,244
Net gain (loss)		5,550,791
Net increase (decrease) in net assets resulting from operations		$11,641,322
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,090,531	$6,759,097
Net realized gain (loss)	4,282,547	1,397,261
Change in net unrealized appreciation (depreciation)	1,268,244	9,126,100
Net increase (decrease) in net assets resulting from operations	11,641,322	17,282,458
Distributions to shareholders	(5,993,332)	(6,384,356)

Share transactions - net increase (decrease)	(40,177,655)	(34,980,426)
Total increase (decrease) in net assets	(34,529,665)	(24,082,324)

Net Assets
Beginning of period	245,370,149	269,452,473
End of period	$210,840,484	$245,370,149

Financial Highlights
Fidelity Advisor Freedom® 2010 Fund Class A

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.60	$10.14	$11.46	$12.53	$10.97
Income from Investment Operations
Net investment income (loss) A,B	.28	.26	.31	.25	.10
Net realized and unrealized gain (loss)	.25	.46	(.94)	(.26)	2.18
Total from investment operations	.53	.72	(.63)	(.01)	2.28
Distributions from net investment income	(.29)	(.26)	(.30)	(.26)	(.11)
Distributions from net realized gain	- C	-	(.39)	(.80)	(.61)
Total distributions	(.29)	(.26)	(.69)	(1.06)	(.72)
Net asset value, end of period	$10.84	$10.60	$10.14	$11.46	$12.53
Total Return D,E	5.10%	7.14%	(5.41)%	(.41)%	21.28%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72%	.73%	.74%	.75%	.76%
Expenses net of fee waivers, if any	.72%	.73%	.74%	.75%	.76%
Expenses net of all reductions	.72%	.73%	.74%	.75%	.76%
Net investment income (loss)	2.60%	2.57%	3.03%	2.06%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$81,484	$98,696	$107,179	$137,046	$164,212
Portfolio turnover rate H	16 % I	14%	20%	37%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2010 Fund Class M

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.53	$10.08	$11.39	$12.46	$10.92
Income from Investment Operations
Net investment income (loss) A,B	.25	.23	.28	.22	.07
Net realized and unrealized gain (loss)	.26	.45	(.93)	(.26)	2.16
Total from investment operations	.51	.68	(.65)	(.04)	2.23
Distributions from net investment income	(.27)	(.23)	(.28)	(.24)	(.09)
Distributions from net realized gain	- C	-	(.39)	(.80)	(.61)
Total distributions	(.27)	(.23)	(.66) D	(1.03) D	(.69) D
Net asset value, end of period	$10.77	$10.53	$10.08	$11.39	$12.46
Total Return E,F	4.90%	6.80%	(5.59)%	(.63)%	20.90%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.97%	.98%	.99%	1.00%	1.01%
Expenses net of fee waivers, if any	.97%	.98%	.99%	1.00%	1.01%
Expenses net of all reductions	.97%	.98%	.99%	1.00%	1.01%
Net investment income (loss)	2.35%	2.32%	2.78%	1.81%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$41,009	$45,036	$48,094	$60,633	$69,654
Portfolio turnover rate I	16 % J	14%	20%	37%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2010 Fund Class C

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.52	$10.05	$11.34	$12.42	$10.87
Income from Investment Operations
Net investment income (loss) A,B	.20	.18	.23	.16	.01
Net realized and unrealized gain (loss)	.26	.45	(.93)	(.27)	2.16
Total from investment operations	.46	.63	(.70)	(.11)	2.17
Distributions from net investment income	(.22)	(.16)	(.21)	(.18)	(.02)
Distributions from net realized gain	- C	-	(.38)	(.80)	(.60)
Total distributions	(.22)	(.16)	(.59)	(.97) D	(.62)
Net asset value, end of period	$10.76	$10.52	$10.05	$11.34	$12.42
Total Return E,F	4.38%	6.28%	(6.09)%	(1.19)%	20.36%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.47%	1.48%	1.49%	1.50%	1.51%
Expenses net of fee waivers, if any	1.47%	1.48%	1.49%	1.50%	1.51%
Expenses net of all reductions	1.47%	1.48%	1.49%	1.50%	1.51%
Net investment income (loss)	1.85%	1.82%	2.28%	1.31%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$1,127	$1,255	$2,196	$4,335	$6,544
Portfolio turnover rate I	16 % J	14%	20%	37%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2010 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.59	$10.13	$11.45	$12.54	$10.99
Income from Investment Operations
Net investment income (loss) A,B	.33	.31	.35	.30	.14
Net realized and unrealized gain (loss)	.25	.46	(.94)	(.27)	2.19
Total from investment operations	.58	.77	(.59)	.03	2.33
Distributions from net investment income	(.35)	(.31)	(.34)	(.32)	(.17)
Distributions from net realized gain	- C	-	(.39)	(.80)	(.61)
Total distributions	(.35)	(.31)	(.73)	(1.12)	(.78)
Net asset value, end of period	$10.82	$10.59	$10.13	$11.45	$12.54
Total Return D	5.60%	7.67%	(4.99)%	(.10)%	21.67%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25%	.25% G	.38%	.38%	.38%
Expenses net of fee waivers, if any	.25%	.25% G	.38%	.38%	.38%
Expenses net of all reductions	.25%	.25% G	.38%	.38%	.38%
Net investment income (loss)	3.07%	3.05%	3.40%	2.43%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$31,772	$23,344	$20,994	$20,054	$12,643
Portfolio turnover rate H	16 % I	14%	20%	37%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2010 Fund Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.66	$10.18	$11.50	$12.58	$11.02
Income from Investment Operations
Net investment income (loss) A,B	.31	.29	.34	.29	.13
Net realized and unrealized gain (loss)	.25	.46	(.94)	(.28)	2.19
Total from investment operations	.56	.75	(.60)	.01	2.32
Distributions from net investment income	(.29)	(.27)	(.33)	(.30)	(.15)
Distributions from net realized gain	- C	-	(.39)	(.80)	(.61)
Total distributions	(.29)	(.27)	(.72)	(1.09) D	(.76)
Net asset value, end of period	$10.93	$10.66	$10.18	$11.50	$12.58
Total Return E	5.33%	7.47%	(5.13)%	(.21)%	21.50%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.47%	.48%	.49%	.50%	.51%
Expenses net of fee waivers, if any	.47%	.48%	.49%	.50%	.51%
Expenses net of all reductions	.47%	.48%	.49%	.50%	.51%
Net investment income (loss)	2.85%	2.82%	3.28%	2.31%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$18,362	$50,544	$81,490	$103,754	$114,929
Portfolio turnover rate H	16 % I	14%	20%	37%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2010 Fund Class Z

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.55	$10.10	$11.42	$12.51	$10.95
Income from Investment Operations
Net investment income (loss) A,B	.31	.29	.34	.29	.14
Net realized and unrealized gain (loss)	.25	.46	(.93)	(.27)	2.18
Total from investment operations	.56	.75	(.59)	.02	2.32
Distributions from net investment income	(.34)	(.30)	(.34)	(.31)	(.15)
Distributions from net realized gain	- C	-	(.39)	(.80)	(.61)
Total distributions	(.34)	(.30)	(.73)	(1.11)	(.76)
Net asset value, end of period	$10.77	$10.55	$10.10	$11.42	$12.51
Total Return D	5.38%	7.53%	(5.07)%	(.20)%	21.71%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.42%	.43%	.43% G	.44%	.45%
Expenses net of fee waivers, if any	.42%	.43%	.43% G	.44%	.45%
Expenses net of all reductions	.42%	.43%	.43% G	.44%	.45%
Net investment income (loss)	2.90%	2.87%	3.34%	2.37%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$37,086	$26,495	$9,500	$8,545	$6,514
Portfolio turnover rate H	16 % I	14%	20%	37%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2015 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 57.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	4,549,059	45,263,132
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	2,521,585	19,542,281
Fidelity Series Emerging Markets Debt Fund (b)	282,050	2,247,940
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	79,634	711,128
Fidelity Series Floating Rate High Income Fund (b)	38,123	337,009
Fidelity Series High Income Fund (b)	269,657	2,305,572
Fidelity Series International Credit Fund (b)	86,673	727,189
Fidelity Series International Developed Markets Bond Index Fund (b)	2,361,109	20,329,149
Fidelity Series Investment Grade Bond Fund (b)	13,694,922	137,907,870
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,838,335	15,667,608
Fidelity Series Real Estate Income Fund (b)	40,841	407,596
TOTAL BOND FUNDS (Cost $262,858,421)		245,446,474

Domestic Equity Funds - 20.0%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	874,429	12,757,923
Fidelity Advisor Series Growth Opportunities Fund (b)	604,237	8,900,414
Fidelity Advisor Series Small Cap Fund (b)	4,361	42,824
Fidelity Series All-Sector Equity Fund (b)	490,204	5,666,757
Fidelity Series Commodity Strategy Fund (b)	9,230	866,005
Fidelity Series Intrinsic Opportunities Fund (b)	210,020	2,167,403
Fidelity Series Large Cap Stock Fund (b)	769,741	17,272,983
Fidelity Series Large Cap Value Index Fund (b)	102,148	1,697,698
Fidelity Series Opportunistic Insights Fund (b)	477,546	10,959,670
Fidelity Series Small Cap Core Fund (b)	43,751	473,820
Fidelity Series Small Cap Discovery Fund (b)	154,172	1,580,265
Fidelity Series Small Cap Opportunities Fund (b)	232,904	3,104,614
Fidelity Series Stock Selector Large Cap Value Fund (b)	741,591	10,093,057
Fidelity Series Value Discovery Fund (b)	661,169	10,373,736
TOTAL DOMESTIC EQUITY FUNDS (Cost $57,333,725)		85,957,169

International Equity Funds - 17.1%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	293,310	4,687,088
Fidelity Series Emerging Markets Fund (b)	548,128	5,004,407
Fidelity Series Emerging Markets Opportunities Fund (b)	1,049,241	20,030,020
Fidelity Series International Growth Fund (b)	670,679	11,951,496
Fidelity Series International Small Cap Fund (b)	348,979	5,824,465
Fidelity Series International Value Fund (b)	985,692	13,395,555
Fidelity Series Overseas Fund (b)	867,952	12,437,755
Fidelity Series Select International Small Cap Fund (b)	6,751	78,310
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $46,534,563)		73,409,096

Short-Term Funds - 0.8%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $3,560,195)	360,036	3,614,759

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/24/2025 (d)	4.26	640,000	638,269
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	460,000	458,378
US Treasury Bills 0% 5/8/2025 (d)	4.28	20,000	19,913
US Treasury Bills 0% 6/20/2025 (d)	4.24	20,000	19,812
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,136,397)			1,136,372

Money Market Funds - 5.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	1,853,557	1,853,928
Fidelity Series Government Money Market Fund (b)(f)	4.43	19,670,516	19,670,516
TOTAL MONEY MARKET FUNDS (Cost $21,524,444)			21,524,444

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $392,947,745)	431,088,314
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(726,628)
NET ASSETS - 100.0%	430,361,686

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	49	Jun 2025	5,919,935	(208,923)	(208,923)
ICE MSCI Emerging Markets Index Contracts (United States)	70	Jun 2025	3,887,800	(130,077)	(130,077)

TOTAL EQUITY CONTRACTS					(339,000)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	122	Jun 2025	13,568,688	290,475	290,475
CBOT Long Term US Treasury Bond Contracts (United States)	34	Jun 2025	3,987,563	95,719	95,719

TOTAL INTEREST RATE CONTRACTS					386,194

TOTAL PURCHASED					47,194

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	22	Jun 2025	6,218,575	48,664	48,664

TOTAL FUTURES CONTRACTS					95,858
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,136,372.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	859,229	11,718,532	10,723,824	37,679	(7)	(2)	1,853,928	1,853,557	0.0%
Total	859,229	11,718,532	10,723,824	37,679	(7)	(2)	1,853,928

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	14,001,675	5,515,800	4,239,148	3,128,812	791,454	(3,311,858)	12,757,923	874,429
Fidelity Advisor Series Growth Opportunities Fund	9,873,029	2,512,965	3,570,746	819,016	690,619	(605,453)	8,900,414	604,237
Fidelity Advisor Series Small Cap Fund	4,844,881	788,118	5,146,136	736,445	897,795	(1,341,834)	42,824	4,361
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	45,986,132	9,315,503	11,913,557	1,315,610	(98,510)	1,973,564	45,263,132	4,549,059
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	24,451,860	1,203,151	6,542,776	750,207	(1,821,678)	2,251,724	19,542,281	2,521,585
Fidelity Series All-Sector Equity Fund	4,646,872	2,589,850	1,357,741	515,091	84,237	(296,461)	5,666,757	490,204
Fidelity Series Canada Fund	5,804,831	487,428	1,869,544	147,926	510,085	(245,712)	4,687,088	293,310
Fidelity Series Commodity Strategy Fund	3,131,388	1,196,193	3,379,087	110,906	(1,429,595)	1,347,106	866,005	9,230
Fidelity Series Emerging Markets Debt Fund	2,566,521	190,689	545,315	138,193	(98,751)	134,796	2,247,940	282,050
Fidelity Series Emerging Markets Debt Local Currency Fund	807,542	46,274	139,274	32,898	(16,223)	12,809	711,128	79,634
Fidelity Series Emerging Markets Fund	7,191,663	280,092	2,776,935	144,583	42,025	267,562	5,004,407	548,128
Fidelity Series Emerging Markets Opportunities Fund	28,865,961	1,067,458	11,842,678	428,048	2,432,273	(492,994)	20,030,020	1,049,241
Fidelity Series Floating Rate High Income Fund	401,548	42,797	98,937	33,252	(2,128)	(6,271)	337,009	38,123
Fidelity Series Government Money Market Fund	20,449,186	4,593,778	5,372,448	1,003,302	-	-	19,670,516	19,670,516
Fidelity Series High Income Fund	2,564,410	282,204	568,691	163,157	(32,074)	59,723	2,305,572	269,657
Fidelity Series International Credit Fund	676,293	33,451	2,326	33,450	216	19,555	727,189	86,673
Fidelity Series International Developed Markets Bond Index Fund	18,755,410	6,063,603	4,128,085	706,094	(240,912)	(120,867)	20,329,149	2,361,109
Fidelity Series International Growth Fund	16,391,909	1,595,408	5,533,189	523,249	2,031,174	(2,533,806)	11,951,496	670,679
Fidelity Series International Small Cap Fund	7,355,313	704,781	1,990,999	567,798	272,700	(517,330)	5,824,465	348,979
Fidelity Series International Value Fund	16,470,749	1,174,853	5,359,683	573,341	1,555,430	(445,794)	13,395,555	985,692
Fidelity Series Intrinsic Opportunities Fund	-	2,531,671	241,866	-	(14,913)	(107,489)	2,167,403	210,020
Fidelity Series Investment Grade Bond Fund	156,123,119	13,295,739	33,322,678	6,407,528	(969,582)	2,781,272	137,907,870	13,694,922
Fidelity Series Large Cap Stock Fund	18,795,170	3,529,311	5,642,385	1,447,105	1,455,418	(864,531)	17,272,983	769,741
Fidelity Series Large Cap Value Index Fund	1,865,398	276,024	519,970	56,678	76,644	(398)	1,697,698	102,148
Fidelity Series Long-Term Treasury Bond Index Fund	18,613,993	3,994,221	6,675,248	534,374	(3,005,970)	2,740,612	15,667,608	2,838,335
Fidelity Series Opportunistic Insights Fund	11,110,558	3,210,933	3,678,085	842,215	602,524	(286,260)	10,959,670	477,546
Fidelity Series Overseas Fund	16,436,106	1,049,551	5,350,151	282,103	1,367,897	(1,065,648)	12,437,755	867,952
Fidelity Series Real Estate Income Fund	457,538	35,240	99,159	25,685	(447)	14,424	407,596	40,841
Fidelity Series Select International Small Cap Fund	-	78,310	-	-	-	-	78,310	6,751
Fidelity Series Short-Term Credit Fund	3,997,149	577,484	1,039,043	166,404	2,604	76,565	3,614,759	360,036
Fidelity Series Small Cap Core Fund	527,994	162,555	169,906	7,330	7,740	(54,563)	473,820	43,751
Fidelity Series Small Cap Discovery Fund	-	1,786,759	75,065	-	(4,337)	(127,092)	1,580,265	154,172
Fidelity Series Small Cap Opportunities Fund	6,129,175	734,331	3,259,681	486,342	1,609,725	(2,108,936)	3,104,614	232,904
Fidelity Series Stock Selector Large Cap Value Fund	10,950,377	3,050,707	3,696,356	1,230,486	312,158	(523,829)	10,093,057	741,591
Fidelity Series Value Discovery Fund	11,217,555	2,873,826	3,674,151	532,752	217,658	(261,152)	10,373,736	661,169
	491,461,305	76,871,058	143,821,039	23,890,380	7,225,256	(3,638,566)	428,098,014

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	245,446,474	245,446,474	-	-

Domestic Equity Funds	85,957,169	85,957,169	-	-

International Equity Funds	73,409,096	73,409,096	-	-

Short-Term Funds	3,614,759	3,614,759	-	-

U.S. Treasury Obligations	1,136,372	-	1,136,372	-

Money Market Funds	21,524,444	21,524,444	-	-
Total Investments in Securities:	431,088,314	429,951,942	1,136,372	-
Derivative Instruments:

Assets
Futures Contracts	434,858	434,858	-	-
Total Assets	434,858	434,858	-	-

Liabilities
Futures Contracts	(339,000)	(339,000)	-	-
Total Liabilities	(339,000)	(339,000)	-	-
Total Derivative Instruments:	95,858	95,858	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	48,664	(339,000)
Total Equity Risk	48,664	(339,000)
Interest Rate Risk
Futures Contracts (a)	386,194	0
Total Interest Rate Risk	386,194	0
Total Value of Derivatives	434,858	(339,000)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2015 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,136,397)	$1,136,372
Fidelity Central Funds (cost $1,853,928)	1,853,928
Other affiliated issuers (cost $389,957,420)	428,098,014

Total Investment in Securities (cost $392,947,745)		$431,088,314
Receivable for investments sold		1,880,532
Receivable for fund shares sold		328,595
Distributions receivable from Fidelity Central Funds		6,460
Other receivables		8
Total assets		433,303,909
Liabilities
Payable for investments purchased	$2,017,736
Payable for fund shares redeemed	571,998
Accrued management fee	169,381
Distribution and service plan fees payable	70,981
Payable for daily variation margin on futures contracts	112,127
Total liabilities		2,942,223
Net Assets		$430,361,686
Net Assets consist of:
Paid in capital		$383,160,835
Total accumulated earnings (loss)		47,200,851
Net Assets		$430,361,686

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($188,623,894 ÷ 17,701,593 shares)(a)		$10.66
Maximum offering price per share (100/94.25 of $10.66)		$11.31
Class M :
Net Asset Value and redemption price per share ($61,994,447 ÷ 5,841,579 shares)(a)		$10.61
Maximum offering price per share (100/96.50 of $10.61)		$10.99
Class C :
Net Asset Value and offering price per share ($6,133,351 ÷ 582,806 shares)(a)		$10.52
Class K6 :
Net Asset Value, offering price and redemption price per share ($58,241,092 ÷ 5,439,308 shares)		$10.71
Class I :
Net Asset Value, offering price and redemption price per share ($22,448,843 ÷ 2,067,804 shares)		$10.86
Class Z :
Net Asset Value, offering price and redemption price per share ($92,920,059 ÷ 8,732,018 shares)		$10.64
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$14,675,138
Interest		46,526
Income from Fidelity Central Funds		37,679
Total income		14,759,343
Expenses
Management fee	$2,227,877
Distribution and service plan fees	927,252
Independent trustees' fees and expenses	1,225
Total expenses before reductions	3,156,354
Expense reductions	(241)
Total expenses after reductions		3,156,113
Net Investment income (loss)		11,603,230
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	432,842
Fidelity Central Funds	(7)
Other affiliated issuers	6,792,414
Futures contracts	(359,907)
Capital gain distributions from underlying funds:
Affiliated issuers	9,215,242
Total net realized gain (loss)		16,080,584
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2
Fidelity Central Funds	(2)
Other affiliated issuers	(3,638,566)
Futures contracts	(18,385)
Total change in net unrealized appreciation (depreciation)		(3,656,951)
Net gain (loss)		12,423,633
Net increase (decrease) in net assets resulting from operations		$24,026,863
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,603,230	$12,550,919
Net realized gain (loss)	16,080,584	8,756,745
Change in net unrealized appreciation (depreciation)	(3,656,951)	21,443,920
Net increase (decrease) in net assets resulting from operations	24,026,863	42,751,584
Distributions to shareholders	(18,407,562)	(12,258,912)

Share transactions - net increase (decrease)	(68,069,628)	(98,466,523)
Total increase (decrease) in net assets	(62,450,327)	(67,973,851)

Net Assets
Beginning of period	492,812,013	560,785,864
End of period	$430,361,686	$492,812,013

Financial Highlights
Fidelity Advisor Freedom® 2015 Fund Class A

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.56	$9.92	$11.40	$12.59	$10.71
Income from Investment Operations
Net investment income (loss) A,B	.26	.24	.29	.25	.09
Net realized and unrealized gain (loss)	.26	.64	(1.00)	(.21)	2.66
Total from investment operations	.52	.88	(.71)	.04	2.75
Distributions from net investment income	(.27)	(.24)	(.28)	(.26)	(.11)
Distributions from net realized gain	(.15)	(.01)	(.49)	(.97)	(.76)
Total distributions	(.42)	(.24) C	(.77)	(1.23)	(.87)
Net asset value, end of period	$10.66	$10.56	$9.92	$11.40	$12.59
Total Return D,E	5.07%	8.99%	(6.14)%	(.08)%	26.45%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.77%	.78%	.78%	.79%	.80%
Expenses net of fee waivers, if any	.77%	.78%	.78%	.79%	.80%
Expenses net of all reductions	.77%	.78%	.78%	.79%	.80%
Net investment income (loss)	2.40%	2.35%	2.86%	2.03%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$188,624	$222,185	$251,605	$315,460	$385,409
Portfolio turnover rate H	17 % I	13%	20%	35%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2015 Fund Class M

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.51	$9.88	$11.35	$12.55	$10.68
Income from Investment Operations
Net investment income (loss) A,B	.23	.21	.26	.22	.06
Net realized and unrealized gain (loss)	.26	.64	(.99)	(.21)	2.65
Total from investment operations	.49	.85	(.73)	.01	2.71
Distributions from net investment income	(.24)	(.21)	(.26)	(.24)	(.08)
Distributions from net realized gain	(.15)	(.01)	(.48)	(.97)	(.76)
Total distributions	(.39)	(.22)	(.74)	(1.21)	(.84)
Net asset value, end of period	$10.61	$10.51	$9.88	$11.35	$12.55
Total Return C,D	4.79%	8.62%	(6.31)%	(.35)%	26.13%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.01% G	1.03%	1.03%	1.04%	1.05%
Expenses net of fee waivers, if any	1.01 % G	1.03%	1.03%	1.04%	1.05%
Expenses net of all reductions	1.01% G	1.03%	1.03%	1.04%	1.05%
Net investment income (loss)	2.15%	2.10%	2.61%	1.78%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$61,994	$72,185	$83,161	$107,957	$134,240
Portfolio turnover rate H	17 % I	13%	20%	35%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2015 Fund Class C

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.42	$9.80	$11.28	$12.46	$10.62
Income from Investment Operations
Net investment income (loss) A,B	.17	.16	.21	.16	-
Net realized and unrealized gain (loss)	.27	.63	(.99)	(.20)	2.62
Total from investment operations	.44	.79	(.78)	(.04)	2.62
Distributions from net investment income	(.18)	(.16)	(.22)	(.17)	(.03)
Distributions from net realized gain	(.15)	(.01)	(.48)	(.97)	(.74)
Total distributions	(.34) C	(.17)	(.70)	(1.14)	(.78) C
Net asset value, end of period	$10.52	$10.42	$9.80	$11.28	$12.46
Total Return D,E	4.28%	8.05%	(6.83)%	(.74)%	25.36%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.51% H	1.53%	1.53%	1.54%	1.55%
Expenses net of fee waivers, if any	1.51 % H	1.53%	1.53%	1.54%	1.55%
Expenses net of all reductions	1.51% H	1.53%	1.53%	1.54%	1.55%
Net investment income (loss)	1.65%	1.60%	2.11%	1.28%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$6,133	$7,598	$9,463	$12,554	$20,654
Portfolio turnover rate I	17 % J	13%	20%	35%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2015 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$9.98	$11.46	$12.66	$10.78
Income from Investment Operations
Net investment income (loss) A,B	.31	.29	.33	.30	.14
Net realized and unrealized gain (loss)	.28	.64	(1.00)	(.21)	2.66
Total from investment operations	.59	.93	(.67)	.09	2.80
Distributions from net investment income	(.33)	(.29)	(.33)	(.32)	(.17)
Distributions from net realized gain	(.15)	(.01)	(.49)	(.97)	(.76)
Total distributions	(.49) C	(.30)	(.81) C	(1.29)	(.92) C
Net asset value, end of period	$10.71	$10.61	$9.98	$11.46	$12.66
Total Return D	5.67%	9.39%	(5.68)%	.31%	26.84%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.26%	.27%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.26%	.27%	.40%	.40%	.40%
Expenses net of all reductions	.26%	.27%	.40%	.40%	.40%
Net investment income (loss)	2.90%	2.85%	3.25%	2.42%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$58,241	$35,352	$32,531	$34,218	$28,215
Portfolio turnover rate G	17 % H	13%	20%	35%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2015 Fund Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.69	$10.04	$11.52	$12.71	$10.81
Income from Investment Operations
Net investment income (loss) A,B	.29	.26	.31	.29	.13
Net realized and unrealized gain (loss)	.27	.65	(1.00)	(.22)	2.67
Total from investment operations	.56	.91	(.69)	.07	2.80
Distributions from net investment income	(.24)	(.25)	(.31)	(.29)	(.14)
Distributions from net realized gain	(.15)	(.01)	(.49)	(.97)	(.76)
Total distributions	(.39)	(.26)	(.79) C	(1.26)	(.90)
Net asset value, end of period	$10.86	$10.69	$10.04	$11.52	$12.71
Total Return D	5.36%	9.12%	(5.84)%	.20%	26.71%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.51% G	.53%	.53%	.54%	.55%
Expenses net of fee waivers, if any	.51 % G	.53%	.53%	.54%	.55%
Expenses net of all reductions	.51% G	.53%	.53%	.54%	.55%
Net investment income (loss)	2.65%	2.60%	3.11%	2.28%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$22,449	$92,177	$158,411	$222,906	$256,243
Portfolio turnover rate H	17 % I	13%	20%	35%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2015 Fund Class Z

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.55	$9.94	$11.42	$12.62	$10.74
Income from Investment Operations
Net investment income (loss) A,B	.29	.27	.32	.29	.13
Net realized and unrealized gain (loss)	.27	.63	(1.00)	(.21)	2.66
Total from investment operations	.56	.90	(.68)	.08	2.79
Distributions from net investment income	(.31)	(.28)	(.32)	(.31)	(.15)
Distributions from net realized gain	(.15)	(.01)	(.49)	(.97)	(.76)
Total distributions	(.47) C	(.29)	(.80) C	(1.28)	(.91)
Net asset value, end of period	$10.64	$10.55	$9.94	$11.42	$12.62
Total Return D	5.42%	9.16%	(5.79)%	.25%	26.82%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46% G	.46%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.46 % G	.46%	.47%	.48%	.48%
Expenses net of all reductions	.46% G	.46%	.47%	.48%	.48%
Net investment income (loss)	2.71%	2.66%	3.17%	2.35%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$92,920	$63,314	$25,616	$24,200	$20,850
Portfolio turnover rate H	17 % I	13%	20%	35%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2020 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 50.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	5,335,515	53,088,374
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	10,154,741	78,699,246
Fidelity Series Emerging Markets Debt Fund (b)	703,719	5,608,640
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	196,110	1,751,260
Fidelity Series Floating Rate High Income Fund (b)	111,386	984,656
Fidelity Series High Income Fund (b)	688,440	5,886,166
Fidelity Series International Credit Fund (b)	185,894	1,559,648
Fidelity Series International Developed Markets Bond Index Fund (b)	6,093,059	52,461,240
Fidelity Series Investment Grade Bond Fund (b)	31,011,626	312,287,070
Fidelity Series Long-Term Treasury Bond Index Fund (b)	7,751,462	42,788,070
Fidelity Series Real Estate Income Fund (b)	110,111	1,098,907
TOTAL BOND FUNDS (Cost $615,566,632)		556,213,277

Domestic Equity Funds - 25.5%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	2,846,781	41,534,535
Fidelity Advisor Series Growth Opportunities Fund (b)	1,970,175	29,020,680
Fidelity Advisor Series Small Cap Fund (b)	13,968	137,170
Fidelity Series All-Sector Equity Fund (b)	1,603,064	18,531,415
Fidelity Series Commodity Strategy Fund (b)	23,527	2,207,300
Fidelity Series Intrinsic Opportunities Fund (b)	681,306	7,031,083
Fidelity Series Large Cap Stock Fund (b)	2,503,654	56,182,002
Fidelity Series Large Cap Value Index Fund (b)	332,274	5,522,386
Fidelity Series Opportunistic Insights Fund (b)	1,555,609	35,701,226
Fidelity Series Small Cap Core Fund (b)	142,135	1,539,321
Fidelity Series Small Cap Discovery Fund (b)	499,307	5,117,892
Fidelity Series Small Cap Opportunities Fund (b)	755,543	10,071,393
Fidelity Series Stock Selector Large Cap Value Fund (b)	2,416,660	32,890,740
Fidelity Series Value Discovery Fund (b)	2,144,876	33,653,103
TOTAL DOMESTIC EQUITY FUNDS (Cost $186,676,469)		279,140,246

International Equity Funds - 20.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	951,597	15,206,520
Fidelity Series Emerging Markets Fund (b)	1,652,076	15,083,451
Fidelity Series Emerging Markets Opportunities Fund (b)	3,162,500	60,372,129
Fidelity Series International Growth Fund (b)	2,161,957	38,526,078
Fidelity Series International Small Cap Fund (b)	894,417	14,927,820
Fidelity Series International Value Fund (b)	3,196,990	43,447,087
Fidelity Series Overseas Fund (b)	2,793,600	40,032,282
Fidelity Series Select International Small Cap Fund (b)	17,202	199,541
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $147,159,265)		227,794,908

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $2,596,416)	263,815	2,648,701

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/24/2025 (d)	4.26	1,540,000	1,535,834
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	1,280,000	1,275,485
US Treasury Bills 0% 5/8/2025 (d)	4.26	20,000	19,913
US Treasury Bills 0% 6/12/2025 (d)	4.25	30,000	29,749
US Treasury Bills 0% 6/20/2025 (d)	4.24	20,000	19,813
US Treasury Bills 0% 6/5/2025 (d)	4.25	20,000	19,849
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,900,709)			2,900,643

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	4,734,227	4,735,173
Fidelity Series Government Money Market Fund (b)(f)	4.43	24,979,401	24,979,401
TOTAL MONEY MARKET FUNDS (Cost $29,714,574)			29,714,574

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $984,614,065)	1,098,412,349
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,900,376)
NET ASSETS - 100.0%	1,096,511,973

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	120	Jun 2025	14,497,800	(510,339)	(510,339)
ICE MSCI Emerging Markets Index Contracts (United States)	178	Jun 2025	9,886,120	(330,082)	(330,082)

TOTAL EQUITY CONTRACTS					(840,421)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	311	Jun 2025	34,589,031	740,472	740,472
CBOT Long Term US Treasury Bond Contracts (United States)	86	Jun 2025	10,086,188	242,681	242,681

TOTAL INTEREST RATE CONTRACTS					983,153

TOTAL PURCHASED					142,732

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	54	Jun 2025	15,263,775	118,732	118,732

TOTAL FUTURES CONTRACTS					261,464
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,900,643.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,666,819	33,013,438	29,945,070	98,914	(14)	-	4,735,173	4,734,227	0.0%
Total	1,666,819	33,013,438	29,945,070	98,914	(14)	-	4,735,173

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	47,776,092	16,997,404	15,163,495	10,205,059	3,520,176	(11,595,642)	41,534,535	2,846,781
Fidelity Advisor Series Growth Opportunities Fund	33,688,522	7,993,360	13,098,119	2,671,446	2,930,025	(2,493,108)	29,020,680	1,970,175
Fidelity Advisor Series Small Cap Fund	16,523,129	2,525,977	17,564,421	2,352,690	3,158,596	(4,506,111)	137,170	13,968
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	48,803,322	21,396,480	19,217,691	1,559,515	(195,780)	2,302,043	53,088,374	5,335,515
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	98,989,599	3,520,084	25,480,099	3,000,951	(6,172,964)	7,842,626	78,699,246	10,154,741
Fidelity Series All-Sector Equity Fund	15,858,487	8,167,919	4,842,981	1,680,818	334,481	(986,491)	18,531,415	1,603,064
Fidelity Series Canada Fund	18,992,480	1,496,651	6,112,865	482,639	1,692,106	(861,852)	15,206,520	951,597
Fidelity Series Commodity Strategy Fund	8,279,494	3,058,587	8,921,035	288,340	(3,748,868)	3,539,122	2,207,300	23,527
Fidelity Series Emerging Markets Debt Fund	6,681,054	385,921	1,549,032	350,377	(259,399)	350,096	5,608,640	703,719
Fidelity Series Emerging Markets Debt Local Currency Fund	2,081,932	91,542	413,079	82,451	(51,318)	42,183	1,751,260	196,110
Fidelity Series Emerging Markets Fund	21,678,090	666,884	8,173,578	441,923	239,975	672,080	15,083,451	1,652,076
Fidelity Series Emerging Markets Opportunities Fund	87,010,914	1,720,144	34,097,582	1,308,319	6,708,951	(970,298)	60,372,129	3,162,500
Fidelity Series Floating Rate High Income Fund	1,189,390	103,797	283,999	97,334	(14,344)	(10,188)	984,656	111,386
Fidelity Series Government Money Market Fund	23,706,936	8,589,894	7,317,429	1,224,293	-	-	24,979,401	24,979,401
Fidelity Series High Income Fund	6,616,149	830,077	1,625,952	417,003	(80,125)	146,017	5,886,166	688,440
Fidelity Series International Credit Fund	1,453,587	71,842	8,254	71,842	787	41,686	1,559,648	185,894
Fidelity Series International Developed Markets Bond Index Fund	50,159,815	15,126,795	11,858,121	1,856,039	(738,112)	(229,137)	52,461,240	6,093,059
Fidelity Series International Growth Fund	53,631,768	4,409,236	17,850,641	1,707,114	6,803,277	(8,467,562)	38,526,078	2,161,957
Fidelity Series International Small Cap Fund	19,456,467	1,572,368	5,444,408	1,477,236	904,159	(1,560,766)	14,927,820	894,417
Fidelity Series International Value Fund	53,889,841	2,892,805	16,903,653	1,869,708	4,816,879	(1,248,785)	43,447,087	3,196,990
Fidelity Series Intrinsic Opportunities Fund	-	8,197,969	778,839	21	(49,056)	(338,991)	7,031,083	681,306
Fidelity Series Investment Grade Bond Fund	366,862,593	29,699,712	88,261,791	14,743,096	(6,917,160)	10,903,716	312,287,070	31,011,626
Fidelity Series Large Cap Stock Fund	64,123,922	9,553,659	19,555,726	4,797,792	5,556,692	(3,496,545)	56,182,002	2,503,654
Fidelity Series Large Cap Value Index Fund	6,356,585	826,577	1,920,136	185,038	418,114	(158,754)	5,522,386	332,274
Fidelity Series Long-Term Treasury Bond Index Fund	52,240,665	10,318,653	18,996,265	1,486,820	(8,099,401)	7,324,418	42,788,070	7,751,462
Fidelity Series Opportunistic Insights Fund	37,902,577	9,743,136	13,094,161	2,749,575	2,750,575	(1,600,901)	35,701,226	1,555,609
Fidelity Series Overseas Fund	53,776,447	2,486,158	17,166,659	920,312	4,537,438	(3,601,102)	40,032,282	2,793,600
Fidelity Series Real Estate Income Fund	1,269,092	76,497	284,675	69,977	(1,307)	39,300	1,098,907	110,111
Fidelity Series Select International Small Cap Fund	-	199,541	-	-	-	-	199,541	17,202
Fidelity Series Short-Term Credit Fund	3,270,209	643,824	1,330,977	133,921	9,776	55,869	2,648,701	263,815
Fidelity Series Small Cap Core Fund	1,862,202	488,979	667,349	24,624	33,934	(178,445)	1,539,321	142,135
Fidelity Series Small Cap Discovery Fund	-	5,775,419	244,451	20	(9,074)	(404,002)	5,117,892	499,307
Fidelity Series Small Cap Opportunities Fund	20,905,354	2,697,451	11,891,893	1,625,263	4,353,757	(5,993,276)	10,071,393	755,543
Fidelity Series Stock Selector Large Cap Value Fund	37,356,161	8,929,840	12,747,462	4,015,268	1,566,514	(2,214,313)	32,890,740	2,416,660
Fidelity Series Value Discovery Fund	38,267,800	8,245,172	12,728,168	1,738,340	1,217,973	(1,349,674)	33,653,103	2,144,876
	1,300,660,675	199,500,354	415,594,986	65,635,164	25,217,277	(19,006,787)	1,090,776,533

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	556,213,277	556,213,277	-	-

Domestic Equity Funds	279,140,246	279,140,246	-	-

International Equity Funds	227,794,908	227,794,908	-	-

Short-Term Funds	2,648,701	2,648,701	-	-

U.S. Treasury Obligations	2,900,643	-	2,900,643	-

Money Market Funds	29,714,574	29,714,574	-	-
Total Investments in Securities:	1,098,412,349	1,095,511,706	2,900,643	-
Derivative Instruments:

Assets
Futures Contracts	1,101,885	1,101,885	-	-
Total Assets	1,101,885	1,101,885	-	-

Liabilities
Futures Contracts	(840,421)	(840,421)	-	-
Total Liabilities	(840,421)	(840,421)	-	-
Total Derivative Instruments:	261,464	261,464	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	118,732	(840,421)
Total Equity Risk	118,732	(840,421)
Interest Rate Risk
Futures Contracts (a)	983,153	0
Total Interest Rate Risk	983,153	0
Total Value of Derivatives	1,101,885	(840,421)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2020 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,900,709)	$2,900,643
Fidelity Central Funds (cost $4,735,173)	4,735,173
Other affiliated issuers (cost $976,978,183)	1,090,776,533

Total Investment in Securities (cost $984,614,065)		$1,098,412,349
Receivable for investments sold		7,314,835
Receivable for fund shares sold		414,061
Distributions receivable from Fidelity Central Funds		16,691
Other receivables		24
Total assets		1,106,157,960
Liabilities
Payable for investments purchased	$6,812,957
Payable for fund shares redeemed	1,897,597
Accrued management fee	461,822
Distribution and service plan fees payable	183,957
Payable for daily variation margin on futures contracts	289,645
Other payables and accrued expenses	9
Total liabilities		9,645,987
Net Assets		$1,096,511,973
Net Assets consist of:
Paid in capital		$955,419,464
Total accumulated earnings (loss)		141,092,509
Net Assets		$1,096,511,973

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($445,089,450 ÷ 37,206,849 shares)(a)		$11.96
Maximum offering price per share (100/94.25 of $11.96)		$12.69
Class M :
Net Asset Value and redemption price per share ($178,855,933 ÷ 14,985,855 shares)(a)		$11.93
Maximum offering price per share (100/96.50 of $11.93)		$12.36
Class C :
Net Asset Value and offering price per share ($17,740,797 ÷ 1,509,328 shares)(a)		$11.75
Class K6 :
Net Asset Value, offering price and redemption price per share ($183,995,319 ÷ 15,316,861 shares)		$12.01
Class I :
Net Asset Value, offering price and redemption price per share ($45,909,602 ÷ 3,754,015 shares)		$12.23
Class Z :
Net Asset Value, offering price and redemption price per share ($224,920,872 ÷ 18,833,865 shares)		$11.94
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$35,768,124
Interest		120,105
Income from Fidelity Central Funds		98,914
Total income		35,987,143
Expenses
Management fee	$6,153,319
Distribution and service plan fees	2,366,325
Independent trustees' fees and expenses	3,188
Miscellaneous	75
Total expenses before reductions	8,522,907
Expense reductions	(152)
Total expenses after reductions		8,522,755
Net Investment income (loss)		27,464,388
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	1,425,230
Fidelity Central Funds	(14)
Other affiliated issuers	23,792,047
Futures contracts	(1,052,481)
Capital gain distributions from underlying funds:
Affiliated issuers	29,867,040
Total net realized gain (loss)		54,031,822
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(19,006,787)
Futures contracts	(24,537)
Total change in net unrealized appreciation (depreciation)		(19,031,324)
Net gain (loss)		35,000,498
Net increase (decrease) in net assets resulting from operations		$62,464,886
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,464,388	$29,759,210
Net realized gain (loss)	54,031,822	26,156,478
Change in net unrealized appreciation (depreciation)	(19,031,324)	77,276,069
Net increase (decrease) in net assets resulting from operations	62,464,886	133,191,757
Distributions to shareholders	(54,917,665)	(29,319,398)

Share transactions - net increase (decrease)	(214,518,596)	(221,583,830)
Total increase (decrease) in net assets	(206,971,375)	(117,711,471)

Net Assets
Beginning of period	1,303,483,348	1,421,194,819
End of period	$1,096,511,973	$1,303,483,348

Financial Highlights
Fidelity Advisor Freedom® 2020 Fund Class A

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.92	$11.01	$12.83	$14.19	$11.63
Income from Investment Operations
Net investment income (loss) A,B	.26	.24	.30	.28	.10
Net realized and unrealized gain (loss)	.33	.92	(1.19)	(.18)	3.43
Total from investment operations	.59	1.16	(.89)	.10	3.53
Distributions from net investment income	(.28)	(.24)	(.29)	(.30)	(.12)
Distributions from net realized gain	(.27)	(.01)	(.63)	(1.16)	(.85)
Total distributions	(.55)	(.25)	(.93) C	(1.46)	(.97)
Net asset value, end of period	$11.96	$11.92	$11.01	$12.83	$14.19
Total Return D,E	5.06%	10.60%	(6.81)%	.25%	31.39%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.81%	.82%	.83%	.83%	.84%
Expenses net of fee waivers, if any	.81%	.82%	.83%	.83%	.84%
Expenses net of all reductions	.81%	.82%	.83%	.83%	.84%
Net investment income (loss)	2.17%	2.14%	2.67%	2.02%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$445,089	$541,274	$575,228	$741,474	$877,842
Portfolio turnover rate H	17 % I	14%	21%	34%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2020 Fund Class M

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.90	$10.99	$12.81	$14.18	$11.62
Income from Investment Operations
Net investment income (loss) A,B	.23	.21	.27	.25	.07
Net realized and unrealized gain (loss)	.32	.92	(1.18)	(.19)	3.43
Total from investment operations	.55	1.13	(.91)	.06	3.50
Distributions from net investment income	(.25)	(.21)	(.27)	(.27)	(.09)
Distributions from net realized gain	(.27)	(.01)	(.63)	(1.16)	(.85)
Total distributions	(.52)	(.22)	(.91) C	(1.43)	(.94)
Net asset value, end of period	$11.93	$11.90	$10.99	$12.81	$14.18
Total Return D,E	4.74%	10.35%	(7.01)%	(.02)%	31.08%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.06%	1.07%	1.08%	1.08%	1.09%
Expenses net of fee waivers, if any	1.06%	1.07%	1.08%	1.08%	1.09%
Expenses net of all reductions	1.06%	1.07%	1.08%	1.08%	1.09%
Net investment income (loss)	1.92%	1.89%	2.42%	1.77%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$178,856	$193,804	$211,956	$265,388	$309,456
Portfolio turnover rate H	17 % I	14%	21%	34%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2020 Fund Class C

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.72	$10.84	$12.66	$14.03	$11.52
Income from Investment Operations
Net investment income (loss) A,B	.17	.15	.21	.18	- C
Net realized and unrealized gain (loss)	.31	.90	(1.17)	(.18)	3.39
Total from investment operations	.48	1.05	(.96)	-	3.39
Distributions from net investment income	(.18)	(.16)	(.23)	(.21)	(.04)
Distributions from net realized gain	(.27)	(.01)	(.63)	(1.16)	(.84)
Total distributions	(.45)	(.17)	(.86)	(1.37)	(.88)
Net asset value, end of period	$11.75	$11.72	$10.84	$12.66	$14.03
Total Return D,E	4.21%	9.78%	(7.48)%	(.47)%	30.36%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.56%	1.57%	1.58%	1.58%	1.59%
Expenses net of fee waivers, if any	1.56%	1.57%	1.58%	1.58%	1.59%
Expenses net of all reductions	1.56%	1.57%	1.58%	1.58%	1.59%
Net investment income (loss)	1.42%	1.39%	1.92%	1.27%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$17,741	$21,950	$26,447	$36,340	$51,480
Portfolio turnover rate H	17 % I	14%	21%	34%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2020 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.98	$11.07	$12.90	$14.26	$11.69
Income from Investment Operations
Net investment income (loss) A,B	.33	.30	.34	.34	.16
Net realized and unrealized gain (loss)	.32	.92	(1.19)	(.18)	3.45
Total from investment operations	.65	1.22	(.85)	.16	3.61
Distributions from net investment income	(.35)	(.30)	(.33)	(.35)	(.18)
Distributions from net realized gain	(.27)	(.01)	(.65)	(1.17)	(.85)
Total distributions	(.62)	(.31)	(.98)	(1.52)	(1.04) C
Net asset value, end of period	$12.01	$11.98	$11.07	$12.90	$14.26
Total Return D	5.61%	11.12%	(6.41)%	.69%	31.94%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.29%	.30%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.29%	.30%	.42%	.42%	.42%
Expenses net of all reductions	.29%	.30%	.42%	.42%	.42%
Net investment income (loss)	2.68%	2.66%	3.08%	2.44%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$183,995	$129,988	$104,972	$112,829	$94,399
Portfolio turnover rate G	17 % H	14%	21%	34%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2020 Fund Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.09	$11.15	$12.97	$14.32	$11.73
Income from Investment Operations
Net investment income (loss) A,B	.30	.27	.33	.32	.14
Net realized and unrealized gain (loss)	.32	.93	(1.20)	(.18)	3.46
Total from investment operations	.62	1.20	(.87)	.14	3.60
Distributions from net investment income	(.21)	(.25)	(.31)	(.32)	(.15)
Distributions from net realized gain	(.27)	(.01)	(.64)	(1.16)	(.85)
Total distributions	(.48)	(.26)	(.95)	(1.49) C	(1.01) C
Net asset value, end of period	$12.23	$12.09	$11.15	$12.97	$14.32
Total Return D	5.29%	10.87%	(6.53)%	.53%	31.70%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.55% G	.57%	.58%	.58%	.59%
Expenses net of fee waivers, if any	.55 % G	.57%	.58%	.58%	.59%
Expenses net of all reductions	.55% G	.57%	.58%	.58%	.59%
Net investment income (loss)	2.42%	2.39%	2.92%	2.27%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$45,910	$247,877	$427,927	$616,520	$743,070
Portfolio turnover rate H	17 % I	14%	21%	34%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2020 Fund Class Z

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.92	$11.02	$12.85	$14.21	$11.65
Income from Investment Operations
Net investment income (loss) A,B	.30	.28	.33	.33	.15
Net realized and unrealized gain (loss)	.32	.92	(1.19)	(.19)	3.43
Total from investment operations	.62	1.20	(.86)	.14	3.58
Distributions from net investment income	(.33)	(.29)	(.33)	(.34)	(.17)
Distributions from net realized gain	(.27)	(.01)	(.65)	(1.17)	(.85)
Total distributions	(.60)	(.30)	(.97) C	(1.50) C	(1.02)
Net asset value, end of period	$11.94	$11.92	$11.02	$12.85	$14.21
Total Return D	5.35%	10.99%	(6.48)%	.58%	31.82%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49%	.50%	.50%	.51%	.52%
Expenses net of fee waivers, if any	.49%	.50%	.50%	.51%	.52%
Expenses net of all reductions	.49%	.50%	.50%	.51%	.52%
Net investment income (loss)	2.49%	2.46%	3.00%	2.35%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$224,921	$168,591	$74,665	$59,576	$45,836
Portfolio turnover rate G	17 % H	14%	21%	34%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2025 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 45.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	101,777	1,012,677
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	25,978,059	201,329,954
Fidelity Series Emerging Markets Debt Fund (b)	1,288,667	10,270,675
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	352,286	3,145,910
Fidelity Series Floating Rate High Income Fund (b)	202,779	1,792,568
Fidelity Series High Income Fund (b)	1,273,300	10,886,717
Fidelity Series International Credit Fund (b)	214,913	1,803,123
Fidelity Series International Developed Markets Bond Index Fund (b)	11,236,547	96,746,667
Fidelity Series Investment Grade Bond Fund (b)	49,435,424	497,814,722
Fidelity Series Long-Term Treasury Bond Index Fund (b)	15,864,839	87,573,910
Fidelity Series Real Estate Income Fund (b)	201,550	2,011,473
TOTAL BOND FUNDS (Cost $1,041,462,596)		914,388,396

Domestic Equity Funds - 30.2%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	6,231,250	90,913,943
Fidelity Advisor Series Growth Opportunities Fund (b)	4,297,421	63,301,015
Fidelity Advisor Series Small Cap Fund (b)	30,634	300,827
Fidelity Series All-Sector Equity Fund (b)	3,473,003	40,147,915
Fidelity Series Commodity Strategy Fund (b)	43,451	4,076,568
Fidelity Series Intrinsic Opportunities Fund (b)	1,503,455	15,515,654
Fidelity Series Large Cap Stock Fund (b)	5,491,690	123,233,514
Fidelity Series Large Cap Value Index Fund (b)	730,906	12,147,653
Fidelity Series Opportunistic Insights Fund (b)	3,400,428	78,039,822
Fidelity Series Small Cap Core Fund (b)	314,009	3,400,715
Fidelity Series Small Cap Discovery Fund (b)	1,103,154	11,307,325
Fidelity Series Small Cap Opportunities Fund (b)	1,667,283	22,224,885
Fidelity Series Stock Selector Large Cap Value Fund (b)	5,277,948	71,832,867
Fidelity Series Value Discovery Fund (b)	4,733,120	74,262,658
TOTAL DOMESTIC EQUITY FUNDS (Cost $413,591,935)		610,705,361

International Equity Funds - 24.2%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	2,089,440	33,389,255
Fidelity Series Emerging Markets Fund (b)	3,478,133	31,755,355
Fidelity Series Emerging Markets Opportunities Fund (b)	6,657,939	127,100,048
Fidelity Series International Growth Fund (b)	4,781,480	85,205,978
Fidelity Series International Small Cap Fund (b)	1,637,049	27,322,346
Fidelity Series International Value Fund (b)	7,057,409	95,910,186
Fidelity Series Overseas Fund (b)	6,133,794	87,897,270
Fidelity Series Select International Small Cap Fund (b)	31,745	368,245
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $323,375,273)		488,948,683

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/24/2025 (d)	4.26	2,900,000	2,892,154
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	2,310,000	2,301,853
US Treasury Bills 0% 5/8/2025 (d)	4.26	60,000	59,739
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,253,868)			5,253,746

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $8,676,242)	4.32	8,674,508	8,676,242

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,792,359,914)	2,027,972,428
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(3,473,033)
NET ASSETS - 100.0%	2,024,499,395

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	211	Jun 2025	25,491,965	(894,752)	(894,752)
ICE MSCI Emerging Markets Index Contracts (United States)	310	Jun 2025	17,217,400	(574,935)	(574,935)

TOTAL EQUITY CONTRACTS					(1,469,687)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	574	Jun 2025	63,839,563	1,366,660	1,366,660
CBOT Long Term US Treasury Bond Contracts (United States)	158	Jun 2025	18,530,438	446,166	446,166

TOTAL INTEREST RATE CONTRACTS					1,812,826

TOTAL PURCHASED					343,139

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	77	Jun 2025	21,765,013	171,306	171,306

TOTAL FUTURES CONTRACTS					514,445
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,152,020.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,369,897	59,171,514	53,865,143	179,388	(26)	-	8,676,242	8,674,508	0.0%
Total	3,369,897	59,171,514	53,865,143	179,388	(26)	-	8,676,242

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	101,885,684	36,430,279	29,708,835	22,139,935	6,174,677	(23,867,862)	90,913,943	6,231,250
Fidelity Advisor Series Growth Opportunities Fund	71,842,972	17,715,465	27,072,442	5,795,269	5,010,166	(4,195,146)	63,301,015	4,297,421
Fidelity Advisor Series Small Cap Fund	35,231,073	5,671,314	37,625,479	5,169,470	6,107,743	(9,083,824)	300,827	30,634
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	266,933	16,335,663	15,669,768	279,201	51,217	28,632	1,012,677	101,777
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	209,927,967	29,712,096	42,277,881	6,983,736	(2,884,352)	6,852,124	201,329,954	25,978,059
Fidelity Series All-Sector Equity Fund	33,807,373	17,448,988	9,656,034	3,643,521	529,422	(1,981,834)	40,147,915	3,473,003
Fidelity Series Canada Fund	39,567,463	3,578,224	11,492,419	1,046,656	2,912,282	(1,176,295)	33,389,255	2,089,440
Fidelity Series Commodity Strategy Fund	14,985,189	5,442,739	15,971,356	526,945	(8,134,898)	7,754,894	4,076,568	43,451
Fidelity Series Emerging Markets Debt Fund	11,796,549	858,999	2,549,673	631,358	(481,980)	646,780	10,270,675	1,288,667
Fidelity Series Emerging Markets Debt Local Currency Fund	3,670,421	186,632	695,895	146,938	(84,277)	69,029	3,145,910	352,286
Fidelity Series Emerging Markets Fund	42,809,520	1,837,712	14,727,191	900,492	(413,562)	2,248,876	31,755,355	3,478,133
Fidelity Series Emerging Markets Opportunities Fund	171,824,500	4,715,005	60,899,020	2,716,602	8,184,708	3,274,855	127,100,048	6,657,939
Fidelity Series Floating Rate High Income Fund	2,101,816	203,106	468,042	174,808	(39,396)	(4,916)	1,792,568	202,779
Fidelity Series Government Money Market Fund	52,819	2,310,040	2,362,859	23,691	-	-	-	-
Fidelity Series High Income Fund	11,667,938	1,808,536	2,712,028	760,204	(90,067)	212,338	10,886,717	1,273,300
Fidelity Series International Credit Fund	1,685,244	83,169	14,403	83,169	1,305	47,808	1,803,123	214,913
Fidelity Series International Developed Markets Bond Index Fund	89,413,660	27,873,446	18,797,853	3,359,847	(777,580)	(965,006)	96,746,667	11,236,547
Fidelity Series International Growth Fund	111,739,252	10,083,446	32,966,603	3,702,049	10,806,556	(14,456,673)	85,205,978	4,781,480
Fidelity Series International Small Cap Fund	34,864,376	3,213,017	9,588,261	2,683,222	1,963,927	(3,130,713)	27,322,346	1,637,049
Fidelity Series International Value Fund	112,274,746	7,403,103	31,551,210	4,056,253	7,999,891	(216,344)	95,910,186	7,057,409
Fidelity Series Intrinsic Opportunities Fund	-	18,066,298	1,679,258	10	(112,071)	(759,315)	15,515,654	1,503,455
Fidelity Series Investment Grade Bond Fund	570,153,329	52,708,389	131,397,331	23,256,381	(8,250,230)	14,600,565	497,814,722	49,435,424
Fidelity Series Large Cap Stock Fund	136,742,988	20,196,756	38,029,294	10,436,928	9,927,347	(5,604,283)	123,233,514	5,491,690
Fidelity Series Large Cap Value Index Fund	13,550,330	1,744,231	3,710,368	401,248	753,142	(189,682)	12,147,653	730,906
Fidelity Series Long-Term Treasury Bond Index Fund	103,442,213	20,393,701	34,735,152	3,034,856	(14,114,290)	12,587,438	87,573,910	15,864,839
Fidelity Series Opportunistic Insights Fund	80,824,553	20,731,425	25,895,593	5,966,510	4,566,513	(2,187,076)	78,039,822	3,400,428
Fidelity Series Overseas Fund	112,039,609	5,845,855	31,997,036	1,995,679	8,051,623	(6,042,781)	87,897,270	6,133,794
Fidelity Series Real Estate Income Fund	2,257,597	154,773	469,632	126,419	27	68,708	2,011,473	201,550
Fidelity Series Select International Small Cap Fund	-	368,245	-	-	-	-	368,245	31,745
Fidelity Series Short-Term Credit Fund	30,394	96	30,305	96	620	(805)	-	-
Fidelity Series Small Cap Core Fund	4,018,783	1,091,938	1,384,688	53,185	78,572	(403,890)	3,400,715	314,009
Fidelity Series Small Cap Discovery Fund	-	12,686,905	456,879	10	(22,203)	(900,498)	11,307,325	1,103,154
Fidelity Series Small Cap Opportunities Fund	44,576,259	5,652,538	24,383,053	3,545,820	7,590,445	(11,211,304)	22,224,885	1,667,283
Fidelity Series Stock Selector Large Cap Value Fund	79,659,124	19,023,731	25,470,123	8,719,558	3,086,313	(4,466,178)	71,832,867	5,277,948
Fidelity Series Value Discovery Fund	81,603,451	18,054,632	25,149,501	3,780,739	1,766,020	(2,011,944)	74,262,658	4,733,120
	2,330,314,125	389,630,492	711,595,465	126,140,805	50,157,610	(44,464,322)	2,014,042,440

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	914,388,396	914,388,396	-	-

Domestic Equity Funds	610,705,361	610,705,361	-	-

International Equity Funds	488,948,683	488,948,683	-	-

U.S. Treasury Obligations	5,253,746	-	5,253,746	-

Money Market Funds	8,676,242	8,676,242	-	-
Total Investments in Securities:	2,027,972,428	2,022,718,682	5,253,746	-
Derivative Instruments:

Assets
Futures Contracts	1,984,132	1,984,132	-	-
Total Assets	1,984,132	1,984,132	-	-

Liabilities
Futures Contracts	(1,469,687)	(1,469,687)	-	-
Total Liabilities	(1,469,687)	(1,469,687)	-	-
Total Derivative Instruments:	514,445	514,445	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	171,306	(1,469,687)
Total Equity Risk	171,306	(1,469,687)
Interest Rate Risk
Futures Contracts (a)	1,812,826	0
Total Interest Rate Risk	1,812,826	0
Total Value of Derivatives	1,984,132	(1,469,687)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2025 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,253,868)	$5,253,746
Fidelity Central Funds (cost $8,676,242)	8,676,242
Other affiliated issuers (cost $1,778,429,804)	2,014,042,440

Total Investment in Securities (cost $1,792,359,914)		$2,027,972,428
Receivable for investments sold		13,691,432
Receivable for fund shares sold		1,313,171
Distributions receivable from Fidelity Central Funds		30,452
Other receivables		42
Total assets		2,043,007,525
Liabilities
Payable for investments purchased	$14,830,696
Payable for fund shares redeemed	1,944,804
Accrued management fee	905,497
Distribution and service plan fees payable	308,672
Payable for daily variation margin on futures contracts	518,428
Other payables and accrued expenses	33
Total liabilities		18,508,130
Net Assets		$2,024,499,395
Net Assets consist of:
Paid in capital		$1,728,148,578
Total accumulated earnings (loss)		296,350,817
Net Assets		$2,024,499,395

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($778,457,778 ÷ 60,732,726 shares)(a)		$12.82
Maximum offering price per share (100/94.25 of $12.82)		$13.60
Class M :
Net Asset Value and redemption price per share ($287,242,300 ÷ 22,382,593 shares)(a)		$12.83
Maximum offering price per share (100/96.50 of $12.83)		$13.30
Class C :
Net Asset Value and offering price per share ($28,004,068 ÷ 2,249,399 shares)(a)		$12.45
Class K6 :
Net Asset Value, offering price and redemption price per share ($404,653,643 ÷ 31,360,505 shares)		$12.90
Class I :
Net Asset Value, offering price and redemption price per share ($68,315,715 ÷ 5,182,517 shares)		$13.18
Class Z :
Net Asset Value, offering price and redemption price per share ($457,825,891 ÷ 35,757,211 shares)		$12.80
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$61,580,085
Interest		215,500
Income from Fidelity Central Funds		179,388
Total income		61,974,973
Expenses
Management fee	$11,982,095
Distribution and service plan fees	3,951,779
Independent trustees' fees and expenses	5,793
Miscellaneous	77
Total expenses before reductions	15,939,744
Expense reductions	(84)
Total expenses after reductions		15,939,660
Net Investment income (loss)		46,035,313
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	4,707,293
Fidelity Central Funds	(26)
Other affiliated issuers	45,450,317
Futures contracts	(1,978,823)
Capital gain distributions from underlying funds:
Affiliated issuers	64,560,720
Total net realized gain (loss)		112,739,481
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(11)
Affiliated issuers	(44,464,322)
Futures contracts	5,111
Total change in net unrealized appreciation (depreciation)		(44,459,222)
Net gain (loss)		68,280,259
Net increase (decrease) in net assets resulting from operations		$114,315,572
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,035,313	$47,732,939
Net realized gain (loss)	112,739,481	38,314,127
Change in net unrealized appreciation (depreciation)	(44,459,222)	181,138,321
Net increase (decrease) in net assets resulting from operations	114,315,572	267,185,387
Distributions to shareholders	(80,831,031)	(46,214,879)

Share transactions - net increase (decrease)	(344,467,435)	(286,752,102)
Total increase (decrease) in net assets	(310,982,894)	(65,781,594)

Net Assets
Beginning of period	2,335,482,289	2,401,263,883
End of period	$2,024,499,395	$2,335,482,289

Financial Highlights
Fidelity Advisor Freedom® 2025 Fund Class A

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.67	$11.51	$13.45	$14.62	$11.55
Income from Investment Operations
Net investment income (loss) A,B	.25	.23	.29	.29	.10
Net realized and unrealized gain (loss)	.38	1.16	(1.26)	(.14)	3.84
Total from investment operations	.63	1.39	(.97)	.15	3.94
Distributions from net investment income	(.27)	(.23)	(.29)	(.30)	(.12)
Distributions from net realized gain	(.21)	- C	(.68)	(1.02)	(.76)
Total distributions	(.48)	(.23)	(.97)	(1.32)	(.87) D
Net asset value, end of period	$12.82	$12.67	$11.51	$13.45	$14.62
Total Return E,F	5.04%	12.18%	(7.05)%	.64%	35.22%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.85%	.86%	.87%	.88%	.89%
Expenses net of fee waivers, if any	.85%	.86%	.87%	.88%	.89%
Expenses net of all reductions	.85%	.86%	.87%	.88%	.89%
Net investment income (loss)	1.96%	1.96%	2.50%	2.01%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$778,458	$897,144	$926,152	$1,161,792	$1,276,609
Portfolio turnover rate I	18 % J	14%	21%	36%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2025 Fund Class M

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.68	$11.53	$13.46	$14.64	$11.57
Income from Investment Operations
Net investment income (loss) A,B	.22	.20	.26	.26	.07
Net realized and unrealized gain (loss)	.37	1.15	(1.25)	(.15)	3.84
Total from investment operations	.59	1.35	(.99)	.11	3.91
Distributions from net investment income	(.23)	(.20)	(.26)	(.28)	(.09)
Distributions from net realized gain	(.21)	- C	(.68)	(1.02)	(.75)
Total distributions	(.44)	(.20)	(.94)	(1.29) D	(.84)
Net asset value, end of period	$12.83	$12.68	$11.53	$13.46	$14.64
Total Return E,F	4.75%	11.81%	(7.21)%	.38%	34.85%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.10%	1.11%	1.12%	1.13%	1.14%
Expenses net of fee waivers, if any	1.10%	1.11%	1.12%	1.13%	1.14%
Expenses net of all reductions	1.10%	1.11%	1.12%	1.13%	1.14%
Net investment income (loss)	1.71%	1.71%	2.25%	1.76%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$287,242	$322,410	$342,224	$405,616	$432,038
Portfolio turnover rate I	18 % J	14%	21%	36%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2025 Fund Class C

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.32	$11.22	$13.14	$14.33	$11.35
Income from Investment Operations
Net investment income (loss) A,B	.15	.14	.20	.18	- C
Net realized and unrealized gain (loss)	.37	1.12	(1.23)	(.14)	3.77
Total from investment operations	.52	1.26	(1.03)	.04	3.77
Distributions from net investment income	(.18)	(.16)	(.22)	(.21)	(.04)
Distributions from net realized gain	(.21)	- C	(.67)	(1.02)	(.75)
Total distributions	(.39)	(.16)	(.89)	(1.23)	(.79)
Net asset value, end of period	$12.45	$12.32	$11.22	$13.14	$14.33
Total Return D,E	4.28%	11.27%	(7.72)%	(.12)%	34.28%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.60%	1.61%	1.62%	1.63%	1.64%
Expenses net of fee waivers, if any	1.60%	1.61%	1.62%	1.63%	1.64%
Expenses net of all reductions	1.60%	1.61%	1.62%	1.63%	1.64%
Net investment income (loss)	1.21%	1.21%	1.75%	1.26%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$28,004	$31,705	$35,779	$46,295	$60,128
Portfolio turnover rate H	18 % I	14%	21%	36%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2025 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.76	$11.60	$13.55	$14.71	$11.62
Income from Investment Operations
Net investment income (loss) A,B	.32	.29	.34	.36	.16
Net realized and unrealized gain (loss)	.38	1.17	(1.26)	(.15)	3.87
Total from investment operations	.70	1.46	(.92)	.21	4.03
Distributions from net investment income	(.35)	(.29)	(.33)	(.36)	(.18)
Distributions from net realized gain	(.21)	- C	(.70)	(1.02)	(.76)
Total distributions	(.56)	(.30) D	(1.03)	(1.37) D	(.94)
Net asset value, end of period	$12.90	$12.76	$11.60	$13.55	$14.71
Total Return E	5.57%	12.68%	(6.58)%	1.07%	35.82%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.33%	.34%	.43%	.44%	.44%
Expenses net of fee waivers, if any	.33%	.34%	.43%	.44%	.44%
Expenses net of all reductions	.33%	.34%	.43%	.44%	.44%
Net investment income (loss)	2.48%	2.48%	2.93%	2.45%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$404,654	$253,907	$193,125	$194,996	$144,871
Portfolio turnover rate H	18 % I	14%	21%	36%	28%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2025 Fund Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.85	$11.66	$13.61	$14.77	$11.66
Income from Investment Operations
Net investment income (loss) A,B	.29	.26	.32	.33	.14
Net realized and unrealized gain (loss)	.38	1.18	(1.27)	(.14)	3.88
Total from investment operations	.67	1.44	(.95)	.19	4.02
Distributions from net investment income	(.13)	(.25)	(.31)	(.33)	(.15)
Distributions from net realized gain	(.21)	- C	(.69)	(1.02)	(.76)
Total distributions	(.34)	(.25)	(1.00)	(1.35)	(.91)
Net asset value, end of period	$13.18	$12.85	$11.66	$13.61	$14.77
Total Return D	5.30%	12.43%	(6.81)%	.89%	35.57%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.59% G	.61%	.62%	.63%	.64%
Expenses net of fee waivers, if any	.59 % G	.61%	.62%	.63%	.64%
Expenses net of all reductions	.59% G	.61%	.62%	.63%	.64%
Net investment income (loss)	2.22%	2.21%	2.75%	2.26%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$68,316	$511,525	$777,570	$1,026,796	$1,150,782
Portfolio turnover rate H	18 % I	14%	21%	36%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2025 Fund Class Z

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.67	$11.53	$13.48	$14.65	$11.58
Income from Investment Operations
Net investment income (loss) A,B	.30	.27	.32	.34	.15
Net realized and unrealized gain (loss)	.36	1.16	(1.25)	(.14)	3.85
Total from investment operations	.66	1.43	(.93)	.20	4.00
Distributions from net investment income	(.32)	(.29)	(.32)	(.35)	(.17)
Distributions from net realized gain	(.21)	- C	(.70)	(1.02)	(.76)
Total distributions	(.53)	(.29)	(1.02)	(1.37)	(.93)
Net asset value, end of period	$12.80	$12.67	$11.53	$13.48	$14.65
Total Return D	5.34%	12.50%	(6.67)%	.94%	35.65%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.53% G	.53%	.54%	.54% G	.55%
Expenses net of fee waivers, if any	.53 % G	.53%	.54%	.54% G	.55%
Expenses net of all reductions	.53% G	.53%	.54%	.54% G	.55%
Net investment income (loss)	2.28%	2.29%	2.83%	2.34%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$457,826	$318,790	$126,414	$94,133	$60,905
Portfolio turnover rate H	18 % I	14%	21%	36%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2030 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 38.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	142,953	1,422,380
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	21,040,049	163,060,377
Fidelity Series Emerging Markets Debt Fund (b)	1,813,036	14,449,893
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	491,078	4,385,324
Fidelity Series Floating Rate High Income Fund (b)	278,471	2,461,680
Fidelity Series High Income Fund (b)	1,792,435	15,325,319
Fidelity Series International Credit Fund (b)	210,187	1,763,472
Fidelity Series International Developed Markets Bond Index Fund (b)	15,869,524	136,636,599
Fidelity Series Investment Grade Bond Fund (b)	61,547,260	619,780,906
Fidelity Series Long-Term Treasury Bond Index Fund (b)	24,470,726	135,078,406
Fidelity Series Real Estate Income Fund (b)	280,470	2,799,087
TOTAL BOND FUNDS (Cost $1,230,915,749)		1,097,163,443

Domestic Equity Funds - 34.1%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	9,891,598	144,318,417
Fidelity Advisor Series Growth Opportunities Fund (b)	6,826,259	100,550,796
Fidelity Advisor Series Small Cap Fund (b)	48,007	471,425
Fidelity Series All-Sector Equity Fund (b)	5,523,489	63,851,535
Fidelity Series Commodity Strategy Fund (b)	61,031	5,725,922
Fidelity Series Intrinsic Opportunities Fund (b)	2,383,035	24,592,924
Fidelity Series Large Cap Stock Fund (b)	8,714,188	195,546,375
Fidelity Series Large Cap Value Index Fund (b)	1,164,368	19,351,804
Fidelity Series Opportunistic Insights Fund (b)	5,399,217	123,912,040
Fidelity Series Small Cap Core Fund (b)	498,546	5,399,249
Fidelity Series Small Cap Discovery Fund (b)	1,751,995	17,957,951
Fidelity Series Small Cap Opportunities Fund (b)	2,642,678	35,226,900
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,381,836	114,076,783
Fidelity Series Value Discovery Fund (b)	7,502,371	117,712,195
TOTAL DOMESTIC EQUITY FUNDS (Cost $670,909,339)		968,694,316

International Equity Funds - 26.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	3,283,818	52,475,419
Fidelity Series Emerging Markets Fund (b)	5,361,484	48,950,353
Fidelity Series Emerging Markets Opportunities Fund (b)	10,262,868	195,918,157
Fidelity Series International Growth Fund (b)	7,601,065	135,450,982
Fidelity Series International Small Cap Fund (b)	2,227,362	37,174,671
Fidelity Series International Value Fund (b)	11,157,933	151,636,312
Fidelity Series Overseas Fund (b)	9,688,013	138,829,222
Fidelity Series Select International Small Cap Fund (b)	44,609	517,466
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $516,729,873)		760,952,582

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (d)	4.25	190,000	189,798
US Treasury Bills 0% 4/17/2025 (d)	4.24	60,000	59,886
US Treasury Bills 0% 4/24/2025 (d)	4.26	3,560,000	3,550,370
US Treasury Bills 0% 4/3/2025	4.26	240,000	239,943
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	3,210,000	3,198,678
US Treasury Bills 0% 5/8/2025 (d)	4.26	110,000	109,521
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,348,365)			7,348,196

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $12,019,531)	4.32	12,017,127	12,019,531

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $2,437,922,857)	2,846,178,068
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(4,799,280)
NET ASSETS - 100.0%	2,841,378,788

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	293	Jun 2025	35,398,795	(1,247,069)	(1,247,069)
ICE MSCI Emerging Markets Index Contracts (United States)	454	Jun 2025	25,215,160	(842,008)	(842,008)

TOTAL EQUITY CONTRACTS					(2,089,077)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	805	Jun 2025	89,531,094	1,916,657	1,916,657
CBOT Long Term US Treasury Bond Contracts (United States)	222	Jun 2025	26,036,438	625,929	625,929

TOTAL INTEREST RATE CONTRACTS					2,542,586

TOTAL PURCHASED					453,509

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Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	105	Jun 2025	29,679,563	233,599	233,599

TOTAL FUTURES CONTRACTS					687,108
The notional amount of futures purchased as a percentage of Net Assets is 6.2%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,963,408.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,728,846	82,129,729	73,839,007	241,018	(37)	-	12,019,531	12,017,127	0.0%
Total	3,728,846	82,129,729	73,839,007	241,018	(37)	-	12,019,531

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	154,903,635	57,780,113	40,437,968	34,469,003	6,233,795	(34,161,158)	144,318,417	9,891,598
Fidelity Advisor Series Growth Opportunities Fund	109,228,514	28,036,424	37,618,055	9,022,745	5,580,007	(4,676,094)	100,550,796	6,826,259
Fidelity Advisor Series Small Cap Fund	53,563,615	8,959,161	57,455,775	8,056,328	8,974,634	(13,570,210)	471,425	48,007
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	735,065	21,957,230	21,381,160	386,936	67,460	43,785	1,422,380	142,953
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	150,559,674	33,017,140	23,663,566	5,321,045	(921,505)	4,068,634	163,060,377	21,040,049
Fidelity Series All-Sector Equity Fund	51,399,594	26,965,373	12,116,990	5,683,602	599,099	(2,995,541)	63,851,535	5,523,489
Fidelity Series Canada Fund	59,247,422	5,062,490	14,446,666	1,629,923	3,002,518	(390,345)	52,475,419	3,283,818
Fidelity Series Commodity Strategy Fund	20,361,148	7,029,359	21,147,818	720,565	(11,499,473)	10,982,706	5,725,922	61,031
Fidelity Series Emerging Markets Debt Fund	15,644,573	1,345,046	2,765,788	864,501	(435,730)	661,792	14,449,893	1,813,036
Fidelity Series Emerging Markets Debt Local Currency Fund	4,865,048	264,852	725,222	199,254	(77,299)	57,945	4,385,324	491,078
Fidelity Series Emerging Markets Fund	61,956,962	2,881,882	18,526,114	1,360,813	176,517	2,461,106	48,950,353	5,361,484
Fidelity Series Emerging Markets Opportunities Fund	248,550,213	7,634,040	76,957,197	4,104,765	7,660,841	9,030,260	195,918,157	10,262,868
Fidelity Series Floating Rate High Income Fund	2,751,911	280,735	511,086	233,981	(30,504)	(29,376)	2,461,680	278,471
Fidelity Series Government Money Market Fund	69,499	3,201,456	3,270,955	32,391	-	-	-	-
Fidelity Series High Income Fund	15,718,723	2,454,066	3,006,736	1,043,907	(65,597)	224,863	15,325,319	1,792,435
Fidelity Series International Credit Fund	1,652,326	81,403	18,206	81,402	1,508	46,441	1,763,472	210,187
Fidelity Series International Developed Markets Bond Index Fund	119,542,718	40,192,175	20,710,828	4,589,648	(436,945)	(1,950,521)	136,636,599	15,869,524
Fidelity Series International Growth Fund	167,321,220	15,625,877	41,771,741	5,765,282	8,032,358	(13,756,732)	135,450,982	7,601,065
Fidelity Series International Small Cap Fund	46,710,790	4,431,052	12,288,560	3,748,233	2,016,716	(3,695,327)	37,174,671	2,227,362
Fidelity Series International Value Fund	168,121,129	11,927,722	40,565,991	6,316,785	8,978,442	3,175,010	151,636,312	11,157,933
Fidelity Series Intrinsic Opportunities Fund	-	28,422,923	2,452,936	21	(167,136)	(1,209,927)	24,592,924	2,383,035
Fidelity Series Investment Grade Bond Fund	676,526,317	72,171,905	136,912,566	28,247,594	(9,664,617)	17,659,867	619,780,906	61,547,260
Fidelity Series Large Cap Stock Fund	207,899,317	31,257,793	50,046,070	16,162,434	11,851,697	(5,416,362)	195,546,375	8,714,188
Fidelity Series Large Cap Value Index Fund	20,601,690	2,830,546	4,960,351	625,151	807,244	72,675	19,351,804	1,164,368
Fidelity Series Long-Term Treasury Bond Index Fund	151,753,342	30,532,040	45,050,880	4,613,162	(16,295,593)	14,139,497	135,078,406	24,470,726
Fidelity Series Opportunistic Insights Fund	122,872,209	33,039,040	35,402,231	9,296,908	5,783,615	(2,380,593)	123,912,040	5,399,217
Fidelity Series Overseas Fund	167,769,953	9,515,426	41,555,383	3,107,848	9,383,999	(6,284,773)	138,829,222	9,688,013
Fidelity Series Real Estate Income Fund	3,001,356	218,524	514,141	171,709	4,008	89,340	2,799,087	280,470
Fidelity Series Select International Small Cap Fund	-	517,466	-	-	-	-	517,466	44,609
Fidelity Series Short-Term Credit Fund	91,657	288	91,387	289	2,002	(2,560)	-	-
Fidelity Series Small Cap Core Fund	6,116,751	1,808,588	2,004,547	82,518	121,024	(642,567)	5,399,249	498,546
Fidelity Series Small Cap Discovery Fund	-	19,941,592	527,316	20	(24,426)	(1,431,899)	17,957,951	1,751,995
Fidelity Series Small Cap Opportunities Fund	67,771,819	9,961,129	36,967,235	5,482,778	9,464,646	(15,003,459)	35,226,900	2,642,678
Fidelity Series Stock Selector Large Cap Value Fund	121,110,307	28,967,480	33,802,771	13,610,120	3,673,128	(5,871,361)	114,076,783	8,381,836
Fidelity Series Value Discovery Fund	124,066,072	27,577,495	33,590,452	5,900,070	1,654,170	(1,995,090)	117,712,195	7,502,371
	3,122,484,569	575,889,831	873,264,688	180,931,731	54,450,603	(52,749,974)	2,826,810,341

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,097,163,443	1,097,163,443	-	-

Domestic Equity Funds	968,694,316	968,694,316	-	-

International Equity Funds	760,952,582	760,952,582	-	-

U.S. Treasury Obligations	7,348,196	-	7,348,196	-

Money Market Funds	12,019,531	12,019,531	-	-
Total Investments in Securities:	2,846,178,068	2,838,829,872	7,348,196	-
Derivative Instruments:

Assets
Futures Contracts	2,776,185	2,776,185	-	-
Total Assets	2,776,185	2,776,185	-	-

Liabilities
Futures Contracts	(2,089,077)	(2,089,077)	-	-
Total Liabilities	(2,089,077)	(2,089,077)	-	-
Total Derivative Instruments:	687,108	687,108	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	233,599	(2,089,077)
Total Equity Risk	233,599	(2,089,077)
Interest Rate Risk
Futures Contracts (a)	2,542,586	0
Total Interest Rate Risk	2,542,586	0
Total Value of Derivatives	2,776,185	(2,089,077)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2030 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $7,348,365)	$7,348,196
Fidelity Central Funds (cost $12,019,531)	12,019,531
Other affiliated issuers (cost $2,418,554,961)	2,826,810,341

Total Investment in Securities (cost $2,437,922,857)		$2,846,178,068
Receivable for investments sold		25,209,975
Receivable for fund shares sold		2,333,525
Distributions receivable from Fidelity Central Funds		42,192
Other receivables		62
Total assets		2,873,763,822
Liabilities
Payable for investments purchased	$24,274,747
Payable for fund shares redeemed	5,636,401
Accrued management fee	1,358,456
Distribution and service plan fees payable	423,773
Payable for daily variation margin on futures contracts	691,603
Other payables and accrued expenses	54
Total liabilities		32,385,034
Net Assets		$2,841,378,788
Net Assets consist of:
Paid in capital		$2,338,987,027
Total accumulated earnings (loss)		502,391,761
Net Assets		$2,841,378,788

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,043,359,503 ÷ 72,219,270 shares)(a)		$14.45
Maximum offering price per share (100/94.25 of $14.45)		$15.33
Class M :
Net Asset Value and redemption price per share ($396,086,693 ÷ 27,698,940 shares)(a)		$14.30
Maximum offering price per share (100/96.50 of $14.30)		$14.82
Class C :
Net Asset Value and offering price per share ($42,451,627 ÷ 3,049,153 shares)(a)		$13.92
Class K6 :
Net Asset Value, offering price and redemption price per share ($576,138,598 ÷ 39,797,748 shares)		$14.48
Class I :
Net Asset Value, offering price and redemption price per share ($117,041,408 ÷ 7,923,238 shares)		$14.77
Class Z :
Net Asset Value, offering price and redemption price per share ($666,300,959 ÷ 46,359,946 shares)		$14.37
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$80,735,186
Interest		294,342
Income from Fidelity Central Funds		241,018
Total income		81,270,546
Expenses
Management fee	$17,606,791
Distribution and service plan fees	5,315,184
Independent trustees' fees and expenses	7,906
Miscellaneous	87
Total expenses before reductions	22,929,968
Expense reductions	(41)
Total expenses after reductions		22,929,927
Net Investment income (loss)		58,340,619
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	8,979,337
Fidelity Central Funds	(37)
Other affiliated issuers	45,471,266
Futures contracts	(2,604,483)
Capital gain distributions from underlying funds:
Affiliated issuers	100,196,545
Total net realized gain (loss)		152,042,628
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(40)
Affiliated issuers	(52,749,974)
Futures contracts	15,294
Total change in net unrealized appreciation (depreciation)		(52,734,720)
Net gain (loss)		99,307,908
Net increase (decrease) in net assets resulting from operations		$157,648,527
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,340,619	$56,595,210
Net realized gain (loss)	152,042,628	21,367,879
Change in net unrealized appreciation (depreciation)	(52,734,720)	314,059,113
Net increase (decrease) in net assets resulting from operations	157,648,527	392,022,202
Distributions to shareholders	(82,084,972)	(54,978,965)

Share transactions - net increase (decrease)	(362,665,543)	(138,982,940)
Total increase (decrease) in net assets	(287,101,988)	198,060,297

Net Assets
Beginning of period	3,128,480,776	2,930,420,479
End of period	$2,841,378,788	$3,128,480,776

Financial Highlights
Fidelity Advisor Freedom® 2030 Fund Class A

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.13	$12.63	$14.75	$16.00	$12.21
Income from Investment Operations
Net investment income (loss) A,B	.26	.24	.28	.32	.11
Net realized and unrealized gain (loss)	.45	1.49	(1.33)	(.09)	4.67
Total from investment operations	.71	1.73	(1.05)	.23	4.78
Distributions from net investment income	(.27)	(.23)	(.28)	(.33)	(.13)
Distributions from net realized gain	(.12)	- C	(.79)	(1.15)	(.87)
Total distributions	(.39)	(.23)	(1.07)	(1.48)	(.99) D
Net asset value, end of period	$14.45	$14.13	$12.63	$14.75	$16.00
Total Return E,F	5.09%	13.80%	(6.96)%	1.05%	40.51%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.89%	.90%	.91%	.92%	.93%
Expenses net of fee waivers, if any	.89%	.90%	.91%	.92%	.93%
Expenses net of all reductions	.89%	.90%	.91%	.92%	.93%
Net investment income (loss)	1.79%	1.81%	2.25%	1.99%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$1,043,360	$1,143,304	$1,084,628	$1,246,930	$1,318,549
Portfolio turnover rate I	19 % J	16%	22%	31%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2030 Fund Class M

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.99	$12.51	$14.62	$15.88	$12.13
Income from Investment Operations
Net investment income (loss) A,B	.22	.20	.25	.28	.07
Net realized and unrealized gain (loss)	.45	1.49	(1.33)	(.09)	4.64
Total from investment operations	.67	1.69	(1.08)	.19	4.71
Distributions from net investment income	(.24)	(.20)	(.25)	(.30)	(.10)
Distributions from net realized gain	(.12)	- C	(.78)	(1.15)	(.86)
Total distributions	(.36)	(.21) D	(1.03)	(1.45)	(.96)
Net asset value, end of period	$14.30	$13.99	$12.51	$14.62	$15.88
Total Return E,F	4.81%	13.55%	(7.20)%	.81%	40.15%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.14%	1.15%	1.16%	1.17%	1.18%
Expenses net of fee waivers, if any	1.14%	1.15%	1.16%	1.17%	1.18%
Expenses net of all reductions	1.14%	1.15%	1.16%	1.17%	1.18%
Net investment income (loss)	1.54%	1.56%	2.00%	1.74%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$396,087	$428,265	$410,614	$477,841	$502,610
Portfolio turnover rate I	19 % J	16%	22%	31%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2030 Fund Class C

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.65	$12.23	$14.32	$15.60	$11.95
Income from Investment Operations
Net investment income (loss) A,B	.15	.13	.18	.19	- C
Net realized and unrealized gain (loss)	.42	1.45	(1.29)	(.08)	4.55
Total from investment operations	.57	1.58	(1.11)	.11	4.55
Distributions from net investment income	(.18)	(.16)	(.20)	(.24)	(.05)
Distributions from net realized gain	(.12)	- C	(.78)	(1.15)	(.85)
Total distributions	(.30)	(.16)	(.98)	(1.39)	(.90)
Net asset value, end of period	$13.92	$13.65	$12.23	$14.32	$15.60
Total Return D,E	4.21%	12.97%	(7.61)%	.30%	39.41%
Ratios to Average Net Assets A,F,G
Expenses before reductions	1.64%	1.65%	1.66%	1.67%	1.68%
Expenses net of fee waivers, if any	1.64%	1.65%	1.66%	1.67%	1.68%
Expenses net of all reductions	1.64%	1.65%	1.66%	1.67%	1.68%
Net investment income (loss)	1.04%	1.06%	1.50%	1.24%	-% H
Supplemental Data
Net assets, end of period (000 omitted)	$42,452	$48,603	$48,560	$58,820	$69,899
Portfolio turnover rate I	19 % J	16%	22%	31%	29%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2030 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.17	$12.67	$14.80	$16.03	$12.24
Income from Investment Operations
Net investment income (loss) A,B	.34	.31	.34	.39	.18
Net realized and unrealized gain (loss)	.45	1.50	(1.34)	(.08)	4.68
Total from investment operations	.79	1.81	(1.00)	.31	4.86
Distributions from net investment income	(.36)	(.30)	(.32)	(.39)	(.19)
Distributions from net realized gain	(.12)	- C	(.81)	(1.15)	(.88)
Total distributions	(.48)	(.31) D	(1.13)	(1.54)	(1.07)
Net asset value, end of period	$14.48	$14.17	$12.67	$14.80	$16.03
Total Return E	5.67%	14.38%	(6.51)%	1.56%	41.14%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.36%	.37%	.45%	.46%	.46%
Expenses net of fee waivers, if any	.36%	.37%	.45%	.46%	.46%
Expenses net of all reductions	.36%	.37%	.45%	.46%	.46%
Net investment income (loss)	2.32%	2.34%	2.71%	2.45%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$576,139	$349,494	$249,199	$226,612	$174,248
Portfolio turnover rate H	19 % I	16%	22%	31%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2030 Fund Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.28	$12.74	$14.87	$16.10	$12.29
Income from Investment Operations
Net investment income (loss) A,B	.30	.27	.32	.36	.15
Net realized and unrealized gain (loss)	.45	1.52	(1.36)	(.08)	4.69
Total from investment operations	.75	1.79	(1.04)	.28	4.84
Distributions from net investment income	(.14)	(.25)	(.30)	(.36)	(.15)
Distributions from net realized gain	(.12)	- C	(.80)	(1.15)	(.88)
Total distributions	(.26)	(.25)	(1.09) D	(1.51)	(1.03)
Net asset value, end of period	$14.77	$14.28	$12.74	$14.87	$16.10
Total Return E	5.27%	14.14%	(6.75)%	1.37%	40.77%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.64%	.65%	.66%	.67%	.68%
Expenses net of fee waivers, if any	.64%	.65%	.66%	.67%	.68%
Expenses net of all reductions	.64%	.65%	.66%	.67%	.68%
Net investment income (loss)	2.05%	2.06%	2.50%	2.24%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$117,041	$737,653	$988,412	$1,242,060	$1,325,192
Portfolio turnover rate H	19 % I	16%	22%	31%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2030 Fund Class Z

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.08	$12.60	$14.73	$15.98	$12.20
Income from Investment Operations
Net investment income (loss) A,B	.31	.28	.32	.37	.16
Net realized and unrealized gain (loss)	.44	1.50	(1.33)	(.09)	4.67
Total from investment operations	.75	1.78	(1.01)	.28	4.83
Distributions from net investment income	(.34)	(.29)	(.32)	(.38)	(.17)
Distributions from net realized gain	(.12)	- C	(.81)	(1.15)	(.88)
Total distributions	(.46)	(.30) D	(1.12) D	(1.53)	(1.05)
Net asset value, end of period	$14.37	$14.08	$12.60	$14.73	$15.98
Total Return E	5.38%	14.21%	(6.61)%	1.37%	41.01%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.56%	.57%	.57%	.58%	.59%
Expenses net of fee waivers, if any	.56%	.57%	.57%	.58%	.59%
Expenses net of all reductions	.56%	.57%	.57%	.58%	.59%
Net investment income (loss)	2.12%	2.14%	2.59%	2.33%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$666,301	$421,162	$149,008	$102,337	$63,499
Portfolio turnover rate H	19 % I	16%	22%	31%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2035 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 29.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	139,051	1,383,558
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	4,878,281	37,806,680
Fidelity Series Emerging Markets Debt Fund (b)	1,779,282	14,180,875
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	474,548	4,237,714
Fidelity Series Floating Rate High Income Fund (b)	262,065	2,316,655
Fidelity Series High Income Fund (b)	1,748,163	14,946,794
Fidelity Series International Credit Fund (b)	165,487	1,388,439
Fidelity Series International Developed Markets Bond Index Fund (b)	13,829,043	119,068,057
Fidelity Series Investment Grade Bond Fund (b)	46,064,539	463,869,909
Fidelity Series Long-Term Treasury Bond Index Fund (b)	25,880,027	142,857,747
Fidelity Series Real Estate Income Fund (b)	268,306	2,677,696
TOTAL BOND FUNDS (Cost $893,314,934)		804,734,124

Domestic Equity Funds - 39.8%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	11,217,955	163,669,957
Fidelity Advisor Series Growth Opportunities Fund (b)	7,758,304	114,279,814
Fidelity Advisor Series Small Cap Fund (b)	66,254	650,617
Fidelity Series All-Sector Equity Fund (b)	6,303,622	72,869,873
Fidelity Series Commodity Strategy Fund (b)	59,365	5,569,669
Fidelity Series Intrinsic Opportunities Fund (b)	2,689,157	27,752,104
Fidelity Series Large Cap Stock Fund (b)	9,869,914	221,480,874
Fidelity Series Large Cap Value Index Fund (b)	1,324,915	22,020,095
Fidelity Series Opportunistic Insights Fund (b)	6,128,280	140,644,027
Fidelity Series Small Cap Core Fund (b)	565,417	6,123,466
Fidelity Series Small Cap Discovery Fund (b)	1,985,570	20,352,090
Fidelity Series Small Cap Opportunities Fund (b)	2,982,049	39,750,709
Fidelity Series Stock Selector Large Cap Value Fund (b)	9,518,963	129,553,092
Fidelity Series Value Discovery Fund (b)	8,466,253	132,835,502
TOTAL DOMESTIC EQUITY FUNDS (Cost $768,461,525)		1,097,551,889

International Equity Funds - 30.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	3,713,911	59,348,300
Fidelity Series Emerging Markets Fund (b)	5,858,623	53,489,225
Fidelity Series Emerging Markets Opportunities Fund (b)	11,214,543	214,085,623
Fidelity Series International Growth Fund (b)	8,614,829	153,516,249
Fidelity Series International Small Cap Fund (b)	2,272,942	37,935,402
Fidelity Series International Value Fund (b)	12,490,087	169,740,284
Fidelity Series Overseas Fund (b)	10,900,648	156,206,283
Fidelity Series Select International Small Cap Fund (b)	43,327	502,593
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $590,301,744)		844,823,959

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (d)	4.25	190,000	189,798
US Treasury Bills 0% 4/17/2025 (d)	4.24	40,000	39,924
US Treasury Bills 0% 4/24/2025 (d)	4.26	3,290,000	3,281,099
US Treasury Bills 0% 4/3/2025 (d)	4.26	430,000	429,899
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	3,020,000	3,009,349
US Treasury Bills 0% 5/8/2025 (d)	4.26	80,000	79,652
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,029,878)			7,029,721

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $11,832,327)	4.32	11,829,961	11,832,327

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $2,270,940,408)	2,765,972,020
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(4,845,936)
NET ASSETS - 100.0%	2,761,126,084

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	253	Jun 2025	30,566,195	(1,071,188)	(1,071,188)
ICE MSCI Emerging Markets Index Contracts (United States)	445	Jun 2025	24,715,300	(825,626)	(825,626)

TOTAL EQUITY CONTRACTS					(1,896,814)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	781	Jun 2025	86,861,844	1,859,514	1,859,514
CBOT Long Term US Treasury Bond Contracts (United States)	215	Jun 2025	25,215,469	606,517	606,517

TOTAL INTEREST RATE CONTRACTS					2,466,031

TOTAL PURCHASED					569,217

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	112	Jun 2025	31,658,200	247,205	247,205

TOTAL FUTURES CONTRACTS					816,422
The notional amount of futures purchased as a percentage of Net Assets is 6.0%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,729,792.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,445,677	77,877,250	69,490,565	222,974	(35)	-	11,832,327	11,829,961	0.0%
Total	3,445,677	77,877,250	69,490,565	222,974	(35)	-	11,832,327

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	173,749,173	64,882,475	43,175,251	38,910,136	6,115,234	(37,901,674)	163,669,957	11,217,955
Fidelity Advisor Series Growth Opportunities Fund	122,515,857	31,724,699	40,746,104	10,184,648	5,764,348	(4,978,986)	114,279,814	7,758,304
Fidelity Advisor Series Small Cap Fund	60,066,331	10,024,919	64,273,616	9,041,874	9,819,013	(14,986,030)	650,617	66,254
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	949,879	20,762,062	20,445,353	375,495	69,780	47,190	1,383,558	139,051
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	18,887,599	22,045,456	3,737,879	1,010,116	(243,325)	854,829	37,806,680	4,878,281
Fidelity Series All-Sector Equity Fund	57,652,380	30,683,531	12,681,530	6,418,657	505,161	(3,289,669)	72,869,873	6,303,622
Fidelity Series Canada Fund	65,215,971	5,862,779	14,554,462	1,839,679	2,372,143	451,869	59,348,300	3,713,911
Fidelity Series Commodity Strategy Fund	19,138,519	6,540,190	19,620,449	686,058	(10,465,917)	9,977,326	5,569,669	59,365
Fidelity Series Emerging Markets Debt Fund	14,733,500	1,421,407	2,183,885	829,246	(241,654)	451,507	14,180,875	1,779,282
Fidelity Series Emerging Markets Debt Local Currency Fund	4,544,717	287,608	573,873	190,771	(44,668)	23,930	4,237,714	474,548
Fidelity Series Emerging Markets Fund	65,079,107	3,037,475	17,310,348	1,503,595	(572,242)	3,255,233	53,489,225	5,858,623
Fidelity Series Emerging Markets Opportunities Fund	260,932,315	10,592,861	74,808,529	4,491,823	3,133,288	14,235,688	214,085,623	11,214,543
Fidelity Series Floating Rate High Income Fund	2,386,715	378,065	393,388	210,529	3,753	(58,490)	2,316,655	262,065
Fidelity Series Government Money Market Fund	62,879	3,118,215	3,181,094	31,278	-	-	-	-
Fidelity Series High Income Fund	14,834,887	2,434,850	2,468,766	1,000,337	(32,065)	177,888	14,946,794	1,748,163
Fidelity Series International Credit Fund	1,304,285	64,115	17,581	64,116	1,296	36,324	1,388,439	165,487
Fidelity Series International Developed Markets Bond Index Fund	88,074,317	46,281,664	13,174,770	3,687,338	(211,292)	(1,901,862)	119,068,057	13,829,043
Fidelity Series International Growth Fund	184,182,923	17,054,231	41,127,444	6,506,866	3,324,171	(9,917,632)	153,516,249	8,614,829
Fidelity Series International Small Cap Fund	43,655,922	4,713,752	8,767,105	3,627,182	1,494,911	(3,162,078)	37,935,402	2,272,942
Fidelity Series International Value Fund	185,063,498	14,051,501	42,945,690	7,130,298	8,219,803	5,351,172	169,740,284	12,490,087
Fidelity Series Intrinsic Opportunities Fund	-	32,321,612	3,013,817	43	(202,413)	(1,353,278)	27,752,104	2,689,157
Fidelity Series Investment Grade Bond Fund	441,724,076	86,938,613	70,325,819	19,616,141	(149,691)	5,682,730	463,869,909	46,064,539
Fidelity Series Large Cap Stock Fund	233,178,207	34,807,932	53,524,626	18,203,824	11,340,369	(4,321,008)	221,480,874	9,869,914
Fidelity Series Large Cap Value Index Fund	23,094,109	3,444,252	5,510,901	705,720	868,424	124,211	22,020,095	1,324,915
Fidelity Series Long-Term Treasury Bond Index Fund	153,350,772	33,110,967	41,392,171	4,823,414	(13,951,990)	11,740,169	142,857,747	25,880,027
Fidelity Series Opportunistic Insights Fund	137,818,882	36,810,192	37,590,163	10,493,666	4,970,651	(1,365,535)	140,644,027	6,128,280
Fidelity Series Overseas Fund	184,676,909	12,065,520	43,874,433	3,507,489	9,108,965	(5,770,678)	156,206,283	10,900,648
Fidelity Series Real Estate Income Fund	2,765,789	230,324	404,683	161,137	8,931	77,335	2,677,696	268,306
Fidelity Series Select International Small Cap Fund	-	502,593	-	-	-	-	502,593	43,327
Fidelity Series Short-Term Credit Fund	101,225	319	100,927	319	2,183	(2,800)	-	-
Fidelity Series Small Cap Core Fund	6,945,069	2,042,932	2,284,401	93,146	145,289	(725,423)	6,123,466	565,417
Fidelity Series Small Cap Discovery Fund	-	22,668,523	672,516	41	(24,812)	(1,619,105)	20,352,090	1,985,570
Fidelity Series Small Cap Opportunities Fund	76,003,049	11,155,753	41,176,571	6,171,886	8,689,498	(14,921,020)	39,750,709	2,982,049
Fidelity Series Stock Selector Large Cap Value Fund	135,831,131	31,772,220	35,465,281	15,373,629	4,125,050	(6,710,028)	129,553,092	9,518,963
Fidelity Series Value Discovery Fund	139,146,424	30,517,544	36,396,916	6,659,001	1,808,396	(2,239,946)	132,835,502	8,466,253
	2,917,666,416	634,351,151	797,920,342	183,549,498	55,750,588	(62,737,841)	2,747,109,972

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	804,734,124	804,734,124	-	-

Domestic Equity Funds	1,097,551,889	1,097,551,889	-	-

International Equity Funds	844,823,959	844,823,959	-	-

U.S. Treasury Obligations	7,029,721	-	7,029,721	-

Money Market Funds	11,832,327	11,832,327	-	-
Total Investments in Securities:	2,765,972,020	2,758,942,299	7,029,721	-
Derivative Instruments:

Assets
Futures Contracts	2,713,236	2,713,236	-	-
Total Assets	2,713,236	2,713,236	-	-

Liabilities
Futures Contracts	(1,896,814)	(1,896,814)	-	-
Total Liabilities	(1,896,814)	(1,896,814)	-	-
Total Derivative Instruments:	816,422	816,422	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	247,205	(1,896,814)
Total Equity Risk	247,205	(1,896,814)
Interest Rate Risk
Futures Contracts (a)	2,466,031	0
Total Interest Rate Risk	2,466,031	0
Total Value of Derivatives	2,713,236	(1,896,814)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2035 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $7,029,878)	$7,029,721
Fidelity Central Funds (cost $11,832,327)	11,832,327
Other affiliated issuers (cost $2,252,078,203)	2,747,109,972

Total Investment in Securities (cost $2,270,940,408)		$2,765,972,020
Receivable for investments sold		25,961,775
Receivable for fund shares sold		2,304,923
Distributions receivable from Fidelity Central Funds		40,898
Other receivables		59
Total assets		2,794,279,675
Liabilities
Payable for investments purchased	$28,598,528
Payable for fund shares redeemed	2,106,318
Accrued management fee	1,398,787
Distribution and service plan fees payable	395,796
Payable for daily variation margin on futures contracts	654,102
Other payables and accrued expenses	60
Total liabilities		33,153,591
Net Assets		$2,761,126,084
Net Assets consist of:
Paid in capital		$2,163,311,394
Total accumulated earnings (loss)		597,814,690
Net Assets		$2,761,126,084

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($949,312,770 ÷ 64,145,032 shares)(a)		$14.80
Maximum offering price per share (100/94.25 of $14.80)		$15.70
Class M :
Net Asset Value and redemption price per share ($380,036,046 ÷ 26,196,218 shares)(a)		$14.51
Maximum offering price per share (100/96.50 of $14.51)		$15.04
Class C :
Net Asset Value and offering price per share ($41,005,097 ÷ 2,935,843 shares)(a)		$13.97
Class K6 :
Net Asset Value, offering price and redemption price per share ($603,920,274 ÷ 40,386,533 shares)		$14.95
Class I :
Net Asset Value, offering price and redemption price per share ($103,907,869 ÷ 6,817,423 shares)		$15.24
Class Z :
Net Asset Value, offering price and redemption price per share ($682,944,028 ÷ 46,198,822 shares)		$14.78
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$70,929,915
Interest		281,046
Income from Fidelity Central Funds		222,974
Total income		71,433,935
Expenses
Management fee	$17,795,226
Distribution and service plan fees	4,901,389
Independent trustees' fees and expenses	8,530
Miscellaneous	71
Total expenses before reductions	22,705,216
Expense reductions	(55)
Total expenses after reductions		22,705,161
Net Investment income (loss)		48,728,774
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	11,897,677
Fidelity Central Funds	(35)
Other affiliated issuers	43,852,911
Futures contracts	(2,834,555)
Capital gain distributions from underlying funds:
Affiliated issuers	112,619,583
Total net realized gain (loss)		165,535,581
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(45)
Affiliated issuers	(62,737,841)
Futures contracts	193,209
Total change in net unrealized appreciation (depreciation)		(62,544,677)
Net gain (loss)		102,990,904
Net increase (decrease) in net assets resulting from operations		$151,719,678
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,728,774	$43,736,155
Net realized gain (loss)	165,535,581	30,681,921
Change in net unrealized appreciation (depreciation)	(62,544,677)	356,735,064
Net increase (decrease) in net assets resulting from operations	151,719,678	431,153,140
Distributions to shareholders	(92,465,497)	(43,222,361)

Share transactions - net increase (decrease)	(221,285,677)	(80,019,404)
Total increase (decrease) in net assets	(162,031,496)	307,911,375

Net Assets
Beginning of period	2,923,157,580	2,615,246,205
End of period	$2,761,126,084	$2,923,157,580

Financial Highlights
Fidelity Advisor Freedom® 2035 Fund Class A

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.53	$12.62	$14.90	$16.02	$11.46
Income from Investment Operations
Net investment income (loss) A,B	.23	.20	.24	.30	.10
Net realized and unrealized gain (loss)	.51	1.91	(1.35)	.07	5.39
Total from investment operations	.74	2.11	(1.11)	.37	5.49
Distributions from net investment income	(.23)	(.20)	(.24)	(.30) C	(.12)
Distributions from net realized gain	(.24)	(.01)	(.93)	(1.20) C	(.81)
Total distributions	(.47)	(.20) D	(1.17)	(1.49) D	(.93)
Net asset value, end of period	$14.80	$14.53	$12.62	$14.90	$16.02
Total Return E,F	5.14%	16.84%	(7.18)%	1.95%	49.73%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.94%	.95%	.95%	.96%	.97%
Expenses net of fee waivers, if any	.94%	.95%	.95%	.96%	.97%
Expenses net of all reductions	.94%	.95%	.95%	.96%	.97%
Net investment income (loss)	1.54%	1.51%	1.90%	1.87%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$949,313	$1,013,340	$929,561	$1,068,426	$1,122,730
Portfolio turnover rate I	22 % J	18%	22%	27%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2035 Fund Class M

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.26	$12.40	$14.67	$15.80	$11.33
Income from Investment Operations
Net investment income (loss) A,B	.19	.16	.20	.26	.06
Net realized and unrealized gain (loss)	.50	1.88	(1.32)	.08	5.31
Total from investment operations	.69	2.04	(1.12)	.34	5.37
Distributions from net investment income	(.21)	(.17)	(.22)	(.27) C	(.09)
Distributions from net realized gain	(.24)	(.01)	(.93)	(1.20) C	(.81)
Total distributions	(.44) D	(.18)	(1.15)	(1.47)	(.90)
Net asset value, end of period	$14.51	$14.26	$12.40	$14.67	$15.80
Total Return E,F	4.91%	16.52%	(7.40)%	1.73%	49.26%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.19%	1.20%	1.20%	1.21%	1.22%
Expenses net of fee waivers, if any	1.19%	1.20%	1.20%	1.21%	1.22%
Expenses net of all reductions	1.19%	1.20%	1.20%	1.21%	1.22%
Net investment income (loss)	1.29%	1.26%	1.65%	1.62%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$380,036	$400,376	$371,257	$408,691	$425,013
Portfolio turnover rate I	22 % J	18%	22%	27%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2035 Fund Class C

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.76	$12.00	$14.26	$15.42	$11.09
Income from Investment Operations
Net investment income (loss) A,B	.11	.09	.14	.17	(.01)
Net realized and unrealized gain (loss)	.49	1.81	(1.29)	.07	5.20
Total from investment operations	.60	1.90	(1.15)	.24	5.19
Distributions from net investment income	(.16)	(.14)	(.18)	(.21) C	(.05)
Distributions from net realized gain	(.24)	(.01)	(.93)	(1.20) C	(.81)
Total distributions	(.39) D	(.14) D	(1.11)	(1.40) D	(.86)
Net asset value, end of period	$13.97	$13.76	$12.00	$14.26	$15.42
Total Return E,F	4.43%	15.90%	(7.86)%	1.18%	48.61%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.69%	1.70%	1.70%	1.71%	1.72%
Expenses net of fee waivers, if any	1.69%	1.70%	1.70%	1.71%	1.72%
Expenses net of all reductions	1.69%	1.70%	1.70%	1.71%	1.72%
Net investment income (loss)	.79%	.76%	1.15%	1.12%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$41,005	$43,375	$39,813	$45,937	$53,192
Portfolio turnover rate I	22 % J	18%	22%	27%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2035 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.68	$12.74	$15.04	$16.14	$11.53
Income from Investment Operations
Net investment income (loss) A,B	.31	.27	.30	.38	.17
Net realized and unrealized gain (loss)	.52	1.93	(1.36)	.08	5.43
Total from investment operations	.83	2.20	(1.06)	.46	5.60
Distributions from net investment income	(.32)	(.26)	(.29)	(.37) C	(.17)
Distributions from net realized gain	(.24)	(.01)	(.95)	(1.20) C	(.81)
Total distributions	(.56)	(.26) D	(1.24)	(1.56) D	(.99) D
Net asset value, end of period	$14.95	$14.68	$12.74	$15.04	$16.14
Total Return E	5.73%	17.40%	(6.73)%	2.48%	50.43%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.40%	.41%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.40%	.41%	.47%	.48%	.48%
Expenses net of all reductions	.40%	.41%	.47%	.48%	.48%
Net investment income (loss)	2.08%	2.04%	2.38%	2.35%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$603,920	$366,977	$244,148	$222,126	$150,227
Portfolio turnover rate H	22 % I	18%	22%	27%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2035 Fund Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.74	$12.78	$15.07	$16.17	$11.56
Income from Investment Operations
Net investment income (loss) A,B	.27	.23	.27	.34	.13
Net realized and unrealized gain (loss)	.52	1.94	(1.36)	.09	5.44
Total from investment operations	.79	2.17	(1.09)	.43	5.57
Distributions from net investment income	(.05)	(.21)	(.26)	(.33) C	(.14)
Distributions from net realized gain	(.24)	(.01)	(.94)	(1.20) C	(.81)
Total distributions	(.29)	(.21) D	(1.20)	(1.53)	(.96) D
Net asset value, end of period	$15.24	$14.74	$12.78	$15.07	$16.17
Total Return E	5.41%	17.08%	(6.94)%	2.25%	49.99%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.68% H	.70%	.70%	.71%	.72%
Expenses net of fee waivers, if any	.68 % H	.70%	.70%	.71%	.72%
Expenses net of all reductions	.68% H	.70%	.70%	.71%	.72%
Net investment income (loss)	1.80%	1.76%	2.15%	2.12%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$103,908	$691,039	$901,367	$1,109,011	$1,169,461
Portfolio turnover rate I	22 % J	18%	22%	27%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2035 Fund Class Z

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.53	$12.63	$14.93	$16.04	$11.47
Income from Investment Operations
Net investment income (loss) A,B	.28	.24	.28	.36	.15
Net realized and unrealized gain (loss)	.51	1.92	(1.35)	.08	5.39
Total from investment operations	.79	2.16	(1.07)	.44	5.54
Distributions from net investment income	(.30)	(.25)	(.28)	(.35) C	(.16)
Distributions from net realized gain	(.24)	(.01)	(.95)	(1.20) C	(.81)
Total distributions	(.54)	(.26)	(1.23)	(1.55)	(.97)
Net asset value, end of period	$14.78	$14.53	$12.63	$14.93	$16.04
Total Return D	5.50%	17.21%	(6.87)%	2.35%	50.19%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.60% G	.60%	.61%	.61%	.62%
Expenses net of fee waivers, if any	.60 % G	.60%	.61%	.61%	.62%
Expenses net of all reductions	.60% G	.60%	.61%	.61%	.62%
Net investment income (loss)	1.88%	1.85%	2.25%	2.22%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$682,944	$408,050	$129,100	$97,458	$53,381
Portfolio turnover rate H	22 % I	18%	22%	27%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2040 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 14.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	130,642	1,299,885
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	160,680	1,245,273
Fidelity Series Emerging Markets Debt Fund (b)	1,662,511	13,250,209
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	451,099	4,028,313
Fidelity Series Floating Rate High Income Fund (b)	281,202	2,485,821
Fidelity Series High Income Fund (b)	1,642,433	14,042,801
Fidelity Series International Credit Fund (b)	149,397	1,253,436
Fidelity Series International Developed Markets Bond Index Fund (b)	6,656,043	57,308,532
Fidelity Series Investment Grade Bond Fund (b)	13,273,368	133,662,819
Fidelity Series Long-Term Treasury Bond Index Fund (b)	25,029,134	138,160,819
Fidelity Series Real Estate Income Fund (b)	256,152	2,556,392
TOTAL BOND FUNDS (Cost $412,995,455)		369,294,300

Domestic Equity Funds - 48.7%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	12,908,944	188,341,489
Fidelity Advisor Series Growth Opportunities Fund (b)	8,943,692	131,740,577
Fidelity Advisor Series Small Cap Fund (b)	65,573	643,925
Fidelity Series All-Sector Equity Fund (b)	7,291,870	84,294,013
Fidelity Series Commodity Strategy Fund (b)	55,777	5,232,978
Fidelity Series Intrinsic Opportunities Fund (b)	3,081,681	31,802,951
Fidelity Series Large Cap Stock Fund (b)	11,345,655	254,596,495
Fidelity Series Large Cap Value Index Fund (b)	1,520,841	25,276,381
Fidelity Series Opportunistic Insights Fund (b)	7,056,980	161,957,683
Fidelity Series Small Cap Core Fund (b)	649,447	7,033,516
Fidelity Series Small Cap Discovery Fund (b)	2,275,241	23,321,224
Fidelity Series Small Cap Opportunities Fund (b)	3,417,234	45,551,728
Fidelity Series Stock Selector Large Cap Value Fund (b)	10,966,518	149,254,312
Fidelity Series Value Discovery Fund (b)	9,702,267	152,228,570
TOTAL DOMESTIC EQUITY FUNDS (Cost $906,444,359)		1,261,275,842

International Equity Funds - 36.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	4,246,953	67,866,304
Fidelity Series Emerging Markets Fund (b)	6,476,204	59,127,741
Fidelity Series Emerging Markets Opportunities Fund (b)	12,396,720	236,653,377
Fidelity Series International Growth Fund (b)	9,917,922	176,737,363
Fidelity Series International Small Cap Fund (b)	2,185,473	36,475,548
Fidelity Series International Value Fund (b)	14,069,783	191,208,356
Fidelity Series Overseas Fund (b)	12,456,440	178,500,791
Fidelity Series Select International Small Cap Fund (b)	40,751	472,707
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $678,733,580)		947,042,187

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (d)	4.25	200,000	199,788
US Treasury Bills 0% 4/17/2025 (d)	4.24	60,000	59,885
US Treasury Bills 0% 4/24/2025 (d)	4.26	3,000,000	2,991,884
US Treasury Bills 0% 4/3/2025 (d)	4.26	560,000	559,868
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	2,930,000	2,919,666
US Treasury Bills 0% 5/8/2025 (d)	4.26	90,000	89,608
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,820,851)			6,820,699

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $11,143,785)	4.32	11,141,557	11,143,785

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $2,016,138,030)	2,595,576,813
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(4,646,143)
NET ASSETS - 100.0%	2,590,930,670

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	219	Jun 2025	26,458,485	(924,534)	(924,534)
ICE MSCI Emerging Markets Index Contracts (United States)	391	Jun 2025	21,716,140	(716,445)	(716,445)

TOTAL EQUITY CONTRACTS					(1,640,979)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	733	Jun 2025	81,523,344	1,745,229	1,745,229
CBOT Long Term US Treasury Bond Contracts (United States)	202	Jun 2025	23,690,813	570,518	570,518

TOTAL INTEREST RATE CONTRACTS					2,315,747

TOTAL PURCHASED					674,768

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	116	Jun 2025	32,788,850	254,980	254,980

TOTAL FUTURES CONTRACTS					929,748
The notional amount of futures purchased as a percentage of Net Assets is 5.8%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,425,793.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,981,758	73,603,649	65,441,587	205,142	(35)	-	11,143,785	11,141,557	0.0%
Total	2,981,758	73,603,649	65,441,587	205,142	(35)	-	11,143,785

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	197,985,688	75,463,272	48,706,112	44,291,203	6,146,475	(42,547,834)	188,341,489	12,908,944
Fidelity Advisor Series Growth Opportunities Fund	139,587,535	37,226,583	45,783,074	11,593,306	6,035,207	(5,325,674)	131,740,577	8,943,692
Fidelity Advisor Series Small Cap Fund	68,332,538	11,559,491	73,348,609	10,296,519	10,571,295	(16,470,790)	643,925	65,573
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,297,875	19,141,553	19,252,235	356,131	64,038	48,654	1,299,885	130,642
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,342,492	74,671	197,070	43,336	(40,660)	65,840	1,245,273	160,680
Fidelity Series All-Sector Equity Fund	65,652,581	36,100,009	14,171,663	7,331,324	717,555	(4,004,469)	84,294,013	7,291,870
Fidelity Series Canada Fund	73,060,672	6,941,982	15,253,649	2,094,554	1,816,104	1,301,195	67,866,304	4,246,953
Fidelity Series Commodity Strategy Fund	18,249,080	5,889,487	18,459,530	645,038	(9,836,522)	9,390,463	5,232,978	55,777
Fidelity Series Emerging Markets Debt Fund	13,940,682	1,205,161	2,089,584	775,132	(145,124)	339,074	13,250,209	1,662,511
Fidelity Series Emerging Markets Debt Local Currency Fund	4,438,774	267,240	659,733	180,724	(53,112)	35,144	4,028,313	451,099
Fidelity Series Emerging Markets Fund	69,600,835	4,564,240	17,924,092	1,643,194	(382,957)	3,269,715	59,127,741	6,476,204
Fidelity Series Emerging Markets Opportunities Fund	279,488,978	15,022,400	76,547,139	4,923,326	1,765,549	16,923,589	236,653,377	12,396,720
Fidelity Series Floating Rate High Income Fund	2,644,876	290,910	390,523	229,111	(7,329)	(52,113)	2,485,821	281,202
Fidelity Series Government Money Market Fund	52,162	2,934,662	2,986,824	29,017	-	-	-	-
Fidelity Series High Income Fund	14,240,366	2,163,279	2,499,073	946,966	(16,018)	154,247	14,042,801	1,642,433
Fidelity Series International Credit Fund	1,187,875	58,126	26,550	58,128	1,887	32,098	1,253,436	149,397
Fidelity Series International Developed Markets Bond Index Fund	24,018,895	39,848,126	5,306,477	1,454,863	(766)	(1,251,246)	57,308,532	6,656,043
Fidelity Series International Growth Fund	206,354,673	19,203,776	41,181,979	7,408,206	4,478,138	(12,117,245)	176,737,363	9,917,922
Fidelity Series International Small Cap Fund	40,801,831	5,397,354	8,144,414	3,411,575	1,573,233	(3,152,456)	36,475,548	2,185,473
Fidelity Series International Value Fund	207,338,494	16,169,931	47,696,070	8,117,692	7,910,306	7,485,695	191,208,356	14,069,783
Fidelity Series Intrinsic Opportunities Fund	-	36,875,934	3,279,880	11	(233,377)	(1,559,726)	31,802,951	3,081,681
Fidelity Series Investment Grade Bond Fund	104,892,699	51,299,336	23,970,780	5,081,512	(571,360)	2,012,924	133,662,819	13,273,368
Fidelity Series Large Cap Stock Fund	265,714,924	39,555,401	58,571,246	20,734,820	10,466,136	(2,568,720)	254,596,495	11,345,655
Fidelity Series Large Cap Value Index Fund	26,253,188	4,157,336	6,266,296	804,212	870,813	261,340	25,276,381	1,520,841
Fidelity Series Long-Term Treasury Bond Index Fund	145,516,032	33,769,006	39,038,793	4,626,122	(10,931,344)	8,845,918	138,160,819	25,029,134
Fidelity Series Opportunistic Insights Fund	156,960,134	43,091,600	42,085,640	11,962,407	4,005,725	(14,136)	161,957,683	7,056,980
Fidelity Series Overseas Fund	206,905,454	14,035,559	46,163,638	3,993,215	7,873,111	(4,149,695)	178,500,791	12,456,440
Fidelity Series Real Estate Income Fund	2,649,574	215,382	390,905	153,581	11,863	70,478	2,556,392	256,152
Fidelity Series Select International Small Cap Fund	-	472,707	-	-	-	-	472,707	40,751
Fidelity Series Short-Term Credit Fund	92,915	292	92,641	292	1,853	(2,419)	-	-
Fidelity Series Small Cap Core Fund	7,972,210	2,396,816	2,658,440	106,234	174,367	(851,437)	7,033,516	649,447
Fidelity Series Small Cap Discovery Fund	-	25,915,563	693,390	10	(36,849)	(1,864,100)	23,321,224	2,275,241
Fidelity Series Small Cap Opportunities Fund	86,559,139	12,867,577	46,726,231	7,049,896	9,009,009	(16,157,766)	45,551,728	3,417,234
Fidelity Series Stock Selector Large Cap Value Fund	154,752,924	36,941,656	39,462,412	17,543,780	4,271,702	(7,249,558)	149,254,312	10,966,518
Fidelity Series Value Discovery Fund	158,469,732	35,474,140	41,242,731	7,595,905	2,344,535	(2,817,106)	152,228,570	9,702,267
	2,746,355,827	636,590,558	791,267,423	185,481,342	57,853,483	(71,920,116)	2,577,612,329

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	369,294,300	369,294,300	-	-

Domestic Equity Funds	1,261,275,842	1,261,275,842	-	-

International Equity Funds	947,042,187	947,042,187	-	-

U.S. Treasury Obligations	6,820,699	-	6,820,699	-

Money Market Funds	11,143,785	11,143,785	-	-
Total Investments in Securities:	2,595,576,813	2,588,756,114	6,820,699	-
Derivative Instruments:

Assets
Futures Contracts	2,570,727	2,570,727	-	-
Total Assets	2,570,727	2,570,727	-	-

Liabilities
Futures Contracts	(1,640,979)	(1,640,979)	-	-
Total Liabilities	(1,640,979)	(1,640,979)	-	-
Total Derivative Instruments:	929,748	929,748	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	254,980	(1,640,979)
Total Equity Risk	254,980	(1,640,979)
Interest Rate Risk
Futures Contracts (a)	2,315,747	0
Total Interest Rate Risk	2,315,747	0
Total Value of Derivatives	2,570,727	(1,640,979)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2040 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $6,820,851)	$6,820,699
Fidelity Central Funds (cost $11,143,785)	11,143,785
Other affiliated issuers (cost $1,998,173,394)	2,577,612,329

Total Investment in Securities (cost $2,016,138,030)		$2,595,576,813
Receivable for investments sold		31,386,784
Receivable for fund shares sold		1,210,679
Distributions receivable from Fidelity Central Funds		38,799
Other receivables		59
Total assets		2,628,213,134
Liabilities
Payable for investments purchased	$31,117,517
Payable for fund shares redeemed	3,753,359
Accrued management fee	1,413,273
Distribution and service plan fees payable	381,141
Payable for daily variation margin on futures contracts	617,091
Other payables and accrued expenses	83
Total liabilities		37,282,464
Net Assets		$2,590,930,670
Net Assets consist of:
Paid in capital		$1,900,188,104
Total accumulated earnings (loss)		690,742,566
Net Assets		$2,590,930,670

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($922,709,907 ÷ 55,282,271 shares)(a)		$16.69
Maximum offering price per share (100/94.25 of $16.69)		$17.71
Class M :
Net Asset Value and redemption price per share ($366,757,363 ÷ 22,247,419 shares)(a)		$16.49
Maximum offering price per share (100/96.50 of $16.49)		$17.09
Class C :
Net Asset Value and offering price per share ($35,226,336 ÷ 2,223,983 shares)(a)		$15.84
Class K6 :
Net Asset Value, offering price and redemption price per share ($550,982,052 ÷ 32,698,324 shares)		$16.85
Class I :
Net Asset Value, offering price and redemption price per share ($110,910,457 ÷ 6,462,841 shares)		$17.16
Class Z :
Net Asset Value, offering price and redemption price per share ($604,344,555 ÷ 36,282,666 shares)		$16.66
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$57,637,830
Interest		266,678
Income from Fidelity Central Funds		205,142
Total income		58,109,650
Expenses
Management fee	$17,931,785
Distribution and service plan fees	4,690,338
Independent trustees' fees and expenses	7,057
Miscellaneous	45
Total expenses before reductions	22,629,225
Expense reductions	(55)
Total expenses after reductions		22,629,170
Net Investment income (loss)		35,480,480
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	21,340,927
Fidelity Central Funds	(35)
Other affiliated issuers	36,512,556
Futures contracts	(2,783,770)
Capital gain distributions from underlying funds:
Affiliated issuers	127,843,512
Total net realized gain (loss)		182,913,190
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(42)
Affiliated issuers	(71,920,116)
Futures contracts	321,818
Total change in net unrealized appreciation (depreciation)		(71,598,340)
Net gain (loss)		111,314,850
Net increase (decrease) in net assets resulting from operations		$146,795,330
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,480,480	$31,572,926
Net realized gain (loss)	182,913,190	20,571,382
Change in net unrealized appreciation (depreciation)	(71,598,340)	415,698,200
Net increase (decrease) in net assets resulting from operations	146,795,330	467,842,508
Distributions to shareholders	(70,479,351)	(31,916,082)

Share transactions - net increase (decrease)	(236,730,334)	(52,849,184)
Total increase (decrease) in net assets	(160,414,355)	383,077,242

Net Assets
Beginning of period	2,751,345,025	2,368,267,783
End of period	$2,590,930,670	$2,751,345,025

Financial Highlights
Fidelity Advisor Freedom® 2040 Fund Class A

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.26	$13.72	$16.37	$17.54	$12.08
Income from Investment Operations
Net investment income (loss) A,B	.20	.17	.23	.32	.09
Net realized and unrealized gain (loss)	.66	2.55	(1.48)	.23	6.34
Total from investment operations	.86	2.72	(1.25)	.55	6.43
Distributions from net investment income	(.22)	(.17)	(.23)	(.34)	(.11)
Distributions from net realized gain	(.22)	(.01)	(1.17)	(1.38)	(.85)
Total distributions	(.43) C	(.18)	(1.40)	(1.72)	(.97) C
Net asset value, end of period	$16.69	$16.26	$13.72	$16.37	$17.54
Total Return D,E	5.34%	19.88%	(7.31)%	2.74%	55.32%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.98%	.99%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	.98%	.99%	1.00%	1.00%	1.00%
Expenses net of all reductions	.98%	.99%	1.00%	1.00%	1.00%
Net investment income (loss)	1.16%	1.15%	1.72%	1.82%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$922,710	$969,710	$850,228	$963,236	$1,000,757
Portfolio turnover rate H	24 % I	18%	22%	26%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2040 Fund Class M

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.08	$13.58	$16.22	$17.40	$12.00
Income from Investment Operations
Net investment income (loss) A,B	.15	.13	.20	.27	.05
Net realized and unrealized gain (loss)	.67	2.52	(1.48)	.23	6.29
Total from investment operations	.82	2.65	(1.28)	.50	6.34
Distributions from net investment income	(.19)	(.14)	(.21)	(.30)	(.09)
Distributions from net realized gain	(.22)	(.01)	(1.16)	(1.38)	(.85)
Total distributions	(.41)	(.15)	(1.36) C	(1.68)	(.94)
Net asset value, end of period	$16.49	$16.08	$13.58	$16.22	$17.40
Total Return D,E	5.10%	19.58%	(7.55)%	2.50%	54.96%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.23%	1.24%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.23%	1.24%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.23%	1.24%	1.25%	1.25%	1.25%
Net investment income (loss)	.91%	.90%	1.47%	1.57%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$366,757	$380,249	$343,213	$386,534	$402,667
Portfolio turnover rate H	24 % I	18%	22%	26%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2040 Fund Class C

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.48	$13.10	$15.71	$16.91	$11.71
Income from Investment Operations
Net investment income (loss) A,B	.07	.06	.12	.18	(.02)
Net realized and unrealized gain (loss)	.63	2.42	(1.42)	.22	6.11
Total from investment operations	.70	2.48	(1.30)	.40	6.09
Distributions from net investment income	(.13)	(.10)	(.16)	(.22)	(.04)
Distributions from net realized gain	(.22)	(.01)	(1.15)	(1.38)	(.85)
Total distributions	(.34) C	(.10) C	(1.31)	(1.60)	(.89)
Net asset value, end of period	$15.84	$15.48	$13.10	$15.71	$16.91
Total Return D,E	4.58%	18.99%	(7.98)%	1.98%	54.12%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.73%	1.74%	1.75%	1.75%	1.75%
Expenses net of fee waivers, if any	1.73%	1.74%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.73%	1.74%	1.75%	1.75%	1.75%
Net investment income (loss)	.41%	.40%	.97%	1.07%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$35,226	$39,480	$36,592	$42,441	$56,710
Portfolio turnover rate H	24 % I	18%	22%	26%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2040 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.41	$13.82	$16.50	$17.64	$12.13
Income from Investment Operations
Net investment income (loss) A,B	.29	.25	.30	.41	.17
Net realized and unrealized gain (loss)	.67	2.58	(1.50)	.24	6.38
Total from investment operations	.96	2.83	(1.20)	.65	6.55
Distributions from net investment income	(.30)	(.24)	(.28)	(.41)	(.18)
Distributions from net realized gain	(.22)	(.01)	(1.19)	(1.38)	(.85)
Total distributions	(.52)	(.24) C	(1.48) C	(1.79)	(1.04) C
Net asset value, end of period	$16.85	$16.41	$13.82	$16.50	$17.64
Total Return D	5.88%	20.62%	(6.90)%	3.31%	56.14%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.44%	.44%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.44%	.44%	.49%	.49%	.49%
Expenses net of all reductions	.44%	.44%	.49%	.49%	.49%
Net investment income (loss)	1.70%	1.70%	2.22%	2.32%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$550,982	$349,244	$227,592	$200,666	$140,291
Portfolio turnover rate G	24 % H	18%	22%	26%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2040 Fund Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.48	$13.87	$16.54	$17.69	$12.17
Income from Investment Operations
Net investment income (loss) A,B	.24	.21	.27	.37	.13
Net realized and unrealized gain (loss)	.68	2.59	(1.51)	.23	6.39
Total from investment operations	.92	2.80	(1.24)	.60	6.52
Distributions from net investment income	(.02)	(.18)	(.25)	(.37)	(.14)
Distributions from net realized gain	(.22)	(.01)	(1.18)	(1.38)	(.85)
Total distributions	(.24)	(.19)	(1.43)	(1.75)	(1.00) C
Net asset value, end of period	$17.16	$16.48	$13.87	$16.54	$17.69
Total Return D	5.60%	20.25%	(7.15)%	3.03%	55.69%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.72% G	.74%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.72 % G	.74%	.75%	.75%	.75%
Expenses net of all reductions	.72% G	.74%	.75%	.75%	.75%
Net investment income (loss)	1.42%	1.40%	1.97%	2.07%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$110,910	$656,311	$801,257	$1,000,722	$1,045,866
Portfolio turnover rate H	24 % I	18%	22%	26%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2040 Fund Class Z

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.24	$13.70	$16.38	$17.54	$12.08
Income from Investment Operations
Net investment income (loss) A,B	.25	.22	.28	.38	.15
Net realized and unrealized gain (loss)	.67	2.56	(1.50)	.24	6.33
Total from investment operations	.92	2.78	(1.22)	.62	6.48
Distributions from net investment income	(.28)	(.23)	(.27)	(.40)	(.17)
Distributions from net realized gain	(.22)	(.01)	(1.19)	(1.38)	(.85)
Total distributions	(.50)	(.24)	(1.46)	(1.78)	(1.02)
Net asset value, end of period	$16.66	$16.24	$13.70	$16.38	$17.54
Total Return C	5.71%	20.40%	(7.05)%	3.14%	55.80%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.63%	.64%	.64%	.64%	.64%
Expenses net of fee waivers, if any	.63%	.64%	.64%	.64%	.64%
Expenses net of all reductions	.63%	.64%	.64%	.64%	.64%
Net investment income (loss)	1.51%	1.50%	2.07%	2.17%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$604,345	$356,351	$109,386	$80,498	$43,822
Portfolio turnover rate F	24 % G	18%	22%	26%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2045 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 6.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	119,297	924,553
Fidelity Series Emerging Markets Debt Fund (b)	1,231,633	9,816,116
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	329,702	2,944,240
Fidelity Series Floating Rate High Income Fund (b)	207,801	1,836,956
Fidelity Series High Income Fund (b)	1,220,844	10,438,218
Fidelity Series International Credit Fund (b)	89,434	750,350
Fidelity Series International Developed Markets Bond Index Fund (b)	2,008,831	17,296,034
Fidelity Series Investment Grade Bond Fund (b)	44,185	444,938
Fidelity Series Long-Term Treasury Bond Index Fund (b)	15,243,596	84,144,650
Fidelity Series Real Estate Income Fund (b)	189,538	1,891,593
TOTAL BOND FUNDS (Cost $153,876,386)		130,487,648

Domestic Equity Funds - 53.3%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	10,505,489	153,275,092
Fidelity Advisor Series Growth Opportunities Fund (b)	7,278,124	107,206,769
Fidelity Advisor Series Small Cap Fund (b)	26,416	259,405
Fidelity Series All-Sector Equity Fund (b)	5,933,192	68,587,701
Fidelity Series Commodity Strategy Fund (b)	41,460	3,889,786
Fidelity Series Intrinsic Opportunities Fund (b)	2,508,216	25,884,792
Fidelity Series Large Cap Stock Fund (b)	9,233,469	207,199,040
Fidelity Series Large Cap Value Index Fund (b)	1,237,815	20,572,484
Fidelity Series Opportunistic Insights Fund (b)	5,742,932	131,800,291
Fidelity Series Small Cap Core Fund (b)	524,782	5,683,389
Fidelity Series Small Cap Discovery Fund (b)	1,850,377	18,966,362
Fidelity Series Small Cap Opportunities Fund (b)	2,781,367	37,075,620
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,924,217	121,458,595
Fidelity Series Value Discovery Fund (b)	7,896,698	123,899,197
TOTAL DOMESTIC EQUITY FUNDS (Cost $776,253,184)		1,025,758,523

International Equity Funds - 39.4%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	3,448,435	55,105,984
Fidelity Series Emerging Markets Fund (b)	5,162,554	47,134,118
Fidelity Series Emerging Markets Opportunities Fund (b)	9,882,146	188,650,175
Fidelity Series International Growth Fund (b)	8,062,633	143,676,121
Fidelity Series International Small Cap Fund (b)	1,523,456	25,426,480
Fidelity Series International Value Fund (b)	11,254,609	152,950,132
Fidelity Series Overseas Fund (b)	10,122,271	145,052,138
Fidelity Series Select International Small Cap Fund (b)	30,244	350,825
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $570,323,195)		758,345,973

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (d)	4.25	100,000	99,894
US Treasury Bills 0% 4/17/2025 (d)	4.24	30,000	29,942
US Treasury Bills 0% 4/24/2025 (d)	4.26	2,030,000	2,024,508
US Treasury Bills 0% 4/3/2025 (d)	4.26	480,000	479,887
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	2,360,000	2,351,676
US Treasury Bills 0% 5/8/2025 (d)	4.26	40,000	39,826
US Treasury Bills 0% 6/26/2025 (d)	4.24	290,000	287,094
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,312,945)			5,312,827

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $8,060,306)	4.32	8,058,695	8,060,306

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,513,826,016)	1,927,965,277
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(3,103,200)
NET ASSETS - 100.0%	1,924,862,077

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	187	Jun 2025	22,592,405	(790,862)	(790,862)
ICE MSCI Emerging Markets Index Contracts (United States)	309	Jun 2025	17,161,860	(565,484)	(565,484)

TOTAL EQUITY CONTRACTS					(1,356,346)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	269	Jun 2025	29,917,844	640,473	640,473
CBOT Long Term US Treasury Bond Contracts (United States)	399	Jun 2025	46,795,219	1,127,275	1,127,275

TOTAL INTEREST RATE CONTRACTS					1,767,748

TOTAL PURCHASED					411,402

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	84	Jun 2025	23,743,650	182,945	182,945

TOTAL FUTURES CONTRACTS					594,347
The notional amount of futures purchased as a percentage of Net Assets is 6.1%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,312,827.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,064,823	59,413,811	53,418,295	165,926	(33)	-	8,060,306	8,058,695	0.0%
Total	2,064,823	59,413,811	53,418,295	165,926	(33)	-	8,060,306

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	155,715,310	63,992,151	36,433,462	35,786,891	3,514,189	(33,513,096)	153,275,092	10,505,489
Fidelity Advisor Series Growth Opportunities Fund	109,748,161	32,220,529	34,829,779	9,339,671	3,961,029	(3,893,171)	107,206,769	7,278,124
Fidelity Advisor Series Small Cap Fund	53,654,620	9,883,504	58,374,026	8,340,362	7,531,946	(12,436,639)	259,405	26,416
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	953,957	13,917,286	14,942,578	237,495	75,356	(4,021)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	990,271	72,051	156,652	32,141	(27,514)	46,397	924,553	119,297
Fidelity Series All-Sector Equity Fund	51,546,174	30,619,172	10,712,341	5,926,592	674,073	(3,539,377)	68,587,701	5,933,192
Fidelity Series Canada Fund	56,691,036	7,777,812	11,763,666	1,692,533	1,012,622	1,388,180	55,105,984	3,448,435
Fidelity Series Commodity Strategy Fund	13,424,469	4,561,243	13,755,413	478,098	(7,465,944)	7,125,431	3,889,786	41,460
Fidelity Series Emerging Markets Debt Fund	10,251,083	1,079,712	1,659,386	572,457	(57,137)	201,844	9,816,116	1,231,633
Fidelity Series Emerging Markets Debt Local Currency Fund	3,263,831	242,250	549,644	132,022	(38,606)	26,409	2,944,240	329,702
Fidelity Series Emerging Markets Fund	53,342,213	4,599,189	12,992,017	1,297,982	(60,116)	2,244,849	47,134,118	5,162,554
Fidelity Series Emerging Markets Opportunities Fund	215,364,605	17,117,150	58,202,533	3,908,204	1,870,487	12,500,466	188,650,175	9,882,146
Fidelity Series Floating Rate High Income Fund	1,942,833	247,619	309,605	168,921	1,797	(45,688)	1,836,956	207,801
Fidelity Series Government Money Market Fund	29,135	1,818,752	1,847,887	20,618	-	-	-	-
Fidelity Series High Income Fund	10,471,045	1,839,989	1,973,789	697,533	(28,846)	129,819	10,438,218	1,220,844
Fidelity Series International Credit Fund	715,661	34,860	20,417	34,861	1,265	18,981	750,350	89,434
Fidelity Series International Developed Markets Bond Index Fund	-	19,009,453	1,131,890	300,873	(7,772)	(573,757)	17,296,034	2,008,831
Fidelity Series International Growth Fund	161,159,363	19,160,438	30,397,672	5,986,121	2,858,120	(9,104,128)	143,676,121	8,062,633
Fidelity Series International Small Cap Fund	30,160,398	3,660,092	7,195,779	2,535,700	819,649	(2,017,880)	25,426,480	1,523,456
Fidelity Series International Value Fund	162,488,728	17,106,424	38,983,823	6,559,836	4,928,721	7,410,082	152,950,132	11,254,609
Fidelity Series Intrinsic Opportunities Fund	-	30,173,868	2,796,541	11,955	(190,589)	(1,301,946)	25,884,792	2,508,216
Fidelity Series Investment Grade Bond Fund	-	3,903,412	3,477,689	10,741	18,324	891	444,938	44,185
Fidelity Series Large Cap Stock Fund	209,162,167	35,146,270	42,933,167	16,572,143	5,310,214	513,556	207,199,040	9,233,469
Fidelity Series Large Cap Value Index Fund	20,577,590	3,816,019	4,694,015	649,773	443,120	429,770	20,572,484	1,237,815
Fidelity Series Long-Term Treasury Bond Index Fund	97,544,507	22,367,561	34,588,718	2,922,353	(12,797,987)	11,619,287	84,144,650	15,243,596
Fidelity Series Opportunistic Insights Fund	123,422,217	36,365,908	30,725,043	9,668,342	2,610,404	126,805	131,800,291	5,742,932
Fidelity Series Overseas Fund	161,586,341	14,029,039	33,501,215	3,226,717	3,797,081	(859,108)	145,052,138	10,122,271
Fidelity Series Real Estate Income Fund	1,948,548	192,076	309,946	113,362	(3,069)	63,984	1,891,593	189,538
Fidelity Series Select International Small Cap Fund	-	350,825	-	-	-	-	350,825	30,244
Fidelity Series Short-Term Credit Fund	109,076	-	108,523	125	2,459	(3,012)	-	-
Fidelity Series Small Cap Core Fund	6,284,337	2,020,522	2,060,226	85,129	130,009	(691,253)	5,683,389	524,782
Fidelity Series Small Cap Discovery Fund	-	20,890,427	366,958	11,341	(28,975)	(1,528,132)	18,966,362	1,850,377
Fidelity Series Small Cap Opportunities Fund	67,952,477	11,508,754	36,600,202	5,591,693	5,162,945	(10,948,354)	37,075,620	2,781,367
Fidelity Series Stock Selector Large Cap Value Fund	121,814,847	32,201,764	29,916,474	14,182,045	2,732,459	(5,374,001)	121,458,595	8,924,217
Fidelity Series Value Discovery Fund	124,608,618	31,308,677	31,527,217	6,140,992	1,846,749	(2,337,630)	123,899,197	7,896,698
	2,026,923,618	493,234,798	589,838,293	143,235,622	28,596,463	(44,324,442)	1,914,592,144

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	130,487,648	130,487,648	-	-

Domestic Equity Funds	1,025,758,523	1,025,758,523	-	-

International Equity Funds	758,345,973	758,345,973	-	-

U.S. Treasury Obligations	5,312,827	-	5,312,827	-

Money Market Funds	8,060,306	8,060,306	-	-
Total Investments in Securities:	1,927,965,277	1,922,652,450	5,312,827	-
Derivative Instruments:

Assets
Futures Contracts	1,950,693	1,950,693	-	-
Total Assets	1,950,693	1,950,693	-	-

Liabilities
Futures Contracts	(1,356,346)	(1,356,346)	-	-
Total Liabilities	(1,356,346)	(1,356,346)	-	-
Total Derivative Instruments:	594,347	594,347	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	182,945	(1,356,346)
Total Equity Risk	182,945	(1,356,346)
Interest Rate Risk
Futures Contracts (a)	1,767,748	0
Total Interest Rate Risk	1,767,748	0
Total Value of Derivatives	1,950,693	(1,356,346)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2045 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,312,945)	$5,312,827
Fidelity Central Funds (cost $8,060,306)	8,060,306
Other affiliated issuers (cost $1,500,452,765)	1,914,592,144

Total Investment in Securities (cost $1,513,826,016)		$1,927,965,277
Receivable for investments sold		24,465,647
Receivable for fund shares sold		1,459,368
Distributions receivable from Fidelity Central Funds		28,415
Other receivables		49
Total assets		1,953,918,756
Liabilities
Payable for investments purchased	$26,114,158
Payable for fund shares redeemed	1,208,894
Accrued management fee	1,042,477
Distribution and service plan fees payable	249,851
Payable for daily variation margin on futures contracts	441,260
Other payables and accrued expenses	39
Total liabilities		29,056,679
Net Assets		$1,924,862,077
Net Assets consist of:
Paid in capital		$1,432,919,715
Total accumulated earnings (loss)		491,942,362
Net Assets		$1,924,862,077

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($593,661,088 ÷ 44,240,163 shares)(a)		$13.42
Maximum offering price per share (100/94.25 of $13.42)		$14.24
Class M :
Net Asset Value and redemption price per share ($242,953,288 ÷ 18,417,558 shares)(a)		$13.19
Maximum offering price per share (100/96.50 of $13.19)		$13.67
Class C :
Net Asset Value and offering price per share ($24,883,322 ÷ 1,943,313 shares)(a)		$12.80
Class K6 :
Net Asset Value, offering price and redemption price per share ($521,844,982 ÷ 38,396,152 shares)		$13.59
Class I :
Net Asset Value, offering price and redemption price per share ($65,962,848 ÷ 4,777,224 shares)		$13.81
Class Z :
Net Asset Value, offering price and redemption price per share ($475,556,549 ÷ 35,695,711 shares)		$13.32
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$40,297,084
Interest		202,129
Income from Fidelity Central Funds		165,926
Total income		40,665,139
Expenses
Management fee	$13,321,722
Distribution and service plan fees	3,085,660
Independent trustees' fees and expenses	5,234
Miscellaneous	56
Total expenses before reductions	16,412,672
Expense reductions	(95)
Total expenses after reductions		16,412,577
Net Investment income (loss)		24,252,562
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	21,668,756
Fidelity Central Funds	(33)
Other affiliated issuers	6,927,707
Futures contracts	(1,982,043)
Capital gain distributions from underlying funds:
Affiliated issuers	102,938,538
Total net realized gain (loss)		129,552,925
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(25)
Affiliated issuers	(44,324,442)
Futures contracts	(4,757)
Total change in net unrealized appreciation (depreciation)		(44,329,224)
Net gain (loss)		85,223,701
Net increase (decrease) in net assets resulting from operations		$109,476,263
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,252,562	$21,916,972
Net realized gain (loss)	129,552,925	7,394,737
Change in net unrealized appreciation (depreciation)	(44,329,224)	329,917,655
Net increase (decrease) in net assets resulting from operations	109,476,263	359,229,364
Distributions to shareholders	(30,667,705)	(27,119,714)

Share transactions - net increase (decrease)	(184,863,849)	2,668,953
Total increase (decrease) in net assets	(106,055,291)	334,778,603

Net Assets
Beginning of period	2,030,917,368	1,696,138,765
End of period	$1,924,862,077	$2,030,917,368

Financial Highlights
Fidelity Advisor Freedom® 2045 Fund Class A

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.92	$10.83	$12.91	$13.79	$9.43
Income from Investment Operations
Net investment income (loss) A,B	.14	.12	.18	.25	.07
Net realized and unrealized gain (loss)	.55	2.13	(1.17)	.18	4.97
Total from investment operations	.69	2.25	(.99)	.43	5.04
Distributions from net investment income	(.15)	(.13)	(.18)	(.27)	(.10)
Distributions from net realized gain	(.04)	(.03)	(.91)	(1.05)	(.59)
Total distributions	(.19)	(.16)	(1.09)	(1.31) C	(.68) C
Net asset value, end of period	$13.42	$12.92	$10.83	$12.91	$13.79
Total Return D,E	5.36%	20.93%	(7.29)%	2.77%	55.40%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.02%	1.07%	1.70%	1.82%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$593,661	$621,916	$530,585	$604,140	$643,283
Portfolio turnover rate H	25 % I	18%	22%	27%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2045 Fund Class M

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.71	$10.66	$12.73	$13.62	$9.34
Income from Investment Operations
Net investment income (loss) A,B	.10	.09	.15	.22	.04
Net realized and unrealized gain (loss)	.55	2.10	(1.15)	.18	4.90
Total from investment operations	.65	2.19	(1.00)	.40	4.94
Distributions from net investment income	(.13)	(.11)	(.16)	(.24)	(.08)
Distributions from net realized gain	(.04)	(.03)	(.90)	(1.05)	(.59)
Total distributions	(.17)	(.14)	(1.07) C	(1.29)	(.66) C
Net asset value, end of period	$13.19	$12.71	$10.66	$12.73	$13.62
Total Return D,E	5.11%	20.67%	(7.56)%	2.54%	54.84%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	.77%	.82%	1.45%	1.57%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$242,953	$256,439	$225,283	$250,719	$258,276
Portfolio turnover rate H	25 % I	18%	22%	27%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2045 Fund Class C

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.36	$10.39	$12.44	$13.36	$9.18
Income from Investment Operations
Net investment income (loss) A,B	.04	.03	.10	.14	(.02)
Net realized and unrealized gain (loss)	.52	2.04	(1.13)	.17	4.83
Total from investment operations	.56	2.07	(1.03)	.31	4.81
Distributions from net investment income	(.08)	(.07)	(.12)	(.19)	(.04)
Distributions from net realized gain	(.04)	(.03)	(.90)	(1.05)	(.59)
Total distributions	(.12)	(.10)	(1.02)	(1.23) C	(.63)
Net asset value, end of period	$12.80	$12.36	$10.39	$12.44	$13.36
Total Return D,E	4.55%	20.04%	(8.00)%	1.96%	54.24%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.75%	1.75%	1.74%	1.75%	1.75%
Expenses net of fee waivers, if any	1.75%	1.75%	1.74%	1.75%	1.75%
Expenses net of all reductions	1.75%	1.75%	1.74%	1.75%	1.75%
Net investment income (loss)	.27%	.32%	.95%	1.07%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$24,883	$26,934	$24,500	$28,993	$33,637
Portfolio turnover rate H	25 % I	18%	22%	27%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2045 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.08	$10.94	$13.02	$13.88	$9.48
Income from Investment Operations
Net investment income (loss) A,B	.21	.19	.24	.32	.14
Net realized and unrealized gain (loss)	.56	2.16	(1.18)	.19	4.99
Total from investment operations	.77	2.35	(.94)	.51	5.13
Distributions from net investment income	(.22)	(.18)	(.23)	(.32)	(.15)
Distributions from net realized gain	(.04)	(.03)	(.91)	(1.05)	(.59)
Total distributions	(.26)	(.21)	(1.14)	(1.37)	(.73) C
Net asset value, end of period	$13.59	$13.08	$10.94	$13.02	$13.88
Total Return D	5.90%	21.68%	(6.86)%	3.32%	56.12%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.45%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45%	.45%	.49%	.49%	.49%
Expenses net of all reductions	.45%	.45%	.49%	.49%	.49%
Net investment income (loss)	1.57%	1.61%	2.21%	2.33%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$521,845	$321,977	$209,539	$171,735	$113,839
Portfolio turnover rate G	25 % H	18%	22%	27%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2045 Fund Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.10	$10.95	$13.04	$13.91	$9.50
Income from Investment Operations
Net investment income (loss) A,B	.17	.15	.21	.29	.10
Net realized and unrealized gain (loss)	.56	2.17	(1.18)	.18	5.02
Total from investment operations	.73	2.32	(.97)	.47	5.12
Distributions from net investment income	-	(.13)	(.20)	(.29)	(.12)
Distributions from net realized gain	(.02)	(.03)	(.92)	(1.05)	(.59)
Total distributions	(.02)	(.17) C	(1.12)	(1.34)	(.71)
Net asset value, end of period	$13.81	$13.10	$10.95	$13.04	$13.91
Total Return D	5.61%	21.32%	(7.09)%	3.02%	55.77%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.74% G	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.74 % G	.75%	.75%	.75%	.75%
Expenses net of all reductions	.74% G	.75%	.75%	.75%	.75%
Net investment income (loss)	1.28%	1.32%	1.95%	2.07%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$65,963	$518,540	$622,744	$752,617	$777,429
Portfolio turnover rate H	25 % I	18%	22%	27%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2045 Fund Class Z

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.84	$10.76	$12.91	$13.79	$9.43
Income from Investment Operations
Net investment income (loss) A,B	.18	.16	.22	.30	.12
Net realized and unrealized gain (loss)	.55	2.13	(1.17)	.18	4.96
Total from investment operations	.73	2.29	(.95)	.48	5.08
Distributions from net investment income	(.21)	(.18)	(.22)	(.31)	(.14)
Distributions from net realized gain	(.04)	(.03)	(.98)	(1.05)	(.59)
Total distributions	(.25)	(.21)	(1.20)	(1.36)	(.72) C
Net asset value, end of period	$13.32	$12.84	$10.76	$12.91	$13.79
Total Return D	5.67%	21.48%	(6.96)%	3.12%	55.85%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65% G	.65% G	.64%	.64%	.64%
Expenses net of fee waivers, if any	.65 % G	.65% G	.64%	.64%	.64%
Expenses net of all reductions	.65% G	.65% G	.64%	.64%	.64%
Net investment income (loss)	1.37%	1.42%	2.06%	2.18%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$475,557	$285,111	$83,488	$65,648	$35,350
Portfolio turnover rate H	25 % I	18%	22%	27%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2050 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 6.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	107,498	833,108
Fidelity Series Emerging Markets Debt Fund (b)	1,108,703	8,836,361
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	296,601	2,648,650
Fidelity Series Floating Rate High Income Fund (b)	187,090	1,653,879
Fidelity Series High Income Fund (b)	1,097,031	9,379,615
Fidelity Series International Credit Fund (b)	69,936	586,765
Fidelity Series International Developed Markets Bond Index Fund (b)	1,816,283	15,638,193
Fidelity Series Investment Grade Bond Fund (b)	40,319	406,014
Fidelity Series Long-Term Treasury Bond Index Fund (b)	13,697,690	75,611,251
Fidelity Series Real Estate Income Fund (b)	170,531	1,701,896
TOTAL BOND FUNDS (Cost $137,954,779)		117,295,732

Domestic Equity Funds - 53.3%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	9,440,033	137,730,082
Fidelity Advisor Series Growth Opportunities Fund (b)	6,539,945	96,333,390
Fidelity Advisor Series Small Cap Fund (b)	23,939	235,082
Fidelity Series All-Sector Equity Fund (b)	5,331,362	61,630,541
Fidelity Series Commodity Strategy Fund (b)	37,256	3,495,332
Fidelity Series Intrinsic Opportunities Fund (b)	2,253,865	23,259,890
Fidelity Series Large Cap Stock Fund (b)	8,297,044	186,185,678
Fidelity Series Large Cap Value Index Fund (b)	1,112,290	18,486,257
Fidelity Series Opportunistic Insights Fund (b)	5,160,478	118,432,960
Fidelity Series Small Cap Core Fund (b)	471,758	5,109,142
Fidelity Series Small Cap Discovery Fund (b)	1,662,815	17,043,856
Fidelity Series Small Cap Opportunities Fund (b)	2,499,320	33,315,933
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,019,097	109,139,916
Fidelity Series Value Discovery Fund (b)	7,095,901	111,334,687
TOTAL DOMESTIC EQUITY FUNDS (Cost $713,128,785)		921,732,746

International Equity Funds - 39.4%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	3,099,017	49,522,293
Fidelity Series Emerging Markets Fund (b)	4,639,037	42,354,409
Fidelity Series Emerging Markets Opportunities Fund (b)	8,880,031	169,519,784
Fidelity Series International Growth Fund (b)	7,246,630	129,134,954
Fidelity Series International Small Cap Fund (b)	1,368,535	22,840,856
Fidelity Series International Value Fund (b)	10,110,354	137,399,708
Fidelity Series Overseas Fund (b)	9,095,812	130,342,985
Fidelity Series Select International Small Cap Fund (b)	27,175	315,229
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $522,104,800)		681,430,218

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (d)	4.25	100,000	99,894
US Treasury Bills 0% 4/17/2025 (d)	4.24	30,000	29,943
US Treasury Bills 0% 4/24/2025 (d)	4.26	1,790,000	1,785,157
US Treasury Bills 0% 4/3/2025 (d)	4.26	430,000	429,899
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	2,110,000	2,102,558
US Treasury Bills 0% 5/8/2025 (d)	4.26	30,000	29,869
US Treasury Bills 0% 6/26/2025 (d)	4.24	280,000	277,194
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,754,619)			4,754,514

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $7,174,342)	4.32	7,172,907	7,174,342

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,385,117,325)	1,732,387,552
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(2,720,079)
NET ASSETS - 100.0%	1,729,667,473

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	168	Jun 2025	20,296,920	(710,841)	(710,841)
ICE MSCI Emerging Markets Index Contracts (United States)	277	Jun 2025	15,384,580	(506,750)	(506,750)

TOTAL EQUITY CONTRACTS					(1,217,591)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	242	Jun 2025	26,914,938	576,187	576,187
CBOT Long Term US Treasury Bond Contracts (United States)	359	Jun 2025	42,103,969	1,013,116	1,013,116

TOTAL INTEREST RATE CONTRACTS					1,589,303

TOTAL PURCHASED					371,712

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	75	Jun 2025	21,199,688	163,484	163,484

TOTAL FUTURES CONTRACTS					535,196
The notional amount of futures purchased as a percentage of Net Assets is 6.1%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,754,514.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,781,482	53,703,820	48,310,931	147,153	(29)	-	7,174,342	7,172,907	0.0%
Total	1,781,482	53,703,820	48,310,931	147,153	(29)	-	7,174,342

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	137,019,056	58,665,183	31,060,165	31,827,392	2,856,104	(29,750,096)	137,730,082	9,440,033
Fidelity Advisor Series Growth Opportunities Fund	96,570,615	29,913,378	30,017,071	8,306,608	3,272,765	(3,406,297)	96,333,390	6,539,945
Fidelity Advisor Series Small Cap Fund	47,215,551	8,982,384	51,557,002	7,434,662	6,374,212	(10,780,063)	235,082	23,939
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	841,574	12,324,106	13,228,343	211,191	66,208	(3,545)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	871,438	72,365	127,383	28,509	(15,804)	32,492	833,108	107,498
Fidelity Series All-Sector Equity Fund	45,360,066	27,811,356	8,913,715	5,280,587	630,818	(3,257,984)	61,630,541	5,331,362
Fidelity Series Canada Fund	49,886,168	7,472,154	9,942,769	1,505,259	909,386	1,197,354	49,522,293	3,099,017
Fidelity Series Commodity Strategy Fund	11,811,964	4,068,723	12,086,001	423,820	(2,339,830)	2,040,476	3,495,332	37,256
Fidelity Series Emerging Markets Debt Fund	9,020,630	1,045,346	1,355,362	508,016	(10,400)	136,147	8,836,361	1,108,703
Fidelity Series Emerging Markets Debt Local Currency Fund	2,872,349	237,818	449,531	117,651	(25,680)	13,694	2,648,650	296,601
Fidelity Series Emerging Markets Fund	46,941,697	4,545,196	11,037,911	1,154,355	128,943	1,776,484	42,354,409	4,639,037
Fidelity Series Emerging Markets Opportunities Fund	189,506,134	16,912,193	49,496,643	3,475,783	1,046,212	11,551,888	169,519,784	8,880,031
Fidelity Series Floating Rate High Income Fund	1,709,852	235,624	252,446	149,822	3,445	(42,596)	1,653,879	187,090
Fidelity Series Government Money Market Fund	25,639	1,624,815	1,650,454	18,921	-	-	-	-
Fidelity Series High Income Fund	9,214,584	1,718,576	1,640,249	618,827	(13,823)	100,527	9,379,615	1,097,031
Fidelity Series International Credit Fund	562,433	27,282	18,795	27,314	1,145	14,700	586,765	69,936
Fidelity Series International Developed Markets Bond Index Fund	-	17,093,022	935,446	268,974	(5,452)	(513,931)	15,638,193	1,816,283
Fidelity Series International Growth Fund	141,808,207	18,467,925	25,499,585	5,323,783	2,633,972	(8,275,565)	129,134,954	7,246,630
Fidelity Series International Small Cap Fund	26,547,808	3,476,430	6,104,065	2,253,721	665,173	(1,744,490)	22,840,856	1,368,535
Fidelity Series International Value Fund	142,974,739	16,468,889	32,972,094	5,834,456	3,985,465	6,942,709	137,399,708	10,110,354
Fidelity Series Intrinsic Opportunities Fund	-	26,998,814	2,400,968	11,032	(169,265)	(1,168,691)	23,259,890	2,253,865
Fidelity Series Investment Grade Bond Fund	-	3,432,265	3,043,054	9,473	15,995	808	406,014	40,319
Fidelity Series Large Cap Stock Fund	184,043,287	33,143,902	36,048,698	14,650,456	4,830,366	216,821	186,185,678	8,297,044
Fidelity Series Large Cap Value Index Fund	18,107,751	3,560,052	3,947,036	578,357	404,129	361,361	18,486,257	1,112,290
Fidelity Series Long-Term Treasury Bond Index Fund	85,828,804	20,755,423	29,914,082	2,589,887	(10,568,750)	9,509,856	75,611,251	13,697,690
Fidelity Series Opportunistic Insights Fund	108,603,808	33,755,075	26,186,512	8,603,927	2,502,759	(242,170)	118,432,960	5,160,478
Fidelity Series Overseas Fund	142,183,395	13,666,911	28,044,495	2,869,699	2,968,542	(431,368)	130,342,985	9,095,812
Fidelity Series Real Estate Income Fund	1,714,754	186,459	252,780	100,642	(1,593)	55,056	1,701,896	170,531
Fidelity Series Select International Small Cap Fund	-	315,229	-	-	-	-	315,229	27,175
Fidelity Series Short-Term Credit Fund	118,930	-	118,327	137	2,589	(3,192)	-	-
Fidelity Series Small Cap Core Fund	5,514,896	1,861,619	1,762,954	75,317	120,367	(624,786)	5,109,142	471,758
Fidelity Series Small Cap Discovery Fund	-	18,736,574	297,998	10,466	(26,658)	(1,368,062)	17,043,856	1,662,815
Fidelity Series Small Cap Opportunities Fund	59,796,550	10,642,916	31,953,964	4,953,259	4,147,999	(9,317,568)	33,315,933	2,499,320
Fidelity Series Stock Selector Large Cap Value Fund	107,185,901	29,867,138	25,478,629	12,634,576	2,324,268	(4,758,762)	109,139,916	8,019,097
Fidelity Series Value Discovery Fund	109,648,060	29,087,592	26,923,713	5,470,816	1,736,532	(2,213,784)	111,334,687	7,095,901
	1,783,506,640	457,172,734	504,718,240	127,327,695	28,450,139	(43,952,577)	1,720,458,696

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	117,295,732	117,295,732	-	-

Domestic Equity Funds	921,732,746	921,732,746	-	-

International Equity Funds	681,430,218	681,430,218	-	-

U.S. Treasury Obligations	4,754,514	-	4,754,514	-

Money Market Funds	7,174,342	7,174,342	-	-
Total Investments in Securities:	1,732,387,552	1,727,633,038	4,754,514	-
Derivative Instruments:

Assets
Futures Contracts	1,752,787	1,752,787	-	-
Total Assets	1,752,787	1,752,787	-	-

Liabilities
Futures Contracts	(1,217,591)	(1,217,591)	-	-
Total Liabilities	(1,217,591)	(1,217,591)	-	-
Total Derivative Instruments:	535,196	535,196	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	163,484	(1,217,591)
Total Equity Risk	163,484	(1,217,591)
Interest Rate Risk
Futures Contracts (a)	1,589,303	0
Total Interest Rate Risk	1,589,303	0
Total Value of Derivatives	1,752,787	(1,217,591)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2050 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,754,619)	$4,754,514
Fidelity Central Funds (cost $7,174,342)	7,174,342
Other affiliated issuers (cost $1,373,188,364)	1,720,458,696

Total Investment in Securities (cost $1,385,117,325)		$1,732,387,552
Receivable for investments sold		21,906,448
Receivable for fund shares sold		1,898,596
Distributions receivable from Fidelity Central Funds		25,481
Other receivables		43
Total assets		1,756,218,120
Liabilities
Payable for investments purchased	$23,517,017
Payable for fund shares redeemed	1,479,529
Accrued management fee	936,198
Distribution and service plan fees payable	222,318
Payable for daily variation margin on futures contracts	395,564
Other payables and accrued expenses	21
Total liabilities		26,550,647
Net Assets		$1,729,667,473
Net Assets consist of:
Paid in capital		$1,314,915,603
Total accumulated earnings (loss)		414,751,870
Net Assets		$1,729,667,473

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($535,582,795 ÷ 39,755,184 shares)(a)		$13.47
Maximum offering price per share (100/94.25 of $13.47)		$14.29
Class M :
Net Asset Value and redemption price per share ($201,607,052 ÷ 15,153,215 shares)(a)		$13.30
Maximum offering price per share (100/96.50 of $13.30)		$13.78
Class C :
Net Asset Value and offering price per share ($27,805,887 ÷ 2,150,932 shares)(a)		$12.93
Class K6 :
Net Asset Value, offering price and redemption price per share ($461,916,299 ÷ 33,921,384 shares)		$13.62
Class I :
Net Asset Value, offering price and redemption price per share ($66,671,918 ÷ 4,814,627 shares)		$13.85
Class Z :
Net Asset Value, offering price and redemption price per share ($436,083,522 ÷ 32,387,503 shares)		$13.46
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$35,814,144
Interest		179,249
Income from Fidelity Central Funds		147,153
Total income		36,140,546
Expenses
Management fee	$11,812,451
Distribution and service plan fees	2,706,916
Independent trustees' fees and expenses	4,632
Total expenses before reductions	14,523,999
Expense reductions	(93)
Total expenses after reductions		14,523,906
Net Investment income (loss)		21,616,640
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	22,396,977
Fidelity Central Funds	(29)
Other affiliated issuers	6,053,162
Futures contracts	(1,777,654)
Capital gain distributions from underlying funds:
Affiliated issuers	91,513,551
Total net realized gain (loss)		118,186,007
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(21)
Affiliated issuers	(43,952,577)
Futures contracts	7,776
Total change in net unrealized appreciation (depreciation)		(43,944,822)
Net gain (loss)		74,241,185
Net increase (decrease) in net assets resulting from operations		$95,857,825
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,616,640	$19,328,720
Net realized gain (loss)	118,186,007	6,746,030
Change in net unrealized appreciation (depreciation)	(43,944,822)	289,402,574
Net increase (decrease) in net assets resulting from operations	95,857,825	315,477,324
Distributions to shareholders	(26,931,732)	(22,464,331)

Share transactions - net increase (decrease)	(126,281,496)	15,521,404
Total increase (decrease) in net assets	(57,355,403)	308,534,397

Net Assets
Beginning of period	1,787,022,876	1,478,488,479
End of period	$1,729,667,473	$1,787,022,876

Financial Highlights
Fidelity Advisor Freedom® 2050 Fund Class A

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.97	$10.86	$12.92	$13.78	$9.43
Income from Investment Operations
Net investment income (loss) A,B	.14	.12	.18	.25	.07
Net realized and unrealized gain (loss)	.55	2.14	(1.16)	.18	4.96
Total from investment operations	.69	2.26	(.98)	.43	5.03
Distributions from net investment income	(.15)	(.13)	(.18)	(.27)	(.10)
Distributions from net realized gain	(.04)	(.02)	(.90)	(1.02)	(.58)
Total distributions	(.19)	(.15)	(1.08)	(1.29)	(.68)
Net asset value, end of period	$13.47	$12.97	$10.86	$12.92	$13.78
Total Return C,D	5.33%	20.94%	(7.27)%	2.76%	55.26%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.03%	1.07%	1.72%	1.83%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$535,583	$542,389	$461,666	$500,298	$516,427
Portfolio turnover rate G	25 % H	17%	21%	26%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2050 Fund Class M

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.82	$10.74	$12.79	$13.66	$9.36
Income from Investment Operations
Net investment income (loss) A,B	.10	.09	.15	.22	.04
Net realized and unrealized gain (loss)	.55	2.12	(1.15)	.18	4.92
Total from investment operations	.65	2.21	(1.00)	.40	4.96
Distributions from net investment income	(.13)	(.11)	(.16)	(.24)	(.08)
Distributions from net realized gain	(.04)	(.02)	(.89)	(1.02)	(.58)
Total distributions	(.17)	(.13)	(1.05)	(1.27) C	(.66)
Net asset value, end of period	$13.30	$12.82	$10.74	$12.79	$13.66
Total Return D,E	5.04%	20.67%	(7.50)%	2.51%	54.91%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	.78%	.82%	1.47%	1.58%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$201,607	$203,975	$184,687	$201,272	$205,281
Portfolio turnover rate H	25 % I	17%	21%	26%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2050 Fund Class C

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.48	$10.48	$12.52	$13.41	$9.22
Income from Investment Operations
Net investment income (loss) A,B	.04	.04	.10	.15	(.01)
Net realized and unrealized gain (loss)	.53	2.05	(1.13)	.17	4.82
Total from investment operations	.57	2.09	(1.03)	.32	4.81
Distributions from net investment income	(.08)	(.07)	(.12)	(.19)	(.04)
Distributions from net realized gain	(.04)	(.02)	(.89)	(1.02)	(.58)
Total distributions	(.12)	(.09)	(1.01)	(1.21)	(.62)
Net asset value, end of period	$12.93	$12.48	$10.48	$12.52	$13.41
Total Return C,D	4.56%	20.06%	(7.95)%	2.01%	54.09%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	.28%	.32%	.96%	1.08%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$27,806	$29,090	$25,587	$29,875	$33,105
Portfolio turnover rate G	25 % H	17%	21%	26%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2050 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.10	$10.95	$13.03	$13.87	$9.48
Income from Investment Operations
Net investment income (loss) A,B	.22	.19	.24	.33	.14
Net realized and unrealized gain (loss)	.56	2.16	(1.18)	.18	4.98
Total from investment operations	.78	2.35	(.94)	.51	5.12
Distributions from net investment income	(.22)	(.18)	(.22)	(.33)	(.15)
Distributions from net realized gain	(.04)	(.02)	(.91)	(1.02)	(.58)
Total distributions	(.26)	(.20)	(1.14) C	(1.35)	(.73)
Net asset value, end of period	$13.62	$13.10	$10.95	$13.03	$13.87
Total Return D	5.95%	21.65%	(6.84)%	3.30%	56.00%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.45%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45%	.45%	.49%	.49%	.49%
Expenses net of all reductions	.45%	.45%	.49%	.49%	.49%
Net investment income (loss)	1.57%	1.62%	2.22%	2.33%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$461,916	$292,908	$186,355	$146,454	$99,092
Portfolio turnover rate G	25 % H	17%	21%	26%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2050 Fund Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.14	$10.98	$13.05	$13.90	$9.50
Income from Investment Operations
Net investment income (loss) A,B	.17	.15	.21	.29	.11
Net realized and unrealized gain (loss)	.57	2.17	(1.18)	.18	4.99
Total from investment operations	.74	2.32	(.97)	.47	5.10
Distributions from net investment income	-	(.14)	(.20)	(.30)	(.12)
Distributions from net realized gain	(.03)	(.02)	(.90)	(1.02)	(.58)
Total distributions	(.03)	(.16)	(1.10)	(1.32)	(.70)
Net asset value, end of period	$13.85	$13.14	$10.98	$13.05	$13.90
Total Return C	5.66%	21.27%	(7.07)%	3.01%	55.65%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.74% F	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.74 % F	.75%	.75%	.75%	.75%
Expenses net of all reductions	.74% F	.75%	.75%	.75%	.75%
Net investment income (loss)	1.29%	1.32%	1.97%	2.08%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$66,672	$486,408	$552,808	$662,945	$675,617
Portfolio turnover rate G	25 % H	17%	21%	26%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2050 Fund Class Z

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.97	$10.87	$12.94	$13.80	$9.43
Income from Investment Operations
Net investment income (loss) A,B	.19	.16	.22	.30	.12
Net realized and unrealized gain (loss)	.55	2.14	(1.17)	.18	4.97
Total from investment operations	.74	2.30	(.95)	.48	5.09
Distributions from net investment income	(.21)	(.18)	(.21)	(.32)	(.14)
Distributions from net realized gain	(.04)	(.02)	(.91)	(1.02)	(.58)
Total distributions	(.25)	(.20)	(1.12)	(1.34)	(.72)
Net asset value, end of period	$13.46	$12.97	$10.87	$12.94	$13.80
Total Return C	5.69%	21.34%	(6.93)%	3.10%	55.96%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.65% F	.65% F	.64%	.64%	.64%
Expenses net of fee waivers, if any	.65 % F	.65% F	.64%	.64%	.64%
Expenses net of all reductions	.65% F	.65% F	.64%	.64%	.64%
Net investment income (loss)	1.38%	1.42%	2.07%	2.18%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$436,084	$232,253	$67,385	$49,713	$26,670
Portfolio turnover rate G	25 % H	17%	21%	26%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2055 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 6.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	74,840	580,012
Fidelity Series Emerging Markets Debt Fund (b)	770,955	6,144,513
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	206,382	1,842,990
Fidelity Series Floating Rate High Income Fund (b)	130,150	1,150,530
Fidelity Series High Income Fund (b)	761,832	6,513,667
Fidelity Series International Credit Fund (b)	31,548	264,686
Fidelity Series International Developed Markets Bond Index Fund (b)	1,277,893	11,002,662
Fidelity Series Investment Grade Bond Fund (b)	28,679	288,799
Fidelity Series Long-Term Treasury Bond Index Fund (b)	9,512,426	52,508,594
Fidelity Series Real Estate Income Fund (b)	118,565	1,183,277
TOTAL BOND FUNDS (Cost $94,760,401)		81,479,730

Domestic Equity Funds - 53.3%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	6,555,656	95,647,028
Fidelity Advisor Series Growth Opportunities Fund (b)	4,541,662	66,898,676
Fidelity Advisor Series Small Cap Fund (b)	16,073	157,835
Fidelity Series All-Sector Equity Fund (b)	3,702,335	42,798,995
Fidelity Series Commodity Strategy Fund (b)	25,873	2,427,363
Fidelity Series Intrinsic Opportunities Fund (b)	1,565,216	16,153,032
Fidelity Series Large Cap Stock Fund (b)	5,761,913	129,297,327
Fidelity Series Large Cap Value Index Fund (b)	772,440	12,837,960
Fidelity Series Opportunistic Insights Fund (b)	3,583,702	82,245,967
Fidelity Series Small Cap Core Fund (b)	328,900	3,561,987
Fidelity Series Small Cap Discovery Fund (b)	1,154,331	11,831,894
Fidelity Series Small Cap Opportunities Fund (b)	1,735,676	23,136,555
Fidelity Series Stock Selector Large Cap Value Fund (b)	5,568,874	75,792,373
Fidelity Series Value Discovery Fund (b)	4,927,809	77,317,318
TOTAL DOMESTIC EQUITY FUNDS (Cost $533,756,434)		640,104,310

International Equity Funds - 39.4%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	2,152,119	34,390,857
Fidelity Series Emerging Markets Fund (b)	3,221,620	29,413,388
Fidelity Series Emerging Markets Opportunities Fund (b)	6,166,814	117,724,476
Fidelity Series International Growth Fund (b)	5,033,524	89,697,399
Fidelity Series International Small Cap Fund (b)	950,172	15,858,369
Fidelity Series International Value Fund (b)	7,019,539	95,395,541
Fidelity Series Overseas Fund (b)	6,316,668	90,517,859
Fidelity Series Select International Small Cap Fund (b)	18,866	218,848
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $383,820,736)		473,216,737

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (d)	4.25	80,000	79,915
US Treasury Bills 0% 4/24/2025 (d)	4.26	1,240,000	1,236,645
US Treasury Bills 0% 4/3/2025 (d)	4.26	300,000	299,929
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	1,450,000	1,444,886
US Treasury Bills 0% 5/8/2025 (d)	4.26	20,000	19,913
US Treasury Bills 0% 6/26/2025 (d)	4.24	210,000	207,896
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,289,255)			3,289,184

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $4,973,649)	4.32	4,972,654	4,973,649

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,020,600,475)	1,203,063,610
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,855,645)
NET ASSETS - 100.0%	1,201,207,965

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	117	Jun 2025	14,135,355	(495,134)	(495,134)
ICE MSCI Emerging Markets Index Contracts (United States)	193	Jun 2025	10,719,220	(353,316)	(353,316)

TOTAL EQUITY CONTRACTS					(848,450)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	168	Jun 2025	18,684,750	399,998	399,998
CBOT Long Term US Treasury Bond Contracts (United States)	249	Jun 2025	29,203,031	702,236	702,236

TOTAL INTEREST RATE CONTRACTS					1,102,234

TOTAL PURCHASED					253,784

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	52	Jun 2025	14,698,450	114,844	114,844

TOTAL FUTURES CONTRACTS					368,628
The notional amount of futures purchased as a percentage of Net Assets is 6.1%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,289,184.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,219,068	36,682,147	32,927,546	100,890	(20)	-	4,973,649	4,972,654	0.0%
Total	1,219,068	36,682,147	32,927,546	100,890	(20)	-	4,973,649

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	94,253,667	42,938,676	22,749,634	22,010,027	2,166,810	(20,962,491)	95,647,028	6,555,656
Fidelity Advisor Series Growth Opportunities Fund	66,430,601	22,409,940	21,679,047	5,745,296	1,946,524	(2,209,342)	66,898,676	4,541,662
Fidelity Advisor Series Small Cap Fund	32,480,308	6,323,461	35,539,551	5,131,439	3,260,100	(6,366,483)	157,835	16,073
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	576,860	8,581,500	9,201,472	145,813	45,549	(2,437)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	599,706	63,754	94,786	19,625	(5,927)	17,265	580,012	74,840
Fidelity Series All-Sector Equity Fund	31,203,848	20,242,968	6,772,870	3,649,903	406,680	(2,281,631)	42,798,995	3,702,335
Fidelity Series Canada Fund	34,313,996	6,012,730	7,358,166	1,041,027	779,472	642,825	34,390,857	2,152,119
Fidelity Series Commodity Strategy Fund	8,126,796	2,898,998	8,397,034	291,484	(4,334,371)	4,132,974	2,427,363	25,873
Fidelity Series Emerging Markets Debt Fund	6,205,959	863,000	1,008,721	349,842	4,635	79,640	6,144,513	770,955
Fidelity Series Emerging Markets Debt Local Currency Fund	1,976,025	201,931	325,519	81,491	(8,446)	(1,001)	1,842,990	206,382
Fidelity Series Emerging Markets Fund	32,287,911	3,894,559	8,047,007	798,175	152,428	1,125,497	29,413,388	3,221,620
Fidelity Series Emerging Markets Opportunities Fund	130,354,500	14,459,257	35,613,960	2,404,072	171,091	8,353,588	117,724,476	6,166,814
Fidelity Series Floating Rate High Income Fund	1,176,518	189,138	188,044	103,123	4,224	(31,306)	1,150,530	130,150
Fidelity Series Government Money Market Fund	17,655	1,147,757	1,165,412	12,712	-	-	-	-
Fidelity Series High Income Fund	6,339,583	1,322,855	1,205,860	426,145	7,092	49,997	6,513,667	761,832
Fidelity Series International Credit Fund	256,877	12,363	11,604	12,363	581	6,469	264,686	31,548
Fidelity Series International Developed Markets Bond Index Fund	-	12,129,802	766,746	188,174	(3,768)	(356,626)	11,002,662	1,277,893
Fidelity Series International Growth Fund	97,544,298	15,022,963	18,886,494	3,681,791	1,999,066	(5,982,434)	89,697,399	5,033,524
Fidelity Series International Small Cap Fund	18,287,948	2,784,675	4,448,688	1,557,991	275,245	(1,040,811)	15,858,369	950,172
Fidelity Series International Value Fund	98,348,567	13,529,038	23,938,473	4,035,652	2,627,055	4,829,354	95,395,541	7,019,539
Fidelity Series Intrinsic Opportunities Fund	-	18,769,790	1,693,833	6,260	(117,794)	(805,131)	16,153,032	1,565,216
Fidelity Series Investment Grade Bond Fund	-	2,325,987	2,048,459	6,458	10,680	591	288,799	28,679
Fidelity Series Large Cap Stock Fund	126,598,707	25,847,990	26,481,956	10,072,533	3,305,253	27,333	129,297,327	5,761,913
Fidelity Series Large Cap Value Index Fund	12,456,807	2,734,154	2,868,032	399,708	315,487	199,544	12,837,960	772,440
Fidelity Series Long-Term Treasury Bond Index Fund	59,039,425	15,391,623	21,159,689	1,781,395	(6,721,697)	5,958,932	52,508,594	9,512,426
Fidelity Series Opportunistic Insights Fund	74,707,481	25,341,592	19,223,015	5,945,917	2,032,723	(612,814)	82,245,967	3,583,702
Fidelity Series Overseas Fund	97,803,390	11,590,711	20,532,831	1,984,600	2,016,263	(359,674)	90,517,859	6,316,668
Fidelity Series Real Estate Income Fund	1,179,803	155,302	188,201	69,279	2,874	33,499	1,183,277	118,565
Fidelity Series Select International Small Cap Fund	-	218,848	-	-	-	-	218,848	18,866
Fidelity Series Short-Term Credit Fund	195,133	-	194,143	224	4,686	(5,676)	-	-
Fidelity Series Small Cap Core Fund	3,776,392	1,398,621	1,262,300	52,069	82,336	(433,062)	3,561,987	328,900
Fidelity Series Small Cap Discovery Fund	-	13,044,496	250,920	5,938	(16,478)	(945,204)	11,831,894	1,154,331
Fidelity Series Small Cap Opportunities Fund	41,134,458	7,942,460	22,306,288	3,405,019	1,616,708	(5,250,783)	23,136,555	1,735,676
Fidelity Series Stock Selector Large Cap Value Fund	73,730,538	22,222,253	18,392,060	8,733,061	1,880,620	(3,648,978)	75,792,373	5,568,874
Fidelity Series Value Discovery Fund	75,426,058	21,730,888	19,447,840	3,781,467	1,446,902	(1,838,690)	77,317,318	4,927,809
	1,226,829,815	343,744,080	363,448,655	87,930,073	15,352,603	(27,677,066)	1,194,800,777

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	81,479,730	81,479,730	-	-

Domestic Equity Funds	640,104,310	640,104,310	-	-

International Equity Funds	473,216,737	473,216,737	-	-

U.S. Treasury Obligations	3,289,184	-	3,289,184	-

Money Market Funds	4,973,649	4,973,649	-	-
Total Investments in Securities:	1,203,063,610	1,199,774,426	3,289,184	-
Derivative Instruments:

Assets
Futures Contracts	1,217,078	1,217,078	-	-
Total Assets	1,217,078	1,217,078	-	-

Liabilities
Futures Contracts	(848,450)	(848,450)	-	-
Total Liabilities	(848,450)	(848,450)	-	-
Total Derivative Instruments:	368,628	368,628	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	114,844	(848,450)
Total Equity Risk	114,844	(848,450)
Interest Rate Risk
Futures Contracts (a)	1,102,234	0
Total Interest Rate Risk	1,102,234	0
Total Value of Derivatives	1,217,078	(848,450)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2055 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,289,255)	$3,289,184
Fidelity Central Funds (cost $4,973,649)	4,973,649
Other affiliated issuers (cost $1,012,337,571)	1,194,800,777

Total Investment in Securities (cost $1,020,600,475)		$1,203,063,610
Receivable for investments sold		15,249,242
Receivable for fund shares sold		1,358,313
Distributions receivable from Fidelity Central Funds		17,591
Other receivables		30
Total assets		1,219,688,786
Liabilities
Payable for investments purchased	$16,293,770
Payable for fund shares redeemed	1,138,930
Accrued management fee	635,781
Distribution and service plan fees payable	138,707
Payable for daily variation margin on futures contracts	273,599
Other payables and accrued expenses	34
Total liabilities		18,480,821
Net Assets		$1,201,207,965
Net Assets consist of:
Paid in capital		$978,816,699
Total accumulated earnings (loss)		222,391,266
Net Assets		$1,201,207,965

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($331,658,744 ÷ 21,951,608 shares)(a)		$15.11
Maximum offering price per share (100/94.25 of $15.11)		$16.03
Class M :
Net Asset Value and redemption price per share ($128,596,125 ÷ 8,622,338 shares)(a)		$14.91
Maximum offering price per share (100/96.50 of $14.91)		$15.45
Class C :
Net Asset Value and offering price per share ($17,140,170 ÷ 1,171,157 shares)(a)		$14.64
Class K6 :
Net Asset Value, offering price and redemption price per share ($363,405,122 ÷ 23,886,866 shares)		$15.21
Class I :
Net Asset Value, offering price and redemption price per share ($33,571,125 ÷ 2,171,834 shares)		$15.46
Class Z :
Net Asset Value, offering price and redemption price per share ($326,836,679 ÷ 21,752,820 shares)		$15.03
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$24,729,860
Interest		124,295
Income from Fidelity Central Funds		100,890
Total income		24,955,045
Expenses
Management fee	$8,005,359
Distribution and service plan fees	1,686,169
Independent trustees' fees and expenses	3,184
Total expenses before reductions	9,694,712
Expense reductions	(146)
Total expenses after reductions		9,694,566
Net Investment income (loss)		15,260,479
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	18,387,845
Fidelity Central Funds	(20)
Other affiliated issuers	(3,035,242)
Futures contracts	(1,224,320)
Capital gain distributions from underlying funds:
Affiliated issuers	63,200,213
Total net realized gain (loss)		77,328,476
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(15)
Affiliated issuers	(27,677,066)
Futures contracts	8,633
Total change in net unrealized appreciation (depreciation)		(27,668,448)
Net gain (loss)		49,660,028
Net increase (decrease) in net assets resulting from operations		$64,920,507
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,260,479	$13,358,328
Net realized gain (loss)	77,328,476	8,499,990
Change in net unrealized appreciation (depreciation)	(27,668,448)	191,982,168
Net increase (decrease) in net assets resulting from operations	64,920,507	213,840,486
Distributions to shareholders	(17,611,484)	(18,868,324)

Share transactions - net increase (decrease)	(75,402,363)	76,429,499
Total increase (decrease) in net assets	(28,093,340)	271,401,661

Net Assets
Beginning of period	1,229,301,305	957,899,644
End of period	$1,201,207,965	$1,229,301,305

Financial Highlights
Fidelity Advisor Freedom® 2055 Fund Class A

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.53	$12.20	$14.52	$15.45	$10.53
Income from Investment Operations
Net investment income (loss) A,B	.16	.14	.21	.29	.08
Net realized and unrealized gain (loss)	.61	2.40	(1.32)	.19	5.55
Total from investment operations	.77	2.54	(1.11)	.48	5.63
Distributions from net investment income	(.17)	(.14)	(.21)	(.30)	(.11)
Distributions from net realized gain	(.03)	(.07)	(1.00)	(1.12)	(.59)
Total distributions	(.19) C	(.21)	(1.21)	(1.41) C	(.71) C
Net asset value, end of period	$15.11	$14.53	$12.20	$14.52	$15.45
Total Return D,E	5.33%	21.03%	(7.32)%	2.75%	55.31%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.04%	1.09%	1.73%	1.83%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$331,659	$330,684	$271,691	$286,778	$299,927
Portfolio turnover rate H	25 % I	15%	21%	28%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2055 Fund Class M

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.35	$12.07	$14.38	$15.32	$10.46
Income from Investment Operations
Net investment income (loss) A,B	.12	.11	.18	.24	.05
Net realized and unrealized gain (loss)	.60	2.36	(1.31)	.20	5.50
Total from investment operations	.72	2.47	(1.13)	.44	5.55
Distributions from net investment income	(.14)	(.12)	(.19)	(.27)	(.09)
Distributions from net realized gain	(.03)	(.07)	(1.00)	(1.12)	(.59)
Total distributions	(.16) C	(.19)	(1.18) C	(1.38) C	(.69) C
Net asset value, end of period	$14.91	$14.35	$12.07	$14.38	$15.32
Total Return D,E	5.06%	20.64%	(7.52)%	2.52%	54.88%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	.79%	.84%	1.48%	1.58%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$128,596	$130,151	$111,886	$117,059	$115,869
Portfolio turnover rate H	25 % I	15%	21%	28%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2055 Fund Class C

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.10	$11.88	$14.20	$15.16	$10.38
Income from Investment Operations
Net investment income (loss) A,B	.04	.04	.11	.17	(.02)
Net realized and unrealized gain (loss)	.61	2.33	(1.29)	.19	5.44
Total from investment operations	.65	2.37	(1.18)	.36	5.42
Distributions from net investment income	(.08)	(.08)	(.15)	(.21)	(.05)
Distributions from net realized gain	(.03)	(.07)	(1.00)	(1.12)	(.59)
Total distributions	(.11)	(.15)	(1.14) C	(1.32) C	(.64)
Net asset value, end of period	$14.64	$14.10	$11.88	$14.20	$15.16
Total Return D,E	4.58%	20.10%	(8.01)%	2.03%	54.07%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	.29%	.34%	.98%	1.08%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$17,140	$18,410	$15,374	$15,942	$16,677
Portfolio turnover rate H	25 % I	15%	21%	28%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2055 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.62	$12.27	$14.60	$15.51	$10.55
Income from Investment Operations
Net investment income (loss) A,B	.24	.21	.27	.36	.15
Net realized and unrealized gain (loss)	.62	2.41	(1.32)	.21	5.57
Total from investment operations	.86	2.62	(1.05)	.57	5.72
Distributions from net investment income	(.24)	(.20)	(.25)	(.36)	(.17)
Distributions from net realized gain	(.03)	(.07)	(1.02)	(1.12)	(.59)
Total distributions	(.27)	(.27)	(1.28) C	(1.48)	(.76)
Net asset value, end of period	$15.21	$14.62	$12.27	$14.60	$15.51
Total Return D	5.89%	21.59%	(6.81)%	3.30%	56.14%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.45%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45%	.45%	.49%	.49%	.49%
Expenses net of all reductions	.45%	.45%	.49%	.49%	.49%
Net investment income (loss)	1.58%	1.63%	2.23%	2.34%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$363,405	$241,748	$144,024	$104,160	$61,302
Portfolio turnover rate G	25 % H	15%	21%	28%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2055 Fund Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.66	$12.30	$14.61	$15.53	$10.57
Income from Investment Operations
Net investment income (loss) A,B	.20	.17	.24	.33	.12
Net realized and unrealized gain (loss)	.63	2.41	(1.32)	.19	5.57
Total from investment operations	.83	2.58	(1.08)	.52	5.69
Distributions from net investment income	-	(.16)	(.23)	(.33)	(.14)
Distributions from net realized gain	(.03)	(.07)	(1.01)	(1.12)	(.59)
Total distributions	(.03)	(.22) C	(1.23) C	(1.44) C	(.73)
Net asset value, end of period	$15.46	$14.66	$12.30	$14.61	$15.53
Total Return D	5.64%	21.22%	(6.99)%	3.00%	55.72%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.74% G	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.74 % G	.75%	.75%	.75%	.75%
Expenses net of all reductions	.73% G	.75%	.75%	.75%	.75%
Net investment income (loss)	1.30%	1.34%	1.98%	2.08%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$33,571	$350,064	$371,979	$428,209	$432,057
Portfolio turnover rate H	25 % I	15%	21%	28%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2055 Fund Class Z

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.46	$12.16	$14.47	$15.40	$10.50
Income from Investment Operations
Net investment income (loss) A,B	.21	.19	.25	.34	.13
Net realized and unrealized gain (loss)	.62	2.38	(1.30)	.20	5.53
Total from investment operations	.83	2.57	(1.05)	.54	5.66
Distributions from net investment income	(.23)	(.20)	(.24)	(.35)	(.17)
Distributions from net realized gain	(.03)	(.07)	(1.02)	(1.12)	(.59)
Total distributions	(.26)	(.27)	(1.26)	(1.47)	(.76)
Net asset value, end of period	$15.03	$14.46	$12.16	$14.47	$15.40
Total Return C	5.74%	21.36%	(6.88)%	3.10%	55.82%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.65% F	.65% F	.64%	.64%	.64%
Expenses net of fee waivers, if any	.65 % F	.65% F	.64%	.64%	.64%
Expenses net of all reductions	.65% F	.65% F	.64%	.64%	.64%
Net investment income (loss)	1.39%	1.44%	2.08%	2.19%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$326,837	$158,244	$42,946	$31,712	$16,623
Portfolio turnover rate G	25 % H	15%	21%	28%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2060 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 6.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	42,202	327,069
Fidelity Series Emerging Markets Debt Fund (b)	433,911	3,458,271
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	115,992	1,035,813
Fidelity Series Floating Rate High Income Fund (b)	73,261	647,626
Fidelity Series High Income Fund (b)	426,621	3,647,610
Fidelity Series International Credit Fund (b)	4,203	35,262
Fidelity Series International Developed Markets Bond Index Fund (b)	729,700	6,282,720
Fidelity Series Investment Grade Bond Fund (b)	16,821	169,387
Fidelity Series Long-Term Treasury Bond Index Fund (b)	5,326,927	29,404,637
Fidelity Series Real Estate Income Fund (b)	66,641	665,074
TOTAL BOND FUNDS (Cost $51,805,178)		45,673,469

Domestic Equity Funds - 53.3%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	3,670,911	53,558,593
Fidelity Advisor Series Growth Opportunities Fund (b)	2,543,067	37,459,373
Fidelity Advisor Series Small Cap Fund (b)	9,256	90,892
Fidelity Series All-Sector Equity Fund (b)	2,072,960	23,963,416
Fidelity Series Commodity Strategy Fund (b)	14,489	1,359,329
Fidelity Series Intrinsic Opportunities Fund (b)	876,526	9,045,752
Fidelity Series Large Cap Stock Fund (b)	3,226,501	72,402,683
Fidelity Series Large Cap Value Index Fund (b)	432,570	7,189,306
Fidelity Series Opportunistic Insights Fund (b)	2,006,707	46,053,931
Fidelity Series Small Cap Core Fund (b)	185,098	2,004,608
Fidelity Series Small Cap Discovery Fund (b)	646,478	6,626,402
Fidelity Series Small Cap Opportunities Fund (b)	971,988	12,956,599
Fidelity Series Stock Selector Large Cap Value Fund (b)	3,118,282	42,439,822
Fidelity Series Value Discovery Fund (b)	2,759,580	43,297,816
TOTAL DOMESTIC EQUITY FUNDS (Cost $318,427,910)		358,448,522

International Equity Funds - 39.4%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	1,205,164	19,258,521
Fidelity Series Emerging Markets Fund (b)	1,804,121	16,471,628
Fidelity Series Emerging Markets Opportunities Fund (b)	3,453,442	65,926,199
Fidelity Series International Growth Fund (b)	2,819,772	50,248,330
Fidelity Series International Small Cap Fund (b)	531,163	8,865,108
Fidelity Series International Value Fund (b)	3,928,460	53,387,773
Fidelity Series Overseas Fund (b)	3,537,379	50,690,640
Fidelity Series Select International Small Cap Fund (b)	10,557	122,464
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $227,097,627)		264,970,663

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $171)	17	175

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (d)	4.25	40,000	39,958
US Treasury Bills 0% 4/24/2025 (d)	4.26	570,000	568,458
US Treasury Bills 0% 4/3/2025 (d)	4.26	190,000	189,955
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	810,000	807,143
US Treasury Bills 0% 5/29/2025 (d)	4.24	80,000	79,454
US Treasury Bills 0% 6/12/2025 (d)	4.25	40,000	39,665
US Treasury Bills 0% 6/26/2025 (d)	4.24	120,000	118,797
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,843,473)			1,843,430

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $2,658,930)	4.32	2,658,399	2,658,930

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $601,833,289)	673,595,189
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(912,054)
NET ASSETS - 100.0%	672,683,135

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	66	Jun 2025	7,973,790	(279,415)	(279,415)
ICE MSCI Emerging Markets Index Contracts (United States)	108	Jun 2025	5,998,320	(197,969)	(197,969)

TOTAL EQUITY CONTRACTS					(477,384)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	94	Jun 2025	10,454,563	223,808	223,808
CBOT Long Term US Treasury Bond Contracts (United States)	139	Jun 2025	16,302,094	391,356	391,356

TOTAL INTEREST RATE CONTRACTS					615,164

TOTAL PURCHASED					137,780

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	29	Jun 2025	8,197,213	64,237	64,237

TOTAL FUTURES CONTRACTS					202,017
The notional amount of futures purchased as a percentage of Net Assets is 6.1%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,843,430.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	584,031	19,531,009	17,456,104	53,259	(6)	-	2,658,930	2,658,399	0.0%
Total	584,031	19,531,009	17,456,104	53,259	(6)	-	2,658,930

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	48,737,144	26,660,794	11,436,636	11,885,792	708,811	(11,111,520)	53,558,593	3,670,911
Fidelity Advisor Series Growth Opportunities Fund	34,351,482	14,622,036	11,130,958	3,105,000	850,090	(1,233,277)	37,459,373	2,543,067
Fidelity Advisor Series Small Cap Fund	16,797,664	3,702,831	18,729,345	2,748,635	878,393	(2,558,651)	90,892	9,256
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	298,298	4,749,816	5,071,622	78,605	24,775	(1,267)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	310,234	57,023	46,595	10,514	(470)	6,877	327,069	42,202
Fidelity Series All-Sector Equity Fund	16,137,716	12,305,137	3,372,800	1,983,825	269,199	(1,375,836)	23,963,416	2,072,960
Fidelity Series Canada Fund	17,746,240	4,503,314	3,748,716	562,153	382,989	374,694	19,258,521	1,205,164
Fidelity Series Commodity Strategy Fund	4,203,579	1,694,460	4,431,534	156,572	(1,946,624)	1,839,448	1,359,329	14,489
Fidelity Series Emerging Markets Debt Fund	3,209,718	704,990	501,023	188,360	6,945	37,641	3,458,271	433,911
Fidelity Series Emerging Markets Debt Local Currency Fund	1,022,069	171,543	152,600	44,245	(573)	(4,626)	1,035,813	115,992
Fidelity Series Emerging Markets Fund	16,700,567	3,234,127	4,136,942	431,034	106,055	567,821	16,471,628	1,804,121
Fidelity Series Emerging Markets Opportunities Fund	67,405,820	12,346,415	18,326,034	1,298,087	36,532	4,463,466	65,926,199	3,453,442
Fidelity Series Floating Rate High Income Fund	608,793	146,356	92,691	55,436	2,578	(17,410)	647,626	73,261
Fidelity Series Government Money Market Fund	9,432	641,219	650,651	6,922	-	-	-	-
Fidelity Series High Income Fund	3,279,130	947,491	607,809	229,290	10,303	18,495	3,647,610	426,621
Fidelity Series International Credit Fund	34,184	1,645	1,502	1,645	71	864	35,262	4,203
Fidelity Series International Developed Markets Bond Index Fund	-	6,908,445	428,308	103,241	(865)	(196,552)	6,282,720	729,700
Fidelity Series International Growth Fund	50,438,926	11,323,778	9,326,160	1,988,223	694,511	(2,882,725)	50,248,330	2,819,772
Fidelity Series International Small Cap Fund	9,462,897	2,125,007	2,305,724	841,334	89,812	(506,884)	8,865,108	531,163
Fidelity Series International Value Fund	50,850,320	10,789,738	12,355,059	2,180,183	1,059,960	3,042,814	53,387,773	3,928,460
Fidelity Series Intrinsic Opportunities Fund	-	10,392,253	835,905	1,587	(62,364)	(448,232)	9,045,752	876,526
Fidelity Series Investment Grade Bond Fund	-	1,208,074	1,044,399	3,415	5,357	355	169,387	16,821
Fidelity Series Large Cap Stock Fund	65,457,022	18,627,866	13,302,709	5,381,304	1,498,245	122,259	72,402,683	3,226,501
Fidelity Series Large Cap Value Index Fund	6,441,645	1,941,005	1,467,288	216,223	155,791	118,153	7,189,306	432,570
Fidelity Series Long-Term Treasury Bond Index Fund	30,526,256	10,173,098	10,915,567	955,931	(2,612,585)	2,233,435	29,404,637	5,326,927
Fidelity Series Opportunistic Insights Fund	38,631,223	16,413,008	9,548,535	3,219,835	667,716	(109,481)	46,053,931	2,006,707
Fidelity Series Overseas Fund	50,573,155	9,660,456	10,430,196	1,071,716	918,857	(31,632)	50,690,640	3,537,379
Fidelity Series Real Estate Income Fund	610,238	128,212	92,711	37,289	5,333	14,002	665,074	66,641
Fidelity Series Select International Small Cap Fund	-	122,464	-	-	-	-	122,464	10,557
Fidelity Series Short-Term Credit Fund	144,885	172	144,151	173	3,384	(4,115)	175	17
Fidelity Series Small Cap Core Fund	1,936,946	944,330	678,411	28,767	38,181	(236,438)	2,004,608	185,098
Fidelity Series Small Cap Discovery Fund	-	7,225,712	66,283	1,505	(4,536)	(528,491)	6,626,402	646,478
Fidelity Series Small Cap Opportunities Fund	21,272,467	5,294,632	11,595,838	1,825,661	510,434	(2,525,096)	12,956,599	971,988
Fidelity Series Stock Selector Large Cap Value Fund	38,121,974	14,746,925	9,418,143	4,743,476	948,359	(1,959,293)	42,439,822	3,118,282
Fidelity Series Value Discovery Fund	39,002,517	14,514,299	10,011,988	2,053,855	748,878	(955,890)	43,297,816	2,759,580
	634,322,541	229,028,671	186,404,833	47,439,833	5,993,542	(13,847,092)	669,092,829

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	45,673,469	45,673,469	-	-

Domestic Equity Funds	358,448,522	358,448,522	-	-

International Equity Funds	264,970,663	264,970,663	-	-

Short-Term Funds	175	175	-	-

U.S. Treasury Obligations	1,843,430	-	1,843,430	-

Money Market Funds	2,658,930	2,658,930	-	-
Total Investments in Securities:	673,595,189	671,751,759	1,843,430	-
Derivative Instruments:

Assets
Futures Contracts	679,401	679,401	-	-
Total Assets	679,401	679,401	-	-

Liabilities
Futures Contracts	(477,384)	(477,384)	-	-
Total Liabilities	(477,384)	(477,384)	-	-
Total Derivative Instruments:	202,017	202,017	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	64,237	(477,384)
Total Equity Risk	64,237	(477,384)
Interest Rate Risk
Futures Contracts (a)	615,164	0
Total Interest Rate Risk	615,164	0
Total Value of Derivatives	679,401	(477,384)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2060 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,843,473)	$1,843,430
Fidelity Central Funds (cost $2,658,930)	2,658,930
Other affiliated issuers (cost $597,330,886)	669,092,829

Total Investment in Securities (cost $601,833,289)		$673,595,189
Receivable for investments sold		8,500,808
Receivable for fund shares sold		898,708
Distributions receivable from Fidelity Central Funds		9,459
Other receivables		17
Total assets		683,004,181
Liabilities
Payable for investments purchased	$9,130,418
Payable for fund shares redeemed	604,599
Accrued management fee	354,070
Distribution and service plan fees payable	78,620
Payable for daily variation margin on futures contracts	153,339
Total liabilities		10,321,046
Net Assets		$672,683,135
Net Assets consist of:
Paid in capital		$583,770,451
Total accumulated earnings (loss)		88,912,684
Net Assets		$672,683,135

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($184,173,307 ÷ 13,389,949 shares)(a)		$13.75
Maximum offering price per share (100/94.25 of $13.75)		$14.59
Class M :
Net Asset Value and redemption price per share ($70,088,014 ÷ 5,133,294 shares)(a)		$13.65
Maximum offering price per share (100/96.50 of $13.65)		$14.15
Class C :
Net Asset Value and offering price per share ($12,496,130 ÷ 925,825 shares)(a)		$13.50
Class K6 :
Net Asset Value, offering price and redemption price per share ($206,472,050 ÷ 14,886,786 shares)		$13.87
Class I :
Net Asset Value, offering price and redemption price per share ($17,698,320 ÷ 1,257,937 shares)		$14.07
Class Z :
Net Asset Value, offering price and redemption price per share ($181,755,314 ÷ 13,252,230 shares)		$13.72
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$13,331,984
Interest		67,077
Income from Fidelity Central Funds		53,259
Total income		13,452,320
Expenses
Management fee	$4,277,391
Distribution and service plan fees	919,836
Independent trustees' fees and expenses	1,696
Total expenses before reductions	5,198,923
Expense reductions	(214)
Total expenses after reductions		5,198,709
Net Investment income (loss)		8,253,611
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	8,741,163
Fidelity Central Funds	(6)
Other affiliated issuers	(2,747,621)
Futures contracts	(612,144)
Capital gain distributions from underlying funds:
Affiliated issuers	34,107,849
Total net realized gain (loss)		39,489,241
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(12)
Affiliated issuers	(13,847,092)
Futures contracts	16,794
Total change in net unrealized appreciation (depreciation)		(13,830,310)
Net gain (loss)		25,658,931
Net increase (decrease) in net assets resulting from operations		$33,912,542
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,253,611	$6,707,458
Net realized gain (loss)	39,489,241	4,532,348
Change in net unrealized appreciation (depreciation)	(13,830,310)	96,137,025
Net increase (decrease) in net assets resulting from operations	33,912,542	107,376,831
Distributions to shareholders	(11,276,485)	(11,295,671)

Share transactions - net increase (decrease)	14,458,943	86,792,097
Total increase (decrease) in net assets	37,095,000	182,873,257

Net Assets
Beginning of period	635,588,135	452,714,878
End of period	$672,683,135	$635,588,135

Financial Highlights
Fidelity Advisor Freedom® 2060 Fund Class A

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.26	$11.19	$13.26	$14.01	$9.49
Income from Investment Operations
Net investment income (loss) A,B	.14	.13	.19	.27	.08
Net realized and unrealized gain (loss)	.56	2.18	(1.19)	.16	5.01
Total from investment operations	.70	2.31	(1.00)	.43	5.09
Distributions from net investment income	(.15)	(.13)	(.20)	(.25) C	(.11)
Distributions from net realized gain	(.06)	(.11)	(.87)	(.93) C	(.46)
Total distributions	(.21)	(.24)	(1.07)	(1.18)	(.57)
Net asset value, end of period	$13.75	$13.26	$11.19	$13.26	$14.01
Total Return D,E	5.34%	20.93%	(7.24)%	2.74%	55.28%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.05%	1.10%	1.75%	1.87%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$184,173	$166,242	$127,737	$119,726	$113,936
Portfolio turnover rate H	24 % I	14%	21%	28%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2060 Fund Class M

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.18	$11.13	$13.21	$13.97	$9.47
Income from Investment Operations
Net investment income (loss) A,B	.11	.10	.16	.23	.05
Net realized and unrealized gain (loss)	.55	2.17	(1.19)	.17	5.00
Total from investment operations	.66	2.27	(1.03)	.40	5.05
Distributions from net investment income	(.13)	(.11)	(.18)	(.23) C	(.09)
Distributions from net realized gain	(.06)	(.11)	(.87)	(.93) C	(.46)
Total distributions	(.19)	(.22)	(1.05)	(1.16)	(.55)
Net asset value, end of period	$13.65	$13.18	$11.13	$13.21	$13.97
Total Return D,E	5.02%	20.67%	(7.50)%	2.50%	55.00%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	.80%	.85%	1.50%	1.62%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$70,088	$66,008	$52,251	$48,458	$41,642
Portfolio turnover rate H	24 % I	14%	21%	28%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2060 Fund Class C

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.05	$11.04	$13.13	$13.92	$9.46
Income from Investment Operations
Net investment income (loss) A,B	.04	.04	.11	.16	(.01)
Net realized and unrealized gain (loss)	.55	2.15	(1.19)	.16	4.98
Total from investment operations	.59	2.19	(1.08)	.32	4.97
Distributions from net investment income	(.08)	(.07)	(.14)	(.18) C	(.05)
Distributions from net realized gain	(.06)	(.11)	(.87)	(.93) C	(.46)
Total distributions	(.14)	(.18)	(1.01)	(1.11)	(.51)
Net asset value, end of period	$13.50	$13.05	$11.04	$13.13	$13.92
Total Return D,E	4.55%	20.11%	(7.96)%	1.94%	54.14%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	.30%	.35%	1.00%	1.12%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$12,496	$11,636	$8,650	$8,195	$6,948
Portfolio turnover rate H	24 % I	14%	21%	28%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2060 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.36	$11.26	$13.32	$14.08	$9.53
Income from Investment Operations
Net investment income (loss) A,B	.22	.20	.25	.34	.14
Net realized and unrealized gain (loss)	.57	2.19	(1.20)	.17	5.04
Total from investment operations	.79	2.39	(.95)	.51	5.18
Distributions from net investment income	(.22)	(.18)	(.24)	(.32) C	(.15)
Distributions from net realized gain	(.06)	(.11)	(.87)	(.95) C	(.48)
Total distributions	(.28)	(.29)	(1.11)	(1.27)	(.63)
Net asset value, end of period	$13.87	$13.36	$11.26	$13.32	$14.08
Total Return D	5.95%	21.57%	(6.76)%	3.23%	56.12%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.45%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45%	.45%	.49%	.49%	.49%
Expenses net of all reductions	.45%	.45%	.49%	.49%	.49%
Net investment income (loss)	1.59%	1.65%	2.25%	2.37%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$206,472	$131,569	$70,104	$45,511	$22,148
Portfolio turnover rate G	24 % H	14%	21%	28%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2060 Fund Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.38	$11.27	$13.34	$14.09	$9.54
Income from Investment Operations
Net investment income (loss) A,B	.18	.16	.22	.30	.11
Net realized and unrealized gain (loss)	.57	2.20	(1.21)	.17	5.03
Total from investment operations	.75	2.36	(.99)	.47	5.14
Distributions from net investment income	-	(.14)	(.22)	(.28) C	(.13)
Distributions from net realized gain	(.06)	(.11)	(.87)	(.94) C	(.47)
Total distributions	(.06)	(.25)	(1.08) D	(1.22)	(.59) D
Net asset value, end of period	$14.07	$13.38	$11.27	$13.34	$14.09
Total Return E	5.63%	21.24%	(7.05)%	3.01%	55.62%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.74% H	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.74 % H	.75%	.75%	.75%	.75%
Expenses net of all reductions	.74% H	.75%	.75%	.75%	.75%
Net investment income (loss)	1.31%	1.36%	2.00%	2.12%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$17,698	$169,232	$170,160	$177,481	$160,415
Portfolio turnover rate I	24 % J	14%	21%	28%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2060 Fund Class Z

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.23	$11.17	$13.23	$14.00	$9.49
Income from Investment Operations
Net investment income (loss) A,B	.19	.17	.23	.31	.12
Net realized and unrealized gain (loss)	.57	2.18	(1.19)	.17	5.02
Total from investment operations	.76	2.35	(.96)	.48	5.14
Distributions from net investment income	(.21)	(.18)	(.23)	(.31) C	(.16)
Distributions from net realized gain	(.06)	(.11)	(.87)	(.94) C	(.47)
Total distributions	(.27)	(.29)	(1.10)	(1.25)	(.63)
Net asset value, end of period	$13.72	$13.23	$11.17	$13.23	$14.00
Total Return D	5.78%	21.36%	(6.91)%	3.06%	55.88%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65% G	.65% G	.64%	.64%	.65%
Expenses net of fee waivers, if any	.65 % G	.65% G	.64%	.64%	.65%
Expenses net of all reductions	.65% G	.65% G	.64%	.64%	.65%
Net investment income (loss)	1.40%	1.46%	2.10%	2.22%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$181,755	$90,900	$23,813	$14,296	$5,790
Portfolio turnover rate H	24 % I	14%	21%	28%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2065 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 6.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	13,339	103,375
Fidelity Series Emerging Markets Debt Fund (b)	138,982	1,107,683
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	36,033	321,774
Fidelity Series Floating Rate High Income Fund (b)	23,085	204,076
Fidelity Series High Income Fund (b)	132,998	1,137,136
Fidelity Series International Credit Fund (b)	596	5,001
Fidelity Series International Developed Markets Bond Index Fund (b)	227,423	1,958,111
Fidelity Series Investment Grade Bond Fund (b)	6,190	62,337
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,660,673	9,166,916
Fidelity Series Real Estate Income Fund (b)	20,942	209,001
TOTAL BOND FUNDS (Cost $15,114,330)		14,275,410

Domestic Equity Funds - 53.3%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	1,144,664	16,700,654
Fidelity Advisor Series Growth Opportunities Fund (b)	793,045	11,681,552
Fidelity Advisor Series Small Cap Fund (b)	2,960	29,070
Fidelity Series All-Sector Equity Fund (b)	646,545	7,474,054
Fidelity Series Commodity Strategy Fund (b)	4,517	423,783
Fidelity Series Intrinsic Opportunities Fund (b)	273,265	2,820,095
Fidelity Series Large Cap Stock Fund (b)	1,006,032	22,575,364
Fidelity Series Large Cap Value Index Fund (b)	134,858	2,241,346
Fidelity Series Opportunistic Insights Fund (b)	625,752	14,361,014
Fidelity Series Small Cap Core Fund (b)	57,880	626,843
Fidelity Series Small Cap Discovery Fund (b)	201,793	2,068,377
Fidelity Series Small Cap Opportunities Fund (b)	303,028	4,039,368
Fidelity Series Stock Selector Large Cap Value Fund (b)	972,388	13,234,200
Fidelity Series Value Discovery Fund (b)	860,322	13,498,452
TOTAL DOMESTIC EQUITY FUNDS (Cost $105,635,348)		111,774,172

International Equity Funds - 39.4%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	375,698	6,003,662
Fidelity Series Emerging Markets Fund (b)	562,452	5,135,186
Fidelity Series Emerging Markets Opportunities Fund (b)	1,076,642	20,553,096
Fidelity Series International Growth Fund (b)	879,545	15,673,488
Fidelity Series International Small Cap Fund (b)	166,906	2,785,658
Fidelity Series International Value Fund (b)	1,225,690	16,657,131
Fidelity Series Overseas Fund (b)	1,102,821	15,803,431
Fidelity Series Select International Small Cap Fund (b)	3,286	38,111
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $74,565,932)		82,649,763

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (d)	4.25	20,000	19,979
US Treasury Bills 0% 4/3/2025 (d)	4.26	50,000	49,988
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	190,000	189,330
US Treasury Bills 0% 5/29/2025 (d)	4.24	220,000	218,498
US Treasury Bills 0% 5/8/2025 (d)	4.26	30,000	29,869
US Treasury Bills 0% 6/26/2025 (d)	4.24	70,000	69,299
TOTAL U.S. TREASURY OBLIGATIONS (Cost $576,985)			576,963

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $616,294)	4.32	616,171	616,294

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $196,508,889)	209,892,602
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(176,662)
NET ASSETS - 100.0%	209,715,940

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	20	Jun 2025	2,416,300	(84,476)	(84,476)
ICE MSCI Emerging Markets Index Contracts (United States)	34	Jun 2025	1,888,360	(62,581)	(62,581)

TOTAL EQUITY CONTRACTS					(147,057)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	29	Jun 2025	3,225,344	69,047	69,047
CBOT Long Term US Treasury Bond Contracts (United States)	43	Jun 2025	5,043,094	120,784	120,784

TOTAL INTEREST RATE CONTRACTS					189,831

TOTAL PURCHASED					42,774

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	9	Jun 2025	2,543,963	19,461	19,461

TOTAL FUTURES CONTRACTS					62,235
The notional amount of futures purchased as a percentage of Net Assets is 6.0%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $576,963.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	137,360	4,582,480	4,103,550	13,860	4	-	616,294	616,171	0.0%
Total	137,360	4,582,480	4,103,550	13,860	4	-	616,294

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	12,475,606	10,611,583	3,137,127	3,511,637	58,228	(3,307,636)	16,700,654	1,144,664
Fidelity Advisor Series Growth Opportunities Fund	8,794,319	6,243,128	3,078,835	918,937	222,760	(499,820)	11,681,552	793,045
Fidelity Advisor Series Small Cap Fund	4,302,001	1,298,027	5,123,317	747,563	(9,278)	(438,363)	29,070	2,960
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	76,440	1,435,220	1,518,394	22,931	7,058	(324)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	79,484	34,586	12,673	3,024	(2)	1,980	103,375	13,339
Fidelity Series All-Sector Equity Fund	4,133,161	4,689,491	960,007	591,891	71,917	(460,508)	7,474,054	646,545
Fidelity Series Canada Fund	4,544,876	2,228,678	979,362	166,117	77,330	132,140	6,003,662	375,698
Fidelity Series Commodity Strategy Fund	1,076,932	607,602	1,229,689	45,154	(178,153)	147,091	423,783	4,517
Fidelity Series Emerging Markets Debt Fund	823,149	408,909	137,022	54,959	4,014	8,633	1,107,683	138,982
Fidelity Series Emerging Markets Debt Local Currency Fund	260,851	99,639	37,084	13,055	318	(1,950)	321,774	36,033
Fidelity Series Emerging Markets Fund	4,279,094	1,805,170	1,124,766	127,393	35,944	139,744	5,135,186	562,452
Fidelity Series Emerging Markets Opportunities Fund	17,254,900	7,032,069	4,943,658	383,251	183,879	1,025,906	20,553,096	1,076,642
Fidelity Series Floating Rate High Income Fund	156,047	77,749	25,308	15,904	472	(4,884)	204,076	23,085
Fidelity Series Government Money Market Fund	2,778	204,196	206,974	2,181	-	-	-	-
Fidelity Series High Income Fund	840,178	457,131	167,482	65,892	75	7,234	1,137,136	132,998
Fidelity Series International Credit Fund	4,854	232	217	233	10	122	5,001	596
Fidelity Series International Developed Markets Bond Index Fund	-	2,129,273	113,001	30,285	(117)	(58,044)	1,958,111	227,423
Fidelity Series International Growth Fund	12,911,751	5,965,723	2,550,194	587,468	181,183	(834,975)	15,673,488	879,545
Fidelity Series International Small Cap Fund	2,421,831	1,115,822	626,797	248,622	27,205	(152,403)	2,785,658	166,906
Fidelity Series International Value Fund	13,013,069	5,693,855	3,276,469	644,645	203,167	1,023,509	16,657,131	1,225,690
Fidelity Series Intrinsic Opportunities Fund	-	3,215,855	233,377	2,573	(21,677)	(140,706)	2,820,095	273,265
Fidelity Series Investment Grade Bond Fund	-	357,235	296,360	1,014	1,329	133	62,337	6,190
Fidelity Series Large Cap Stock Fund	16,750,864	9,032,977	3,553,346	1,536,393	300,160	44,709	22,575,364	1,006,032
Fidelity Series Large Cap Value Index Fund	1,648,903	919,604	403,731	64,045	35,968	40,602	2,241,346	134,858
Fidelity Series Long-Term Treasury Bond Index Fund	7,811,615	4,333,430	2,885,206	272,615	(34,790)	(58,133)	9,166,916	1,660,673
Fidelity Series Opportunistic Insights Fund	9,889,480	6,911,371	2,458,749	954,071	138,829	(119,917)	14,361,014	625,752
Fidelity Series Overseas Fund	12,945,845	5,410,246	2,804,618	316,655	162,868	89,090	15,803,431	1,102,821
Fidelity Series Real Estate Income Fund	156,340	72,596	25,300	10,751	948	4,417	209,001	20,942
Fidelity Series Select International Small Cap Fund	-	38,111	-	-	-	-	38,111	3,286
Fidelity Series Small Cap Core Fund	480,294	541,792	329,705	9,800	2,826	(68,364)	626,843	57,880
Fidelity Series Small Cap Discovery Fund	-	2,250,042	12,438	2,440	(1,237)	(167,990)	2,068,377	201,793
Fidelity Series Small Cap Opportunities Fund	5,447,071	2,349,070	3,139,953	522,000	66,841	(683,661)	4,039,368	303,028
Fidelity Series Stock Selector Large Cap Value Fund	9,755,589	6,474,443	2,655,552	1,413,667	228,299	(568,579)	13,234,200	972,388
Fidelity Series Value Discovery Fund	9,984,352	6,412,105	2,830,838	612,155	214,774	(281,941)	13,498,452	860,322
	162,321,674	100,456,960	50,877,549	13,899,321	1,981,148	(5,182,888)	208,699,345

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	14,275,410	14,275,410	-	-

Domestic Equity Funds	111,774,172	111,774,172	-	-

International Equity Funds	82,649,763	82,649,763	-	-

U.S. Treasury Obligations	576,963	-	576,963	-

Money Market Funds	616,294	616,294	-	-
Total Investments in Securities:	209,892,602	209,315,639	576,963	-
Derivative Instruments:

Assets
Futures Contracts	209,292	209,292	-	-
Total Assets	209,292	209,292	-	-

Liabilities
Futures Contracts	(147,057)	(147,057)	-	-
Total Liabilities	(147,057)	(147,057)	-	-
Total Derivative Instruments:	62,235	62,235	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	19,461	(147,057)
Total Equity Risk	19,461	(147,057)
Interest Rate Risk
Futures Contracts (a)	189,831	0
Total Interest Rate Risk	189,831	0
Total Value of Derivatives	209,292	(147,057)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2065 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $576,985)	$576,963
Fidelity Central Funds (cost $616,294)	616,294
Other affiliated issuers (cost $195,315,610)	208,699,345

Total Investment in Securities (cost $196,508,889)		$209,892,602
Receivable for investments sold		2,595,538
Receivable for fund shares sold		473,852
Distributions receivable from Fidelity Central Funds		2,210
Total assets		212,964,202
Liabilities
Payable for investments purchased	$2,873,807
Payable for fund shares redeemed	196,000
Accrued management fee	109,301
Distribution and service plan fees payable	22,568
Payable for daily variation margin on futures contracts	46,586
Total liabilities		3,248,262
Net Assets		$209,715,940
Net Assets consist of:
Paid in capital		$191,326,661
Total accumulated earnings (loss)		18,389,279
Net Assets		$209,715,940

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($64,680,513 ÷ 5,000,491 shares)(a)		$12.93
Maximum offering price per share (100/94.25 of $12.93)		$13.72
Class M :
Net Asset Value and redemption price per share ($16,262,943 ÷ 1,263,011 shares)(a)		$12.88
Maximum offering price per share (100/96.50 of $12.88)		$13.35
Class C :
Net Asset Value and offering price per share ($2,791,391 ÷ 218,830 shares)(a)		$12.76
Class K6 :
Net Asset Value, offering price and redemption price per share ($65,089,679 ÷ 4,976,625 shares)		$13.08
Class I :
Net Asset Value, offering price and redemption price per share ($2,641,062 ÷ 200,088 shares)		$13.20
Class Z :
Net Asset Value, offering price and redemption price per share ($58,250,352 ÷ 4,475,199 shares)		$13.02
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$3,905,156
Interest		19,809
Income from Fidelity Central Funds		13,860
Total income		3,938,825
Expenses
Management fee	$1,217,191
Distribution and service plan fees	242,667
Independent trustees' fees and expenses	475
Total expenses before reductions	1,460,333
Expense reductions	(238)
Total expenses after reductions		1,460,095
Net Investment income (loss)		2,478,730
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	2,031,673
Fidelity Central Funds	4
Other affiliated issuers	(50,525)
Futures contracts	(169,587)
Capital gain distributions from underlying funds:
Affiliated issuers	9,994,165
Total net realized gain (loss)		11,805,730
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(13)
Affiliated issuers	(5,182,888)
Futures contracts	16,062
Total change in net unrealized appreciation (depreciation)		(5,166,839)
Net gain (loss)		6,638,891
Net increase (decrease) in net assets resulting from operations		$9,117,621
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,478,730	$1,600,464
Net realized gain (loss)	11,805,730	793,143
Change in net unrealized appreciation (depreciation)	(5,166,839)	22,709,917
Net increase (decrease) in net assets resulting from operations	9,117,621	25,103,524
Distributions to shareholders	(3,597,643)	(2,309,084)

Share transactions - net increase (decrease)	41,540,878	52,590,075
Total increase (decrease) in net assets	47,060,856	75,384,515

Net Assets
Beginning of period	162,655,084	87,270,569
End of period	$209,715,940	$162,655,084

Financial Highlights
Fidelity Advisor Freedom® 2065 Fund Class A

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.50	$10.53	$12.30	$12.77	$8.47
Income from Investment Operations
Net investment income (loss) A,B	.14	.13	.19	.25	.08
Net realized and unrealized gain (loss)	.52	2.04	(1.11)	.14	4.53
Total from investment operations	.66	2.17	(.92)	.39	4.61
Distributions from net investment income	(.15)	(.13)	(.18)	(.24)	(.10)
Distributions from net realized gain	(.08)	(.07)	(.67)	(.62)	(.21)
Total distributions	(.23)	(.20)	(.85)	(.86)	(.31)
Net asset value, end of period	$12.93	$12.50	$10.53	$12.30	$12.77
Total Return C,D	5.30%	20.88%	(7.18)%	2.75%	55.16%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.10%	1.17%	1.84%	1.94%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$64,681	$48,724	$27,360	$18,134	$9,613
Portfolio turnover rate G	23 % H	20%	31%	29%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2065 Fund Class M

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.45	$10.50	$12.27	$12.76	$8.47
Income from Investment Operations
Net investment income (loss) A,B	.11	.10	.16	.22	.05
Net realized and unrealized gain (loss)	.53	2.03	(1.10)	.14	4.53
Total from investment operations	.64	2.13	(.94)	.36	4.58
Distributions from net investment income	(.13)	(.11)	(.17)	(.24)	(.08)
Distributions from net realized gain	(.08)	(.07)	(.66)	(.61)	(.20)
Total distributions	(.21)	(.18)	(.83)	(.85)	(.29) C
Net asset value, end of period	$12.88	$12.45	$10.50	$12.27	$12.76
Total Return D,E	5.13%	20.53%	(7.40)%	2.47%	54.73%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	.85%	.92%	1.59%	1.69%	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$16,263	$11,460	$7,540	$4,402	$1,230
Portfolio turnover rate H	23 % I	20%	31%	29%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2065 Fund Class C

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.36	$10.46	$12.24	$12.73	$8.46
Income from Investment Operations
Net investment income (loss) A,B	.04	.05	.11	.15	- C
Net realized and unrealized gain (loss)	.53	2.01	(1.10)	.14	4.51
Total from investment operations	.57	2.06	(.99)	.29	4.51
Distributions from net investment income	(.09)	(.09)	(.13)	(.18)	(.04)
Distributions from net realized gain	(.08)	(.07)	(.65)	(.60)	(.20)
Total distributions	(.17)	(.16)	(.79) D	(.78)	(.24)
Net asset value, end of period	$12.76	$12.36	$10.46	$12.24	$12.73
Total Return E,F	4.61%	19.93%	(7.88)%	2.00%	53.95%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.75%	1.76% I	1.75%	1.75%	1.75%
Expenses net of fee waivers, if any	1.75%	1.75% I	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75%	1.75% I	1.75%	1.75%	1.75%
Net investment income (loss)	.35%	.41%	1.09%	1.19%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,791	$2,066	$1,110	$774	$434
Portfolio turnover rate J	23 % K	20%	31%	29%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2065 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.62	$10.61	$12.39	$12.85	$8.50
Income from Investment Operations
Net investment income (loss) A,B	.22	.19	.24	.32	.14
Net realized and unrealized gain (loss)	.53	2.07	(1.12)	.14	4.55
Total from investment operations	.75	2.26	(.88)	.46	4.69
Distributions from net investment income	(.21)	(.18)	(.21)	(.29)	(.13)
Distributions from net realized gain	(.08)	(.07)	(.68)	(.63)	(.21)
Total distributions	(.29)	(.25)	(.90) C	(.92)	(.34)
Net asset value, end of period	$13.08	$12.62	$10.61	$12.39	$12.85
Total Return D	5.95%	21.57%	(6.79)%	3.27%	55.97%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.46% G	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45%	.45% G	.49%	.49%	.49%
Expenses net of all reductions	.45%	.45% G	.49%	.49%	.49%
Net investment income (loss)	1.64%	1.71%	2.34%	2.44%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$65,090	$35,145	$14,818	$7,499	$2,527
Portfolio turnover rate H	23 % I	20%	31%	29%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2065 Fund Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.58	$10.57	$12.34	$12.81	$8.48
Income from Investment Operations
Net investment income (loss) A,B	.18	.16	.22	.29	.11
Net realized and unrealized gain (loss)	.52	2.06	(1.12)	.13	4.55
Total from investment operations	.70	2.22	(.90)	.42	4.66
Distributions from net investment income	-	(.14)	(.20)	(.26)	(.12)
Distributions from net realized gain	(.08)	(.07)	(.67)	(.63)	(.21)
Total distributions	(.08)	(.21)	(.87)	(.89)	(.33)
Net asset value, end of period	$13.20	$12.58	$10.57	$12.34	$12.81
Total Return C	5.57%	21.29%	(6.99)%	2.94%	55.68%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.73% F	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.73 % F	.75%	.75%	.75%	.75%
Expenses net of all reductions	.73% F	.75%	.75%	.75%	.75%
Net investment income (loss)	1.36%	1.42%	2.09%	2.19%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$2,641	$40,472	$31,530	$21,524	$11,782
Portfolio turnover rate G	23 % H	20%	31%	29%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2065 Fund Class Z

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.58	$10.59	$12.37	$12.84	$8.49
Income from Investment Operations
Net investment income (loss) A,B	.19	.17	.23	.30	.12
Net realized and unrealized gain (loss)	.52	2.07	(1.12)	.13	4.56
Total from investment operations	.71	2.24	(.89)	.43	4.68
Distributions from net investment income	(.20)	(.17)	(.21)	(.28)	(.12)
Distributions from net realized gain	(.08)	(.07)	(.68)	(.62)	(.20)
Total distributions	(.27) C	(.25) C	(.89)	(.90)	(.33) C
Net asset value, end of period	$13.02	$12.58	$10.59	$12.37	$12.84
Total Return D	5.72%	21.40%	(6.89)%	3.02%	55.80%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65% G	.65% G	.64%	.64%	.65% G
Expenses net of fee waivers, if any	.65 % G	.65% G	.64%	.64%	.65% G
Expenses net of all reductions	.65% G	.65% G	.64%	.64%	.65% G
Net investment income (loss)	1.45%	1.52%	2.19%	2.29%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$58,250	$24,789	$4,912	$1,893	$535
Portfolio turnover rate H	23 % I	20%	31%	29%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2070 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	32	249
Fidelity Series Investment Grade Bond Fund (a)	98	991
Fidelity Series Long-Term Treasury Bond Index Fund (a)	30,859	170,340
TOTAL BOND FUNDS (Cost $169,177)		171,580

Domestic Equity Funds - 51.5%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (a)	13,015	189,895
Fidelity Advisor Series Growth Opportunities Fund (a)	9,073	133,647
Fidelity Advisor Series Small Cap Fund (a)	31	303
Fidelity Series All-Sector Equity Fund (a)	7,483	86,504
Fidelity Series Intrinsic Opportunities Fund (a)	3,062	31,599
Fidelity Series Large Cap Stock Fund (a)	11,396	255,718
Fidelity Series Large Cap Value Index Fund (a)	1,509	25,075
Fidelity Series Opportunistic Insights Fund (a)	7,132	163,677
Fidelity Series Small Cap Core Fund (a)	749	8,113
Fidelity Series Small Cap Discovery Fund (a)	2,262	23,184
Fidelity Series Small Cap Opportunities Fund (a)	3,396	45,268
Fidelity Series Stock Selector Large Cap Value Fund (a)	11,098	151,049
Fidelity Series Value Discovery Fund (a)	9,639	151,239
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,354,793)		1,265,271

International Equity Funds - 41.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	4,702	75,133
Fidelity Series Emerging Markets Fund (a)	6,963	63,573
Fidelity Series Emerging Markets Opportunities Fund (a)	13,328	254,440
Fidelity Series International Growth Fund (a)	11,151	198,708
Fidelity Series International Small Cap Fund (a)	1,958	32,687
Fidelity Series International Value Fund (a)	14,530	197,469
Fidelity Series Overseas Fund (a)	13,808	197,864
Fidelity Series Select International Small Cap Fund (a)	38	440
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,010,917)		1,020,314

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,534,887)	2,457,165
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,621)
NET ASSETS - 100.0%	2,455,544

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	500,000	500,000	221	-	-	-	-	0.0%
Total	-	500,000	500,000	221	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	-	220,394	1,450	15,077	(16)	(29,033)	189,895	13,015
Fidelity Advisor Series Growth Opportunities Fund	-	152,542	3,062	3,925	(26)	(15,807)	133,647	9,073
Fidelity Advisor Series Small Cap Fund	-	18,343	16,640	2,302	(1,303)	(97)	303	31
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	4,550	4,580	23	30	-	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	3,801	3,584	52	30	2	249	32
Fidelity Series All-Sector Equity Fund	-	94,484	530	3,235	(11)	(7,439)	86,504	7,483
Fidelity Series Canada Fund	-	76,849	1,790	772	(88)	162	75,133	4,702
Fidelity Series Commodity Strategy Fund	-	4,856	4,586	116	(270)	-	-	-
Fidelity Series Emerging Markets Debt Fund	-	890	914	15	24	-	-	-
Fidelity Series Emerging Markets Debt Local Currency Fund	-	242	248	-	6	-	-	-
Fidelity Series Emerging Markets Fund	-	66,479	3,134	638	(120)	348	63,573	6,963
Fidelity Series Emerging Markets Opportunities Fund	-	267,240	14,213	1,888	(457)	1,870	254,440	13,328
Fidelity Series Floating Rate High Income Fund	-	652	656	20	4	-	-	-
Fidelity Series Government Money Market Fund	-	506	506	2	-	-	-	-
Fidelity Series International Developed Markets Bond Index Fund	-	17,432	17,315	145	(117)	-	-	-
Fidelity Series International Growth Fund	-	206,116	905	2,717	8	(6,511)	198,708	11,151
Fidelity Series International Small Cap Fund	-	35,174	1,885	1,120	(144)	(458)	32,687	1,958
Fidelity Series International Value Fund	-	203,462	17,865	3,051	(503)	12,375	197,469	14,530
Fidelity Series Intrinsic Opportunities Fund	-	34,987	1,695	28	(167)	(1,526)	31,599	3,062
Fidelity Series Investment Grade Bond Fund	-	3,739	2,745	9	(4)	1	991	98
Fidelity Series Large Cap Stock Fund	-	268,204	1,925	4,991	(33)	(10,528)	255,718	11,396
Fidelity Series Large Cap Value Index Fund	-	25,424	325	296	10	(34)	25,075	1,509
Fidelity Series Long-Term Treasury Bond Index Fund	-	179,828	11,904	1,686	15	2,401	170,340	30,859
Fidelity Series Opportunistic Insights Fund	-	176,948	1,730	4,508	(46)	(11,495)	163,677	7,132
Fidelity Series Overseas Fund	-	203,589	7,077	1,462	(260)	1,612	197,864	13,808
Fidelity Series Real Estate Income Fund	-	623	645	8	22	-	-	-
Fidelity Series Select International Small Cap Fund	-	440	-	-	-	-	440	38
Fidelity Series Small Cap Core Fund	-	22,116	12,982	88	(333)	(688)	8,113	749
Fidelity Series Small Cap Discovery Fund	-	25,098	93	27	(16)	(1,805)	23,184	2,262
Fidelity Series Small Cap Opportunities Fund	-	57,694	7,437	1,474	(56)	(4,933)	45,268	3,396
Fidelity Series Stock Selector Large Cap Value Fund	-	159,061	2,786	7,553	49	(5,275)	151,049	11,098
Fidelity Series Value Discovery Fund	-	155,163	3,086	3,258	26	(864)	151,239	9,639
	-	2,686,926	148,293	60,486	(3,746)	(77,722)	2,457,165

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	171,580	171,580	-	-

Domestic Equity Funds	1,265,271	1,265,271	-	-

International Equity Funds	1,020,314	1,020,314	-	-
Total Investments in Securities:	2,457,165	2,457,165	-	-
Fidelity Advisor Freedom® 2070 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $2,534,887)	$2,457,165

Total Investment in Securities (cost $2,534,887)		$2,457,165
Receivable for investments sold		33,988
Receivable for fund shares sold		15,592
Total assets		2,506,745
Liabilities
Payable for investments purchased	$49,300
Payable for fund shares redeemed	286
Accrued management fee	1,279
Distribution and service plan fees payable	336
Total liabilities		51,201
Net Assets		$2,455,544
Net Assets consist of:
Paid in capital		$2,500,911
Total accumulated earnings (loss)		(45,367)
Net Assets		$2,455,544

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($872,250 ÷ 85,702 shares)(a)		$10.18
Maximum offering price per share (100/94.25 of $10.18)		$10.80
Class M :
Net Asset Value and redemption price per share ($295,827 ÷ 29,081 shares)(a)		$10.17
Maximum offering price per share (100/96.50 of $10.17)		$10.54
Class C :
Net Asset Value and offering price per share ($75,098 ÷ 7,367 shares)(a)		$10.19
Class K6 :
Net Asset Value, offering price and redemption price per share ($75,860 ÷ 7,415 shares)		$10.23
Class I :
Net Asset Value, offering price and redemption price per share ($277,547 ÷ 27,154 shares)		$10.22
Class Z :
Net Asset Value, offering price and redemption price per share ($858,962 ÷ 84,196 shares)		$10.20
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
For the period June 28, 2024 (commencement of operations) through March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$17,097
Income from Fidelity Central Funds		221
Total income		17,318
Expenses
Management fee	$5,250
Distribution and service plan fees	1,380
Independent trustees' fees and expenses	1
Total expenses		6,631
Net Investment income (loss)		10,687
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(3,746)
Capital gain distributions from underlying funds:
Affiliated issuers	43,389
Total net realized gain (loss)		39,643
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(77,722)
Total change in net unrealized appreciation (depreciation)		(77,722)
Net gain (loss)		(38,079)
Net increase (decrease) in net assets resulting from operations		$(27,392)
Statement of Changes in Net Assets

For the period June 28, 2024 (commencement of operations) through March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,687
Net realized gain (loss)	39,643
Change in net unrealized appreciation (depreciation)	(77,722)
Net increase (decrease) in net assets resulting from operations	(27,392)
Distributions to shareholders	(17,975)

Share transactions - net increase (decrease)	2,500,911
Total increase (decrease) in net assets	2,455,544

Net Assets
Beginning of period	-
End of period	$2,455,544

Financial Highlights
Fidelity Advisor Freedom® 2070 Fund Class A

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10
Net realized and unrealized gain (loss)	.27
Total from investment operations	.37
Distributions from net investment income	(.14)
Distributions from net realized gain	(.05)
Total distributions	(.19)
Net asset value, end of period	$10.18
Total Return D,E	3.67%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.02% H,I
Expenses net of fee waivers, if any	1.02 % H,I
Expenses net of all reductions	1.02% H,I
Net investment income (loss)	1.34% H
Supplemental Data
Net assets, end of period (000 omitted)	$872
Portfolio turnover rate J	19 % H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® 2070 Fund Class M

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08
Net realized and unrealized gain (loss)	.26
Total from investment operations	.34
Distributions from net investment income	(.13)
Distributions from net realized gain	(.05)
Total distributions	(.17) D
Net asset value, end of period	$10.17
Total Return E,F	3.42%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.27% I,J
Expenses net of fee waivers, if any	1.27 % I,J
Expenses net of all reductions	1.27% I,J
Net investment income (loss)	1.09% I
Supplemental Data
Net assets, end of period (000 omitted)	$296
Portfolio turnover rate K	19 % I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® 2070 Fund Class C

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05
Net realized and unrealized gain (loss)	.25
Total from investment operations	.30
Distributions from net investment income	(.07)
Distributions from net realized gain	(.05)
Total distributions	(.11) D
Net asset value, end of period	$10.19
Total Return E,F	3.03%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.75% I
Expenses net of fee waivers, if any	1.75 % I
Expenses net of all reductions	1.75% I
Net investment income (loss)	.61% I
Supplemental Data
Net assets, end of period (000 omitted)	$75
Portfolio turnover rate J	19 % I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® 2070 Fund Class K6

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15
Net realized and unrealized gain (loss)	.26
Total from investment operations	.41
Distributions from net investment income	(.13)
Distributions from net realized gain	(.05)
Total distributions	(.18)
Net asset value, end of period	$10.23
Total Return D	4.07%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.45% G
Expenses net of fee waivers, if any	.45 % G
Expenses net of all reductions	.45% G
Net investment income (loss)	1.91% G
Supplemental Data
Net assets, end of period (000 omitted)	$76
Portfolio turnover rate H	19 % G

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® 2070 Fund Class I

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13
Net realized and unrealized gain (loss)	.25
Total from investment operations	.38
Distributions from net investment income	(.12)
Distributions from net realized gain	(.05)
Total distributions	(.16) D
Net asset value, end of period	$10.22
Total Return E	3.82%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.75% H
Expenses net of fee waivers, if any	.75 % H
Expenses net of all reductions	.75% H
Net investment income (loss)	1.62% H
Supplemental Data
Net assets, end of period (000 omitted)	$278
Portfolio turnover rate I	19 % H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® 2070 Fund Class Z

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13
Net realized and unrealized gain (loss)	.26
Total from investment operations	.39
Distributions from net investment income	(.14)
Distributions from net realized gain	(.05)
Total distributions	(.19)
Net asset value, end of period	$10.20
Total Return D	3.90%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.66% G,H
Expenses net of fee waivers, if any	.66 % G,H
Expenses net of all reductions	.66% G,H
Net investment income (loss)	1.70% H
Supplemental Data
Net assets, end of period (000 omitted)	$859
Portfolio turnover rate I	19 % H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended March 31, 2025

1. Organization.
Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Advisor Freedom 2065 Fund and Fidelity Advisor Freedom 2070 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Class I, Class Z and Class K6 shares, each of which has equal rights as to assets and voting privileges. Class Z6 was renamed Class K6 on May 24, 2024. Class A, Class M, Class C, Class I, Class Z and Class K6 are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds (ETFs) that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, redemptions in-kind, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Advisor Freedom Income Fund	217,391,954	15,178,332	(10,253,987)	4,924,345
Fidelity Advisor Freedom 2010 Fund	200,992,370	19,931,627	(9,753,118)	10,178,509
Fidelity Advisor Freedom 2015 Fund	395,333,158	56,505,285	(20,750,129)	35,755,156
Fidelity Advisor Freedom 2020 Fund	992,476,990	176,309,781	(70,374,422)	105,935,359
Fidelity Advisor Freedom 2025 Fund	1,802,795,529	366,915,450	(141,738,551)	225,176,899
Fidelity Advisor Freedom 2030 Fund	2,450,055,306	551,153,718	(155,030,956)	396,122,762
Fidelity Advisor Freedom 2035 Fund	2,282,829,619	594,168,947	(111,026,546)	483,142,401
Fidelity Advisor Freedom 2040 Fund	2,024,248,601	635,126,329	(63,798,117)	571,328,212
Fidelity Advisor Freedom 2045 Fund	1,521,400,470	444,301,916	(37,737,109)	406,564,807
Fidelity Advisor Freedom 2050 Fund	1,392,042,233	375,095,474	(34,750,155)	340,345,319
Fidelity Advisor Freedom 2055 Fund	1,027,825,655	200,904,510	(25,666,555)	175,237,955
Fidelity Advisor Freedom 2060 Fund	608,501,485	82,422,782	(17,329,078)	65,093,704
Fidelity Advisor Freedom 2065 Fund	198,953,433	16,960,777	(6,021,608)	10,939,169
Fidelity Advisor Freedom 2070 Fund	2,537,565	26,476	(106,876)	(80,400)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Advisor Freedom Income Fund	342,442	-	(5,647,046)	4,924,345
Fidelity Advisor Freedom 2010 Fund	759,686	2,309,258	-	10,178,508
Fidelity Advisor Freedom 2015 Fund	1,330,970	10,114,725	-	35,755,157
Fidelity Advisor Freedom 2020 Fund	2,636,064	32,521,083	-	105,935,359
Fidelity Advisor Freedom 2025 Fund	3,613,684	67,560,232	-	225,176,899
Fidelity Advisor Freedom 2030 Fund	4,231,378	102,037,618	-	396,122,762
Fidelity Advisor Freedom 2035 Fund	2,553,596	112,118,693	-	483,142,401
Fidelity Advisor Freedom 2040 Fund	-	119,414,358	-	571,328,212
Fidelity Advisor Freedom 2045 Fund	-	86,549,629	-	406,564,806
Fidelity Advisor Freedom 2050 Fund	-	75,444,362	-	340,345,319
Fidelity Advisor Freedom 2055 Fund	-	47,621,297	-	175,237,954
Fidelity Advisor Freedom 2060 Fund	-	24,081,825	-	65,093,703
Fidelity Advisor Freedom 2065 Fund	-	7,548,986	-	10,939,168
Fidelity Advisor Freedom 2070 Fund	-	37,656	-	(80,400)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Advisor Freedom Income Fund	(2,437,688)	(3,209,358)	(5,647,046)

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2024 to March 31,2025 ,and ordinary losses recognized during the period January 1, 2025 to March 31, 2025. Loss deferrals were as follows:

	Capital losses ($)	Ordinary losses ($)
Fidelity Advisor Freedom 2045 Fund	-	(1,172,074)
Fidelity Advisor Freedom 2050 Fund	-	(1,037,811)
Fidelity Advisor Freedom 2055 Fund	-	(467,988)
Fidelity Advisor Freedom 2060 Fund	-	(262,846)
Fidelity Advisor Freedom 2065 Fund	-	(98,875)
Fidelity Advisor Freedom 2070 Fund	(1,296)	(1,327)

The tax character of distributions paid was as follows:

March 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Advisor Freedom Income Fund	6,681,040	-	6,681,040
Fidelity Advisor Freedom 2010 Fund	5,993,332	-	5,993,332
Fidelity Advisor Freedom 2015 Fund	11,650,033	6,757,529	18,407,562
Fidelity Advisor Freedom 2020 Fund	27,418,746	27,498,919	54,917,665
Fidelity Advisor Freedom 2025 Fund	45,768,644	35,062,387	80,831,031
Fidelity Advisor Freedom 2030 Fund	57,591,372	24,493,600	82,084,972
Fidelity Advisor Freedom 2035 Fund	47,483,747	44,981,750	92,465,497
Fidelity Advisor Freedom 2040 Fund	39,067,492	31,411,859	70,479,351
Fidelity Advisor Freedom 2045 Fund	27,111,224	3,556,481	30,667,705
Fidelity Advisor Freedom 2050 Fund	22,578,419	4,353,313	26,931,732
Fidelity Advisor Freedom 2055 Fund	15,553,678	2,057,806	17,611,484
Fidelity Advisor Freedom 2060 Fund	8,460,688	2,815,797	11,276,485
Fidelity Advisor Freedom 2065 Fund	2,608,127	989,516	3,597,643
Fidelity Advisor Freedom 2070 FundA	14,669	3,306	17,975

March 31, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Advisor Freedom Income Fund	4,860,753	-	4,860,753
Fidelity Advisor Freedom 2010 Fund	6,384,356	-	6,384,356
Fidelity Advisor Freedom 2015 Fund	11,822,633	436,279	12,258,912
Fidelity Advisor Freedom 2020 Fund	28,071,337	1,248,061	29,319,398
Fidelity Advisor Freedom 2025 Fund	46,214,879	-	46,214,879
Fidelity Advisor Freedom 2030 Fund	54,978,965	-	54,978,965
Fidelity Advisor Freedom 2035 Fund	43,222,361	-	43,222,361
Fidelity Advisor Freedom 2040 Fund	31,916,082	-	31,916,082
Fidelity Advisor Freedom 2045 Fund	22,430,050	4,689,664	27,119,714
Fidelity Advisor Freedom 2050 Fund	20,005,747	2,458,584	22,464,331
Fidelity Advisor Freedom 2055 Fund	13,774,031	5,094,293	18,868,324
Fidelity Advisor Freedom 2060 Fund	6,992,947	4,302,724	11,295,671
Fidelity Advisor Freedom 2065 Fund	1,704,563	604,521	2,309,084

A For the period June 28, 2024 (commencement of operations) through March 31, 2025.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity Advisor Freedom Income Fund
Equity Risk
Futures Contracts	(10,663)	(131,878)
Total Equity Risk	(10,663)	(131,878)
Interest Rate Risk
Futures Contracts	(128,386)	81,163
Total Interest Rate Risk	(128,386)	81,163
Totals	(139,049)	(50,715)
Fidelity Advisor Freedom 2010 Fund
Equity Risk
Futures Contracts	15,032	(134,986)
Total Equity Risk	15,032	(134,986)
Interest Rate Risk
Futures Contracts	(180,390)	118,409
Total Interest Rate Risk	(180,390)	118,409
Totals	(165,358)	(16,577)
Fidelity Advisor Freedom 2015 Fund
Equity Risk
Futures Contracts	22,579	(263,651)
Total Equity Risk	22,579	(263,651)
Interest Rate Risk
Futures Contracts	(382,486)	245,266
Total Interest Rate Risk	(382,486)	245,266
Totals	(359,907)	(18,385)
Fidelity Advisor Freedom 2020 Fund
Equity Risk
Futures Contracts	(57,376)	(637,255)
Total Equity Risk	(57,376)	(637,255)
Interest Rate Risk
Futures Contracts	(995,105)	612,718
Total Interest Rate Risk	(995,105)	612,718
Totals	(1,052,481)	(24,537)
Fidelity Advisor Freedom 2025 Fund
Equity Risk
Futures Contracts	(150,509)	(1,147,384)
Total Equity Risk	(150,509)	(1,147,384)
Interest Rate Risk
Futures Contracts	(1,828,314)	1,152,495
Total Interest Rate Risk	(1,828,314)	1,152,495
Totals	(1,978,823)	5,111
Fidelity Advisor Freedom 2030 Fund
Equity Risk
Futures Contracts	(93,195)	(1,652,530)
Total Equity Risk	(93,195)	(1,652,530)
Interest Rate Risk
Futures Contracts	(2,511,288)	1,667,824
Total Interest Rate Risk	(2,511,288)	1,667,824
Totals	(2,604,483)	15,294
Fidelity Advisor Freedom 2035 Fund
Equity Risk
Futures Contracts	(408,976)	(1,461,066)
Total Equity Risk	(408,976)	(1,461,066)
Interest Rate Risk
Futures Contracts	(2,425,579)	1,654,275
Total Interest Rate Risk	(2,425,579)	1,654,275
Totals	(2,834,555)	193,209
Fidelity Advisor Freedom 2040 Fund
Equity Risk
Futures Contracts	(500,092)	(1,233,722)
Total Equity Risk	(500,092)	(1,233,722)
Interest Rate Risk
Futures Contracts	(2,283,678)	1,555,540
Total Interest Rate Risk	(2,283,678)	1,555,540
Totals	(2,783,770)	321,818
Fidelity Advisor Freedom 2045 Fund
Equity Risk
Futures Contracts	466,372	(1,100,131)
Total Equity Risk	466,372	(1,100,131)
Interest Rate Risk
Futures Contracts	(2,448,415)	1,095,374
Total Interest Rate Risk	(2,448,415)	1,095,374
Totals	(1,982,043)	(4,757)
Fidelity Advisor Freedom 2050 Fund
Equity Risk
Futures Contracts	435,303	(991,435)
Total Equity Risk	435,303	(991,435)
Interest Rate Risk
Futures Contracts	(2,212,957)	999,211
Total Interest Rate Risk	(2,212,957)	999,211
Totals	(1,777,654)	7,776
Fidelity Advisor Freedom 2055 Fund
Equity Risk
Futures Contracts	333,181	(689,173)
Total Equity Risk	333,181	(689,173)
Interest Rate Risk
Futures Contracts	(1,557,501)	697,806
Total Interest Rate Risk	(1,557,501)	697,806
Totals	(1,224,320)	8,633
Fidelity Advisor Freedom 2060 Fund
Equity Risk
Futures Contracts	236,925	(391,663)
Total Equity Risk	236,925	(391,663)
Interest Rate Risk
Futures Contracts	(849,069)	408,457
Total Interest Rate Risk	(849,069)	408,457
Totals	(612,144)	16,794
Fidelity Advisor Freedom 2065 Fund
Equity Risk
Futures Contracts	90,112	(123,148)
Total Equity Risk	90,112	(123,148)
Interest Rate Risk
Futures Contracts	(259,699)	139,210
Total Interest Rate Risk	(259,699)	139,210
Totals	(169,587)	16,062

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Freedom Income Fund	36,992,340	74,550,466
Fidelity Advisor Freedom 2010 Fund	35,920,229	73,280,160
Fidelity Advisor Freedom 2015 Fund	76,871,073	142,315,424
Fidelity Advisor Freedom 2020 Fund	199,500,394	409,191,007
Fidelity Advisor Freedom 2025 Fund	389,630,558	693,782,489
Fidelity Advisor Freedom 2030 Fund	575,889,905	841,311,019
Fidelity Advisor Freedom 2035 Fund	634,351,225	760,483,359
Fidelity Advisor Freedom 2040 Fund	636,590,619	732,847,229
Fidelity Advisor Freedom 2045 Fund	493,234,844	534,352,073
Fidelity Advisor Freedom 2050 Fund	457,172,734	447,175,875
Fidelity Advisor Freedom 2055 Fund	343,744,100	309,711,066
Fidelity Advisor Freedom 2060 Fund	229,028,680	158,959,881
Fidelity Advisor Freedom 2065 Fund	100,456,957	43,485,497
Fidelity Advisor Freedom 2070 Fund	2,686,926	148,293

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Advisor Freedom Income Fund	173,790	203,799	1,768,076
Fidelity Advisor Freedom 2010 Fund	13,811	21,488	150,574
Fidelity Advisor Freedom 2015 Fund	138,953	432,842	1,505,614
Fidelity Advisor Freedom 2020 Fund	521,444	1,425,230	6,403,980
Fidelity Advisor Freedom 2025 Fund	1,364,508	4,707,293	17,812,977
Fidelity Advisor Freedom 2030 Fund	2,221,624	8,979,337	31,953,224
Fidelity Advisor Freedom 2035 Fund	2,562,363	11,897,677	37,436,499
Fidelity Advisor Freedom 2040 Fund	3,551,847	21,340,927	58,419,686
Fidelity Advisor Freedom 2045 Fund	4,274,575	21,668,756	55,484,281
Fidelity Advisor Freedom 2050 Fund	4,420,380	22,396,977	57,507,363
Fidelity Advisor Freedom 2055 Fund	3,753,314	18,387,845	53,781,267
Fidelity Advisor Freedom 2060 Fund	2,107,754	8,741,163	27,444,955
Fidelity Advisor Freedom 2065 Fund	603,348	2,031,673	7,381,017
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Advisor Freedom 2065 Fund and Fidelity Advisor Freedom 2070 Fund, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I)	Annual % of Class-Level Average Net Assets (Classes Z, K6)
Fidelity Advisor Freedom Income Fund	.465%	.415%
Fidelity Advisor Freedom 2010 Fund	.474%	.422%
Fidelity Advisor Freedom 2015 Fund	.516%	.454%
Fidelity Advisor Freedom 2020 Fund	.559%	.489%
Fidelity Advisor Freedom 2025 Fund	.601%	.524%
Fidelity Advisor Freedom 2030 Fund	.644%	.559%
Fidelity Advisor Freedom 2035 Fund	.686%	.594%
Fidelity Advisor Freedom 2040 Fund	.729%	.629%
Fidelity Advisor Freedom 2045 Fund	.746%	.643%
Fidelity Advisor Freedom 2050 Fund	.746%	.643%
Fidelity Advisor Freedom 2055 Fund	.746%	.643%
Fidelity Advisor Freedom 2060 Fund	.746%	.643%
Fidelity Advisor Freedom 2065 Fund	.746%	.643%
Fidelity Advisor Freedom 2070 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses do not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Advisor Freedom Income Fund	.24%
Fidelity Advisor Freedom 2010 Fund	.25%
Fidelity Advisor Freedom 2015 Fund	.26%
Fidelity Advisor Freedom 2020 Fund	.29%
Fidelity Advisor Freedom 2025 Fund	.33%
Fidelity Advisor Freedom 2030 Fund	.36%
Fidelity Advisor Freedom 2035 Fund	.40%
Fidelity Advisor Freedom 2040 Fund	.44%
Fidelity Advisor Freedom 2045 Fund	.45%
Fidelity Advisor Freedom 2050 Fund	.45%
Fidelity Advisor Freedom 2055 Fund	.45%
Fidelity Advisor Freedom 2060 Fund	.45%
Fidelity Advisor Freedom 2065 Fund	.45%
Fidelity Advisor Freedom 2070 Fund	.45%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Advisor Freedom Income Fund
Class A	-%	.25%	221,869	9,421
Class M	.25%	.25%	180,836	28
Class C	.75%	.25%	39,728	3,988
			442,433	13,437
Fidelity Advisor Freedom 2010 Fund
Class A	-%	.25%	221,085	6,041
Class M	.25%	.25%	212,684	1,396
Class C	.75%	.25%	12,119	1,616
			445,888	9,053
Fidelity Advisor Freedom 2015 Fund
Class A	-%	.25%	517,348	17,100
Class M	.25%	.25%	339,200	2,435
Class C	.75%	.25%	70,704	4,078
			927,252	23,613
Fidelity Advisor Freedom 2020 Fund
Class A	-%	.25%	1,226,914	46,624
Class M	.25%	.25%	940,336	8,910
Class C	.75%	.25%	199,075	17,803
			2,366,325	73,337
Fidelity Advisor Freedom 2025 Fund
Class A	-%	.25%	2,120,969	100,507
Class M	.25%	.25%	1,531,234	18,642
Class C	.75%	.25%	299,576	32,316
			3,951,779	151,465
Fidelity Advisor Freedom 2030 Fund
Class A	-%	.25%	2,776,059	125,636
Class M	.25%	.25%	2,078,164	31,831
Class C	.75%	.25%	460,961	50,295
			5,315,184	207,762
Fidelity Advisor Freedom 2035 Fund
Class A	-%	.25%	2,476,344	105,451
Class M	.25%	.25%	1,993,012	20,024
Class C	.75%	.25%	432,033	59,524
			4,901,389	184,999
Fidelity Advisor Freedom 2040 Fund
Class A	-%	.25%	2,410,988	98,596
Class M	.25%	.25%	1,898,574	21,197
Class C	.75%	.25%	380,776	47,247
			4,690,338	167,040
Fidelity Advisor Freedom 2045 Fund
Class A	-%	.25%	1,549,229	80,680
Class M	.25%	.25%	1,272,398	12,811
Class C	.75%	.25%	264,033	35,147
			3,085,660	128,638
Fidelity Advisor Freedom 2050 Fund
Class A	-%	.25%	1,373,874	69,651
Class M	.25%	.25%	1,045,014	9,573
Class C	.75%	.25%	288,028	40,830
			2,706,916	120,054
Fidelity Advisor Freedom 2055 Fund
Class A	-%	.25%	846,420	46,397
Class M	.25%	.25%	657,770	6,821
Class C	.75%	.25%	181,979	28,505
			1,686,169	81,723
Fidelity Advisor Freedom 2060 Fund
Class A	-%	.25%	443,258	29,564
Class M	.25%	.25%	352,930	3,170
Class C	.75%	.25%	123,648	23,178
			919,836	55,912
Fidelity Advisor Freedom 2065 Fund
Class A	-%	.25%	146,054	6,753
Class M	.25%	.25%	71,918	1,697
Class C	.75%	.25%	24,695	9,419
			242,667	17,869
Fidelity Advisor Freedom 2070 Fund
Class A	-%	.25%	474	113
Class M	.25%	.25%	456	207
Class C	.75%	.25%	450	450
			1,380	770

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Advisor Freedom Income Fund
Class A	1,920
Class M	392
Class C A	190
2,502
Fidelity Advisor Freedom 2010 Fund
Class A	4,560
Class M	2,996
Class C A	22
7,578
Fidelity Advisor Freedom 2015 Fund
Class A	3,407
Class M	840
Class C A	607
4,854
Fidelity Advisor Freedom 2020 Fund
Class A	12,379
Class M	5,206
Class C A	857
18,442
Fidelity Advisor Freedom 2025 Fund
Class A	32,996
Class M	10,345
Class C A	2,110
45,451
Fidelity Advisor Freedom 2030 Fund
Class A	57,879
Class M	15,435
Class C A	4,809
78,123
Fidelity Advisor Freedom 2035 Fund
Class A	63,243
Class M	14,379
Class C A	3,540
81,162
Fidelity Advisor Freedom 2040 Fund
Class A	69,438
Class M	12,774
Class C A	2,947
85,159
Fidelity Advisor Freedom 2045 Fund
Class A	55,306
Class M	9,765
Class C A	3,135
68,206
Fidelity Advisor Freedom 2050 Fund
Class A	59,889
Class M	8,750
Class C A	3,665
72,304
Fidelity Advisor Freedom 2055 Fund
Class A	46,508
Class M	6,356
Class C A	3,112
55,976
Fidelity Advisor Freedom 2060 Fund
Class A	31,848
Class M	4,754
Class C A	1,651
38,253
Fidelity Advisor Freedom 2065 Fund
Class A	21,314
Class M	2,507
Class C A	493
24,314

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Advisor Freedom Income Fund	1,091
Fidelity Advisor Freedom 2010 Fund	366
Fidelity Advisor Freedom 2015 Fund	241
Fidelity Advisor Freedom 2020 Fund	152
Fidelity Advisor Freedom 2025 Fund	84
Fidelity Advisor Freedom 2030 Fund	41
Fidelity Advisor Freedom 2035 Fund	55
Fidelity Advisor Freedom 2040 Fund	55
Fidelity Advisor Freedom 2045 Fund	95
Fidelity Advisor Freedom 2050 Fund	93
Fidelity Advisor Freedom 2055 Fund	146
Fidelity Advisor Freedom 2060 Fund	214
Fidelity Advisor Freedom 2065 Fund	238
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended March 31, 2025	Year ended March 31, 2024
Fidelity Advisor Freedom Income Fund
Distributions to shareholders
Class A	$2,552,473	$1,749,430
Class M	957,064	615,519
Class C	83,929	78,896
Class K6	1,122,076	498,732
Class I	731,231	1,413,559
Class Z	1,234,267	504,617
Total	$6,681,040	$4,860,753
Fidelity Advisor Freedom 2010 Fund
Distributions to shareholders
Class A	$2,256,407	$2,449,995
Class M	1,033,003	1,026,935
Class C	24,821	23,390
Class K6	980,463	695,882
Class I	615,148	1,481,647
Class Z	1,083,490	706,507
Total	$5,993,332	$6,384,356
Fidelity Advisor Freedom 2015 Fund
Distributions to shareholders
Class A	$7,992,708	$ 5,276,692
Class M	2,401,317	1,549,117
Class C	220,455	127,655
Class K6	2,405,289	1,117,089
Class I	1,678,203	2,562,669
Class Z	3,709,590	1,625,690
Total	$18,407,562	$12,258,912
Fidelity Advisor Freedom 2020 Fund
Distributions to shareholders
Class A	$21,837,080	$11,585,400
Class M	7,970,278	3,713,899
Class C	746,534	353,293
Class K6	8,994,400	3,341,905
Class I	4,944,743	6,164,209
Class Z	10,424,630	4,160,692
Total	$54,917,665	$29,319,398
Fidelity Advisor Freedom 2025 Fund
Distributions to shareholders
Class A	$30,236,104	$16,808,894
Class M	10,097,890	5,331,789
Class C	899,244	434,534
Class K6	16,238,279	5,819,591
Class I	5,072,698	10,866,623
Class Z	18,286,816	6,953,448
Total	$80,831,031	$46,214,879
Fidelity Advisor Freedom 2030 Fund
Distributions to shareholders
Class A	$28,786,600	$18,844,690
Class M	9,910,785	6,307,362
Class C	949,793	583,281
Class K6	18,379,967	7,351,906
Class I	3,582,235	13,489,111
Class Z	20,475,592	8,402,615
Total	$82,084,972	$54,978,965
Fidelity Advisor Freedom 2035 Fund
Distributions to shareholders
Class A	$30,341,590	$14,343,214
Class M	11,867,116	4,994,602
Class C	1,188,644	454,062
Class K6	20,178,176	6,254,296
Class I	6,580,128	10,160,490
Class Z	22,309,843	7,015,697
Total	$92,465,497	$43,222,361
Fidelity Advisor Freedom 2040 Fund
Distributions to shareholders
Class A	$24,125,317	$10,471,271
Class M	9,109,154	3,515,118
Class C	804,840	266,239
Class K6	15,523,730	4,957,937
Class I	4,039,187	7,740,781
Class Z	16,877,123	4,964,736
Total	$70,479,351	$31,916,082
Fidelity Advisor Freedom 2045 Fund
Distributions to shareholders
Class A	$8,554,929	$7,724,654
Class M	3,153,365	2,852,024
Class C	245,040	231,227
Class K6	9,523,772	4,895,045
Class I	474,262	7,335,362
Class Z	8,716,337	4,081,402
Total	$30,667,705	$27,119,714
Fidelity Advisor Freedom 2050 Fund
Distributions to shareholders
Class A	$7,488,114	$6,252,824
Class M	2,537,573	2,095,935
Class C	256,370	223,351
Class K6	8,447,011	4,270,167
Class I	278,781	6,337,275
Class Z	7,923,883	3,284,779
Total	$26,931,732	$22,464,331
Fidelity Advisor Freedom 2055 Fund
Distributions to shareholders
Class A	$4,196,082	$4,780,847
Class M	1,418,077	1,720,440
Class C	127,689	194,596
Class K6	6,001,291	3,957,020
Class I	598,815	5,862,217
Class Z	5,269,530	2,353,204
Total	$17,611,484	$18,868,324
Fidelity Advisor Freedom 2060 Fund
Distributions to shareholders
Class A	$2,704,638	$2,871,923
Class M	955,624	1,067,008
Class C	128,450	154,198
Class K6	3,603,289	2,350,306
Class I	766,928	3,444,112
Class Z	3,117,556	1,408,124
Total	$11,276,485	$11,295,671
Fidelity Advisor Freedom 2065 Fund
Distributions to shareholders
Class A	$1,023,032	$627,113
Class M	220,827	148,944
Class C	31,580	22,128
Class K6	1,106,549	536,241
Class I	256,147	643,414
Class Z	959,508	331,244
Total	$3,597,643	$2,309,084
Fidelity Advisor Freedom 2070 FundA
Distributions to shareholders
Class A	$5,571	$-
Class M	2,428	-
Class C	647	-
Class K6	880	-
Class I	4,321	-
Class Z	4,128	-
Total	$17,975	$-

A For the period June 28, 2024 (commencement of operations) through March 31, 2025.
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2025	Year ended March 31, 2024	Year ended March 31, 2025	Year ended March 31, 2024
Fidelity Advisor Freedom Income Fund
Class A
Shares sold	978,806	1,402,051	$9,927,927	$13,608,378
Issued in exchange for the shares of the Acquired Fund(s)	3,431,525	-	34,555,531	-
Reinvestment of distributions	245,885	172,794	2,485,767	1,694,243
Shares redeemed	(2,715,831)	(1,730,981)	(27,678,254)	(16,859,635)
Net increase (decrease)	1,940,385	(156,136)	$19,290,971	$(1,557,014)
Class M
Shares sold	500,012	443,433	$5,060,232	$4,315,147
Issued in exchange for the shares of the Acquired Fund(s)	1,653,082	-	16,613,455	-
Reinvestment of distributions	94,773	62,819	956,031	614,817
Shares redeemed	(1,033,899)	(794,872)	(10,505,901)	(7,731,973)
Net increase (decrease)	1,213,968	(288,620)	$12,123,817	$(2,802,009)
Class C
Shares sold	39,818	56,955	$403,626	$553,189
Issued in exchange for the shares of the Acquired Fund(s)	46,278	-	461,389	-
Reinvestment of distributions	7,775	7,108	77,710	69,108
Shares redeemed	(112,741)	(134,098)	(1,140,458)	(1,287,485)
Net increase (decrease)	(18,870)	(70,035)	$(197,733)	$(665,188)
Class K6
Shares sold	2,355,263	686,469	$24,183,384	$6,670,834
Issued in exchange for the shares of the Acquired Fund(s)	984,354	-	9,941,960	-
Reinvestment of distributions	107,663	48,974	1,092,443	481,109
Shares redeemed	(1,017,601)	(659,218)	(10,386,507)	(6,467,676)
Net increase (decrease)	2,429,679	76,225	$24,831,280	$684,267
Class I
Shares sold	361,431	942,217	$3,673,047	$9,198,283
Issued in exchange for the shares of the Acquired Fund(s)	1,438,662	-	14,544,808	-
Reinvestment of distributions	70,638	142,189	716,548	1,398,103
Shares redeemed	(5,189,753)	(2,748,602)	(53,350,350)	(26,777,688)
Net increase (decrease)	(3,319,022)	(1,664,196)	$(34,415,947)	$(16,181,302)
Class Z
Shares sold	2,570,352	1,307,174	$26,331,167	$12,637,738
Issued in exchange for the shares of the Acquired Fund(s)	1,285,750	-	12,973,158	-
Reinvestment of distributions	119,523	49,385	1,211,816	485,310
Shares redeemed	(1,413,933)	(620,631)	(14,460,163)	(6,044,512)
Net increase (decrease)	2,561,692	735,928	$26,055,978	$7,078,536
Fidelity Advisor Freedom 2010 Fund
Class A
Shares sold	600,090	606,063	$6,490,901	$6,204,697
Reinvestment of distributions	207,592	230,386	2,202,538	2,393,132
Shares redeemed	(2,600,119)	(2,097,428)	(28,091,352)	(21,387,911)
Net increase (decrease)	(1,792,437)	(1,260,979)	$(19,397,913)	$(12,790,082)
Class M
Shares sold	315,578	405,157	$3,376,683	$4,111,665
Reinvestment of distributions	97,835	99,233	1,031,426	1,025,538
Shares redeemed	(879,804)	(1,002,559)	(9,405,926)	(10,190,523)
Net increase (decrease)	(466,391)	(498,169)	$(4,997,817)	$(5,053,320)
Class C
Shares sold	31,650	5,450	$347,047	$55,416
Reinvestment of distributions	2,249	2,257	23,728	23,360
Shares redeemed	(48,354)	(107,002)	(521,012)	(1,087,102)
Net increase (decrease)	(14,455)	(99,295)	$(150,237)	$(1,008,326)
Class K6
Shares sold	1,619,815	745,292	$17,548,424	$7,678,876
Reinvestment of distributions	92,684	64,830	980,022	671,544
Shares redeemed	(980,195)	(678,599)	(10,676,559)	(6,921,794)
Net increase (decrease)	732,304	131,523	$7,851,887	$1,428,626
Class I
Shares sold	339,242	588,997	$3,709,574	$6,070,993
Reinvestment of distributions	57,056	141,405	608,649	1,472,415
Shares redeemed	(3,458,586)	(3,991,454)	(37,963,930)	(40,870,099)
Net increase (decrease)	(3,062,288)	(3,261,052)	$(33,645,707)	$(33,326,691)
Class Z
Shares sold	1,521,003	2,089,629	$16,571,208	$21,033,261
Reinvestment of distributions	102,840	68,319	1,083,322	706,491
Shares redeemed	(692,532)	(586,574)	(7,492,398)	(5,970,385)
Net increase (decrease)	931,311	1,571,374	$10,162,132	$15,769,367
Fidelity Advisor Freedom 2015 Fund
Class A
Shares sold	1,124,324	1,384,658	$11,975,853	$13,898,224
Reinvestment of distributions	756,576	507,961	7,892,567	5,211,465
Shares redeemed	(5,228,427)	(6,195,194)	(55,964,051)	(62,083,690)
Net increase (decrease)	(3,347,527)	(4,302,575)	$(36,095,631)	$(42,974,001)
Class M
Shares sold	485,847	463,111	$5,148,246	$4,640,230
Reinvestment of distributions	230,212	150,875	2,393,828	1,544,969
Shares redeemed	(1,742,580)	(2,162,359)	(18,630,193)	(21,660,348)
Net increase (decrease)	(1,026,521)	(1,548,373)	$(11,088,119)	$(15,475,149)
Class C
Shares sold	32,720	84,277	$344,773	$840,657
Reinvestment of distributions	21,366	12,548	220,454	127,610
Shares redeemed	(200,215)	(333,451)	(2,123,777)	(3,320,282)
Net increase (decrease)	(146,129)	(236,626)	$(1,558,550)	$(2,352,015)
Class K6
Shares sold	3,217,173	1,833,874	$34,899,038	$18,609,457
Reinvestment of distributions	229,083	107,014	2,401,020	1,102,963
Shares redeemed	(1,337,922)	(1,869,669)	(14,390,383)	(18,954,932)
Net increase (decrease)	2,108,334	71,219	$22,909,675	$757,488
Class I
Shares sold	652,534	1,297,870	$7,081,822	$13,147,291
Reinvestment of distributions	157,255	245,546	1,661,483	2,545,828
Shares redeemed	(7,365,761)	(8,705,300)	(80,715,549)	(88,103,597)
Net increase (decrease)	(6,555,972)	(7,161,884)	$(71,972,244)	$(72,410,478)
Class Z
Shares sold	4,744,070	4,888,239	$51,396,361	$48,663,204
Reinvestment of distributions	355,306	158,141	3,702,328	1,622,404
Shares redeemed	(2,367,003)	(1,624,642)	(25,363,448)	(16,297,976)
Net increase (decrease)	2,732,373	3,421,738	$29,735,241	$33,987,632
Fidelity Advisor Freedom 2020 Fund
Class A
Shares sold	3,297,616	5,545,247	$39,822,516	$62,105,921
Reinvestment of distributions	1,826,250	987,120	21,431,531	11,367,551
Shares redeemed	(13,310,948)	(13,373,660)	(160,350,628)	(150,026,199)
Net increase (decrease)	(8,187,082)	(6,841,293)	$(99,096,581)	$(76,552,727)
Class M
Shares sold	1,231,174	1,708,018	$14,760,400	$19,098,379
Reinvestment of distributions	678,740	321,190	7,952,195	3,696,897
Shares redeemed	(3,210,929)	(5,027,202)	(38,659,015)	(56,510,823)
Net increase (decrease)	(1,301,015)	(2,997,994)	$(15,946,420)	$(33,715,547)
Class C
Shares sold	111,129	207,688	$1,314,467	$2,291,089
Reinvestment of distributions	63,372	29,966	731,953	340,118
Shares redeemed	(538,212)	(804,886)	(6,374,917)	(8,866,398)
Net increase (decrease)	(363,711)	(567,232)	$(4,328,497)	$(6,235,191)
Class K6
Shares sold	8,368,128	5,034,811	$102,116,486	$57,038,018
Reinvestment of distributions	763,038	288,787	8,986,945	3,333,665
Shares redeemed	(4,661,469)	(3,961,322)	(56,729,050)	(44,897,999)
Net increase (decrease)	4,469,697	1,362,276	$54,374,381	$15,473,684
Class I
Shares sold	1,044,645	3,768,839	$12,738,673	$42,635,795
Reinvestment of distributions	408,925	525,120	4,863,648	6,110,240
Shares redeemed	(18,207,051)	(22,182,153)	(224,485,350)	(250,201,325)
Net increase (decrease)	(16,753,481)	(17,888,194)	$(206,883,029)	$(201,455,290)
Class Z
Shares sold	8,886,899	12,012,344	$108,158,939	$133,096,607
Reinvestment of distributions	888,905	361,081	10,415,881	4,155,259
Shares redeemed	(5,088,272)	(5,002,110)	(61,213,270)	(56,350,625)
Net increase (decrease)	4,687,532	7,371,315	$57,361,550	$80,901,241
Fidelity Advisor Freedom 2025 Fund
Class A
Shares sold	8,069,507	11,119,583	$104,207,801	$130,953,768
Reinvestment of distributions	2,374,162	1,369,682	29,915,243	16,651,187
Shares redeemed	(20,519,545)	(22,123,276)	(265,581,652)	(261,329,325)
Net increase (decrease)	(10,075,876)	(9,634,011)	$(131,458,608)	$(113,724,370)
Class M
Shares sold	3,044,735	3,180,999	$39,229,975	$37,535,100
Reinvestment of distributions	798,533	436,845	10,077,987	5,325,141
Shares redeemed	(6,881,603)	(7,885,801)	(89,197,103)	(93,339,987)
Net increase (decrease)	(3,038,335)	(4,267,957)	$(39,889,141)	$(50,479,746)
Class C
Shares sold	272,035	331,754	$3,399,984	$3,794,578
Reinvestment of distributions	72,774	36,385	892,249	431,524
Shares redeemed	(667,884)	(984,529)	(8,386,279)	(11,341,212)
Net increase (decrease)	(323,075)	(616,390)	$(4,094,046)	$(7,115,110)
Class K6
Shares sold	19,166,361	9,141,242	$251,383,834	$108,897,887
Reinvestment of distributions	1,270,265	464,093	16,105,339	5,669,414
Shares redeemed	(8,969,281)	(6,363,774)	(117,063,325)	(75,758,521)
Net increase (decrease)	11,467,345	3,241,561	$150,425,848	$38,808,780
Class I
Shares sold	2,787,161	8,451,276	$36,317,169	$100,717,919
Reinvestment of distributions	394,250	879,765	5,039,756	10,814,830
Shares redeemed	(37,792,242)	(36,202,942)	(499,941,728)	(429,600,779)
Net increase (decrease)	(34,610,831)	(26,871,901)	$(458,584,803)	$(318,068,030)
Class Z
Shares sold	19,408,845	21,619,351	$253,352,504	$251,726,378
Reinvestment of distributions	1,452,381	572,372	18,283,113	6,951,802
Shares redeemed	(10,263,306)	(7,997,215)	(132,502,302)	(94,851,806)
Net increase (decrease)	10,597,920	14,194,508	$139,133,315	$163,826,374
Fidelity Advisor Freedom 2030 Fund
Class A
Shares sold	10,894,940	12,905,379	$157,923,233	$167,905,489
Reinvestment of distributions	1,990,818	1,380,003	28,366,607	18,604,757
Shares redeemed	(21,563,156)	(19,270,767)	(313,967,073)	(251,061,381)
Net increase (decrease)	(8,677,398)	(4,985,385)	$(127,677,233)	$(64,551,135)
Class M
Shares sold	3,759,394	4,362,529	$53,925,419	$56,259,437
Reinvestment of distributions	700,510	470,897	9,893,161	6,295,899
Shares redeemed	(7,366,103)	(7,041,747)	(106,032,887)	(90,898,920)
Net increase (decrease)	(2,906,199)	(2,208,321)	$(42,214,307)	$(28,343,584)
Class C
Shares sold	356,437	502,877	$4,981,869	$6,352,818
Reinvestment of distributions	67,686	44,038	931,685	574,697
Shares redeemed	(936,727)	(957,327)	(13,147,187)	(12,133,566)
Net increase (decrease)	(512,604)	(410,412)	$(7,233,633)	$(5,206,051)
Class K6
Shares sold	23,444,001	10,664,023	$344,059,318	$139,987,925
Reinvestment of distributions	1,278,883	538,462	18,237,195	7,254,075
Shares redeemed	(9,582,187)	(6,218,678)	(139,781,889)	(81,921,745)
Net increase (decrease)	15,140,697	4,983,807	$222,514,624	$65,320,255
Class I
Shares sold	4,030,207	11,112,912	$58,704,723	$145,752,789
Reinvestment of distributions	246,089	987,462	3,550,507	13,402,130
Shares redeemed	(48,020,547)	(38,015,816)	(711,380,572)	(495,363,035)
Net increase (decrease)	(43,744,251)	(25,915,442)	$(649,125,342)	$(336,208,116)
Class Z
Shares sold	25,841,798	24,952,146	$377,552,116	$319,321,348
Reinvestment of distributions	1,444,170	625,872	20,466,042	8,396,532
Shares redeemed	(10,838,824)	(7,491,960)	(156,947,810)	(97,712,189)
Net increase (decrease)	16,447,144	18,086,058	$241,070,348	$230,005,691
Fidelity Advisor Freedom 2035 Fund
Class A
Shares sold	10,425,446	12,394,607	$155,226,492	$163,059,939
Reinvestment of distributions	2,051,937	1,034,895	29,937,795	14,188,398
Shares redeemed	(18,095,844)	(17,299,145)	(269,947,097)	(229,180,904)
Net increase (decrease)	(5,618,461)	(3,869,643)	$(84,782,810)	$(51,932,567)
Class M
Shares sold	3,764,431	4,136,510	$54,866,431	$53,602,827
Reinvestment of distributions	829,047	370,675	11,864,234	4,993,120
Shares redeemed	(6,478,678)	(6,359,186)	(94,632,496)	(82,453,309)
Net increase (decrease)	(1,885,200)	(1,852,001)	$(27,901,831)	$(23,857,362)
Class C
Shares sold	365,977	554,854	$5,167,791	$6,942,437
Reinvestment of distributions	85,438	34,555	1,178,690	449,904
Shares redeemed	(667,026)	(754,597)	(9,437,511)	(9,493,046)
Net increase (decrease)	(215,611)	(165,188)	$(3,091,030)	$(2,100,705)
Class K6
Shares sold	24,142,824	10,301,314	$365,836,897	$138,018,955
Reinvestment of distributions	1,363,054	449,322	20,116,408	6,218,614
Shares redeemed	(10,112,321)	(4,915,649)	(151,795,385)	(65,975,866)
Net increase (decrease)	15,393,557	5,834,987	$234,157,920	$78,261,703
Class I
Shares sold	4,431,391	10,485,286	$66,674,099	$139,937,397
Reinvestment of distributions	445,032	727,021	6,536,022	10,105,596
Shares redeemed	(44,945,521)	(34,848,113)	(685,679,925)	(460,773,310)
Net increase (decrease)	(40,069,098)	(23,635,806)	$(612,469,804)	$(310,730,317)
Class Z
Shares sold	25,671,688	23,697,337	$385,850,340	$307,768,407
Reinvestment of distributions	1,528,837	512,090	22,308,433	7,015,636
Shares redeemed	(9,086,743)	(6,342,968)	(135,356,895)	(84,444,199)
Net increase (decrease)	18,113,782	17,866,459	$272,801,878	$230,339,844
Fidelity Advisor Freedom 2040 Fund
Class A
Shares sold	8,255,232	10,261,456	$138,574,567	$148,328,571
Reinvestment of distributions	1,443,105	684,436	23,858,663	10,369,170
Shares redeemed	(14,041,298)	(13,302,598)	(236,971,039)	(193,076,837)
Net increase (decrease)	(4,342,961)	(2,356,706)	$(74,537,809)	$(34,379,096)
Class M
Shares sold	2,964,803	3,510,531	$49,270,106	$50,412,784
Reinvestment of distributions	557,023	234,079	9,096,457	3,508,840
Shares redeemed	(4,919,780)	(5,381,820)	(81,614,934)	(77,229,654)
Net increase (decrease)	(1,397,954)	(1,637,210)	$(23,248,371)	$(23,308,030)
Class C
Shares sold	276,384	399,947	$4,420,626	$5,513,873
Reinvestment of distributions	51,018	18,347	800,890	265,113
Shares redeemed	(652,998)	(662,093)	(10,459,780)	(9,183,513)
Net increase (decrease)	(325,596)	(243,799)	$(5,238,264)	$(3,404,527)
Class K6
Shares sold	19,036,562	8,759,816	$324,821,613	$128,952,971
Reinvestment of distributions	923,980	321,082	15,431,431	4,899,709
Shares redeemed	(8,548,150)	(4,262,084)	(143,766,375)	(63,013,319)
Net increase (decrease)	11,412,392	4,818,814	$196,486,669	$70,839,361
Class I
Shares sold	3,525,546	9,326,968	$59,441,850	$135,970,152
Reinvestment of distributions	241,942	501,888	4,015,015	7,698,959
Shares redeemed	(37,122,692)	(27,761,131)	(637,375,474)	(403,602,413)
Net increase (decrease)	(33,355,204)	(17,932,275)	$(573,918,609)	$(259,933,302)
Class Z
Shares sold	21,070,343	18,359,149	$356,572,969	$261,114,145
Reinvestment of distributions	1,021,408	328,558	16,876,304	4,964,516
Shares redeemed	(7,752,884)	(4,725,534)	(129,723,223)	(68,742,251)
Net increase (decrease)	14,338,867	13,962,173	$243,726,050	$197,336,410
Fidelity Advisor Freedom 2045 Fund
Class A
Shares sold	8,648,710	10,732,439	$116,134,098	$122,364,918
Reinvestment of distributions	637,610	656,734	8,513,605	7,701,922
Shares redeemed	(13,177,997)	(12,255,676)	(177,703,158)	(140,718,145)
Net increase (decrease)	(3,891,677)	(866,503)	$(53,055,455)	$(10,651,305)
Class M
Shares sold	2,950,618	3,642,383	$38,964,381	$41,012,864
Reinvestment of distributions	240,075	247,561	3,151,987	2,850,581
Shares redeemed	(4,943,295)	(4,843,474)	(65,187,552)	(55,034,041)
Net increase (decrease)	(1,752,602)	(953,530)	$(23,071,184)	$(11,170,596)
Class C
Shares sold	312,068	352,433	$4,001,294	$3,849,965
Reinvestment of distributions	19,156	20,673	244,215	229,769
Shares redeemed	(566,438)	(552,126)	(7,295,050)	(6,113,029)
Net increase (decrease)	(235,214)	(179,020)	$(3,049,541)	$(2,033,295)
Class K6
Shares sold	23,097,052	10,310,692	$315,774,370	$120,321,099
Reinvestment of distributions	701,518	406,743	9,483,283	4,859,513
Shares redeemed	(10,022,426)	(5,243,404)	(134,568,247)	(61,565,515)
Net increase (decrease)	13,776,144	5,474,031	$190,689,406	$63,615,097
Class I
Shares sold	3,731,728	9,950,707	$50,132,661	$114,844,344
Reinvestment of distributions	35,667	615,980	470,414	7,288,035
Shares redeemed	(38,580,154)	(27,829,533)	(529,129,466)	(319,631,578)
Net increase (decrease)	(34,812,759)	(17,262,846)	$(478,526,391)	$(197,499,199)
Class Z
Shares sold	21,127,394	19,072,704	$284,373,619	$212,800,598
Reinvestment of distributions	657,424	345,512	8,716,337	4,081,402
Shares redeemed	(8,301,604)	(4,961,344)	(110,940,640)	(56,473,749)
Net increase (decrease)	13,483,214	14,456,872	$182,149,316	$160,408,251
Fidelity Advisor Freedom 2050 Fund
Class A
Shares sold	8,553,953	9,501,375	$115,515,569	$109,221,660
Reinvestment of distributions	554,985	524,929	7,448,832	6,226,291
Shares redeemed	(11,172,320)	(10,723,575)	(151,506,749)	(123,765,067)
Net increase (decrease)	(2,063,382)	(697,271)	$(28,542,348)	$(8,317,116)
Class M
Shares sold	2,888,510	3,296,630	$38,512,153	$37,322,856
Reinvestment of distributions	191,317	179,024	2,537,010	2,095,117
Shares redeemed	(3,837,077)	(4,758,417)	(51,449,022)	(54,563,043)
Net increase (decrease)	(757,250)	(1,282,763)	$(10,399,859)	$(15,145,070)
Class C
Shares sold	298,653	408,375	$3,870,988	$4,506,548
Reinvestment of distributions	19,855	19,654	256,070	223,042
Shares redeemed	(498,803)	(538,404)	(6,482,165)	(6,048,043)
Net increase (decrease)	(180,295)	(110,375)	$(2,355,107)	$(1,318,453)
Class K6
Shares sold	20,232,386	9,474,556	$277,332,289	$110,788,203
Reinvestment of distributions	621,304	352,942	8,422,679	4,244,361
Shares redeemed	(9,289,558)	(4,482,843)	(124,435,360)	(52,608,275)
Net increase (decrease)	11,564,132	5,344,655	$161,319,608	$62,424,289
Class I
Shares sold	3,846,104	10,074,896	$51,872,549	$116,665,115
Reinvestment of distributions	20,426	526,428	276,238	6,308,695
Shares redeemed	(36,055,550)	(23,922,915)	(496,516,290)	(276,194,928)
Net increase (decrease)	(32,189,020)	(13,321,591)	$(444,367,503)	$(153,221,118)
Class Z
Shares sold	20,978,531	15,849,434	$285,845,325	$178,777,654
Reinvestment of distributions	590,891	274,442	7,922,032	3,284,590
Shares redeemed	(7,086,754)	(4,419,875)	(95,703,644)	(50,963,372)
Net increase (decrease)	14,482,668	11,704,001	$198,063,713	$131,098,872
Fidelity Advisor Freedom 2055 Fund
Class A
Shares sold	5,885,035	6,826,552	$88,854,944	$87,738,765
Reinvestment of distributions	278,577	365,286	4,173,075	4,759,500
Shares redeemed	(6,977,354)	(6,687,397)	(105,961,430)	(86,737,156)
Net increase (decrease)	(813,742)	504,441	$(12,933,411)	$5,761,109
Class M
Shares sold	1,950,616	2,287,663	$29,108,708	$29,066,965
Reinvestment of distributions	95,897	133,976	1,417,932	1,719,452
Shares redeemed	(2,493,716)	(2,622,494)	(37,203,713)	(33,571,792)
Net increase (decrease)	(447,203)	(200,855)	$(6,677,073)	$(2,785,375)
Class C
Shares sold	176,371	237,350	$2,565,846	$2,962,362
Reinvestment of distributions	8,803	15,511	127,361	194,173
Shares redeemed	(319,834)	(240,790)	(4,706,089)	(3,065,366)
Net increase (decrease)	(134,660)	12,071	$(2,012,882)	$91,169
Class K6
Shares sold	14,626,674	7,499,834	$223,656,872	$97,767,240
Reinvestment of distributions	395,906	297,086	5,984,050	3,936,700
Shares redeemed	(7,673,227)	(3,000,706)	(113,999,305)	(39,326,494)
Net increase (decrease)	7,349,353	4,796,214	$115,641,617	$62,377,446
Class I
Shares sold	2,963,837	7,890,709	$44,602,580	$102,036,324
Reinvestment of distributions	40,726	444,684	595,817	5,827,972
Shares redeemed	(24,709,420)	(14,705,939)	(379,866,872)	(189,652,319)
Net increase (decrease)	(21,704,857)	(6,370,546)	$(334,668,475)	$(81,788,023)
Class Z
Shares sold	15,119,739	9,673,424	$230,025,620	$121,839,752
Reinvestment of distributions	352,671	177,565	5,269,365	2,353,030
Shares redeemed	(4,665,141)	(2,438,462)	(70,047,124)	(31,419,609)
Net increase (decrease)	10,807,269	7,412,527	$165,247,861	$92,773,173
Fidelity Advisor Freedom 2060 Fund
Class A
Shares sold	4,576,548	4,673,505	$63,093,095	$55,058,059
Reinvestment of distributions	198,543	243,427	2,692,058	2,860,927
Shares redeemed	(3,919,111)	(3,796,850)	(54,184,483)	(44,847,939)
Net increase (decrease)	855,980	1,120,082	$11,600,670	$13,071,047
Class M
Shares sold	1,911,951	1,851,058	$26,120,196	$21,597,651
Reinvestment of distributions	70,979	91,509	954,586	1,065,721
Shares redeemed	(1,859,595)	(1,627,893)	(25,548,397)	(19,248,036)
Net increase (decrease)	123,335	314,674	$1,526,385	$3,415,336
Class C
Shares sold	159,763	221,180	$2,142,121	$2,541,638
Reinvestment of distributions	9,608	13,376	127,332	152,993
Shares redeemed	(135,473)	(125,920)	(1,838,074)	(1,476,631)
Net increase (decrease)	33,898	108,636	$431,379	$1,218,000
Class K6
Shares sold	9,384,237	5,230,522	$130,902,815	$62,421,719
Reinvestment of distributions	261,515	194,806	3,591,651	2,337,525
Shares redeemed	(4,604,376)	(1,806,522)	(62,510,241)	(21,688,096)
Net increase (decrease)	5,041,376	3,618,806	$71,984,225	$43,071,148
Class I
Shares sold	2,217,878	5,495,541	$30,312,136	$64,918,233
Reinvestment of distributions	57,572	291,603	766,289	3,439,442
Shares redeemed	(13,664,312)	(8,238,742)	(191,054,401)	(96,808,424)
Net increase (decrease)	(11,388,862)	(2,451,598)	$(159,975,976)	$(28,450,749)
Class Z
Shares sold	9,334,842	6,278,007	$129,415,550	$72,642,954
Reinvestment of distributions	229,323	116,897	3,117,213	1,408,009
Shares redeemed	(3,181,419)	(1,657,183)	(43,640,503)	(19,583,648)
Net increase (decrease)	6,382,746	4,737,721	$88,892,260	$54,467,315
Fidelity Advisor Freedom 2065 Fund
Class A
Shares sold	2,428,262	2,375,003	$31,498,494	$26,577,851
Reinvestment of distributions	80,206	55,895	1,022,341	626,920
Shares redeemed	(1,405,670)	(1,131,698)	(18,381,402)	(12,545,520)
Net increase (decrease)	1,102,798	1,299,200	$14,139,433	$14,659,251
Class M
Shares sold	830,662	609,674	$10,708,096	$6,741,668
Reinvestment of distributions	17,410	13,362	220,827	148,944
Shares redeemed	(505,219)	(421,159)	(6,545,196)	(4,714,006)
Net increase (decrease)	342,853	201,877	$4,383,727	$2,176,606
Class C
Shares sold	78,654	80,699	$1,009,054	$889,246
Reinvestment of distributions	2,519	1,996	31,580	22,128
Shares redeemed	(29,445)	(21,712)	(379,765)	(240,295)
Net increase (decrease)	51,728	60,983	$660,869	$671,079
Class K6
Shares sold	3,655,886	1,788,980	$48,160,033	$20,106,597
Reinvestment of distributions	85,510	46,823	1,106,129	535,894
Shares redeemed	(1,548,903)	(447,832)	(19,973,705)	(5,048,249)
Net increase (decrease)	2,192,493	1,387,971	$29,292,457	$15,594,242
Class I
Shares sold	1,061,876	2,258,815	$13,601,708	$25,128,619
Reinvestment of distributions	20,508	57,245	256,144	643,414
Shares redeemed	(4,100,592)	(2,079,590)	(53,767,372)	(22,933,944)
Net increase (decrease)	(3,018,208)	236,470	$(39,909,520)	$2,838,089
Class Z
Shares sold	3,611,408	1,956,628	$47,458,478	$21,696,940
Reinvestment of distributions	74,262	28,681	957,548	330,500
Shares redeemed	(1,181,339)	(478,104)	(15,442,114)	(5,376,632)
Net increase (decrease)	2,504,331	1,507,205	$32,973,912	$16,650,808
Fidelity Advisor Freedom 2070 FundA
Class A
Shares sold	88,875	-	$927,960	$-
Reinvestment of distributions	549	-	5,571	-
Shares redeemed	(3,722)	-	(38,868)	-
Net increase (decrease)	85,702	-	$894,663	$-
Class M
Shares sold	28,932	-	$301,925	$-
Reinvestment of distributions	239	-	2,428	-
Shares redeemed	(90)	-	(938)	-
Net increase (decrease)	29,081	-	$303,415	$-
Class C
Shares sold	7,307	-	$74,152	$-
Reinvestment of distributions	63	-	647	-
Shares redeemed	(3)	-	(30)	-
Net increase (decrease)	7,367	-	$74,769	$-
Class K6
Shares sold	7,329	-	$74,216	$-
Reinvestment of distributions	86	-	880	-
Net increase (decrease)	7,415	-	$75,096	$-
Class I
Shares sold	28,789	-	$289,670	$-
Reinvestment of distributions	424	-	4,321	-
Shares redeemed	(2,059)	-	(21,973)	-
Net increase (decrease)	27,154	-	$272,018	$-
Class Z
Shares sold	86,992	-	$910,093	$-
Reinvestment of distributions	406	-	4,128	-
Shares redeemed	(3,202)	-	(33,271)	-
Net increase (decrease)	84,196	-	$880,950	$-

A For the period June 28, 2024 (commencement of operations) through March 31, 2025.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Advisor Freedom 2070 Fund	21%

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund	Fidelity Advisor Freedom 2045 Fund	Fidelity Advisor Freedom 2050 Fund
Fidelity Advisor Series Equity Growth Fund	12%	13%	15%	12%	11%
Fidelity Advisor Series Growth Opportunities Fund	12%	13%	15%	12%	11%
Fidelity Advisor Series Small Cap Fund	13%	17%	17%	-%	-%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Advisor Series Equity Growth Fund	89%
Fidelity Advisor Series Growth Opportunities Fund	89%
Fidelity Advisor Series Small Cap Fund	82%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
12. Reorganization Information.
On June 14, 2024, Fidelity Advisor Freedom Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Freedom 2005 Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by Fidelity Advisor Freedom Income Fund. The acquisition was accomplished by an exchange of each class of Fidelity Advisor Freedom Income Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by Fidelity Advisor Freedom Income Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of Fidelity Advisor Freedom Income Fund ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Advisor Freedom 2005 Fund	89,072,400	2,512,544
Class A			34,555,531	3,431,525	1.0188182721
Class M			16,613,455	1,653,082	1.0189950249
Class C			461,389	46,278	1.0363590772
Class K6			9,941,960	984,354	1.0237487636
Class I			14,544,808	1,438,662	1.0152428147
Class Z			12,973,158	1,285,750	1.0171188119

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Advisor Freedom Income Fund	168,788,446	257,878,747

Pro forma results of operations of the combined entity for the entire period ended March 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$7,043,896
Total net realized gain (loss)	1,332,761
Total change in net unrealized appreciation (depreciation)	4,110,255
Net increase (decrease) in net assets resulting from operations	$12,486,912

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fidelity Advisor Freedom Income Fund accompanying Statement of Operations since June 14, 2024.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Advisor Freedom 2065 Fund and Fidelity Advisor Freedom 2070 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Advisor Freedom 2065 Fund and Fidelity Advisor Freedom 2070 Fund (the "Funds"), each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Funds, except Fidelity Advisor Freedom 2070 Fund; the related statements of operations, changes in net assets, and financial highlights for the period from June 28, 2024 (commencement of operations) through March 31, 2025; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds except Fidelity Advisor Freedom 2070 Fund, as of March 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fidelity Advisor Freedom 2070 Fund as of March 31, 2025, and the results of its operations, changes in net assets, and financial highlights for the period from June 28, 2024 (commencement of operations) through March 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
May 13, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2025, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Freedom 2010 Fund	$2,562,141
Fidelity Advisor Freedom 2015 Fund	$14,567,632
Fidelity Advisor Freedom 2020 Fund	$49,049,845
Fidelity Advisor Freedom 2025 Fund	$101,212,368
Fidelity Advisor Freedom 2030 Fund	$135,416,979
Fidelity Advisor Freedom 2035 Fund	$146,790,783
Fidelity Advisor Freedom 2040 Fund	$149,928,848
Fidelity Advisor Freedom 2045 Fund	$97,214,569
Fidelity Advisor Freedom 2050 Fund	$86,715,703
Fidelity Advisor Freedom 2055 Fund	$53,449,765
Fidelity Advisor Freedom 2060 Fund	$26,713,486
Fidelity Advisor Freedom 2065 Fund	$8,542,776
Fidelity Advisor Freedom 2070 Fund	$41,125
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Advisor Freedom Income Fund	32.62%
Fidelity Advisor Freedom 2005 Fund	38.20%
Fidelity Advisor Freedom 2010 Fund	28.65%
Fidelity Advisor Freedom 2015 Fund	23.12%
Fidelity Advisor Freedom 2020 Fund	18.48%
Fidelity Advisor Freedom 2025 Fund	14.89%
Fidelity Advisor Freedom 2030 Fund	11.55%
Fidelity Advisor Freedom 2035 Fund	7.46%
Fidelity Advisor Freedom 2040 Fund	6.06%
Fidelity Advisor Freedom 2045 Fund	2.47%
Fidelity Advisor Freedom 2050 Fund	2.46%
Fidelity Advisor Freedom 2055 Fund	2.45%
Fidelity Advisor Freedom 2060 Fund	2.29%
Fidelity Advisor Freedom 2065 Fund	2.24%
Fidelity Advisor Freedom 2070 Fund	2.99%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Advisor Freedom Income Fund	$4,977,831
Fidelity Advisor Freedom 2005 fund	$470,355
Fidelity Advisor Freedom 2010 Fund	$5,125,172
Fidelity Advisor Freedom 2015 Fund	$8,088,853
Fidelity Advisor Freedom 2020 Fund	$19,030,739
Fidelity Advisor Freedom 2025 Fund	$27,798,989
Fidelity Advisor Freedom 2030 Fund	$31,600,230
Fidelity Advisor Freedom 2035 Fund	$19,760,400
Fidelity Advisor Freedom 2040 Fund	$8,380,523
Fidelity Advisor Freedom 2045 Fund	$4,085,005
Fidelity Advisor Freedom 2050 Fund	$3,487,246
Fidelity Advisor Freedom 2055 Fund	$2,543,754
Fidelity Advisor Freedom 2060 Fund	$1,314,829
Fidelity Advisor Freedom 2065 Fund	$385,742
Fidelity Advisor Freedom 2070 Fund	$1,398

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class M	Class C	Class I	Class Z	Class K6
Fidelity Advisor Freedom Income Fund
April, 2024	0%	0%	0%	0%	0%	0%
May, 2024	3%	3%	4%	2%	2%	2%
June, 2024	4%	5%	7%	4%	3%	3%
July, 2024	4%	4%	12%	4%	3%	3%
August, 2024	4%	4%	5%	4%	4%	3%
September, 2024	4%	5%	6%	4%	3%	3%
October, 2024	4%	4%	6%	4%	3%	3%
November, 2024	4%	4%	5%	4%	3%	3%
December, 2024	4%	4%	4%	4%	4%	4%
February, 2025	1%	1%	1%	1%	1%	0%
March, 2025	1%	1%	1%	1%	0%	0%
Fidelity Advisor Freedom 2005 Fund
May, 2024	1%	2%	5%	1%	1%	1%
Fidelity Advisor Freedom 2010 Fund
May, 2024	2%	3%	29%	2%	2%	1%
December, 2024	5%	6%	7%	6%	5%	5%
Fidelity Advisor Freedom 2015 Fund
May, 2024	3%	3%	8%	2%	2%	2%
December, 2024	8%	9%	11%	10%	7%	7%
Fidelity Advisor Freedom 2020 Fund
May, 2024	5%	7%	-	4%	3%	3%
December, 2024	11%	12%	15%	15%	10%	9%
Fidelity Advisor Freedom 2025 Fund
May, 2024	9%	17%	-	6%	5%	4%
December, 2024	14%	16%	19%	31%	12%	11%
Fidelity Advisor Freedom 2030 Fund
May, 2024	14%	42%	-	8%	7%	5%
December, 2024	17%	19%	24%	36%	14%	14%
Fidelity Advisor Freedom 2035 Fund
May, 2024	100%	-	-	37%	24%	16%
December, 2024	23%	25%	32%	92%	18%	17%
Fidelity Advisor Freedom 2040 Fund
May, 2024	-	-	-	-	-	-
December, 2024	30%	34%	46%	100%	24%	23%
Fidelity Advisor Freedom 2045 Fund
May, 2024	-	-	-	-	-	-
December, 2024	37%	43%	60%	-	29%	27%
Fidelity Advisor Freedom 2050 Fund
May, 2024	-	-	-	-	-	-
December, 2024	40%	46%	68%	-	30%	29%
Fidelity Advisor Freedom 2055 Fund
May, 2024	-	-	-	-	-	-
December, 2024	41%	48%	77%	-	30%	29%
Fidelity Advisor Freedom 2060 Fund
May, 2024	-	-	-	-	-	-
December, 2024	40%	47%	70%	-	30%	29%
Fidelity Advisor Freedom 2065 Fund
May, 2024	-	-	-	-	-	-
December, 2024	37%	43%	59%	-	29%	28%
Fidelity Advisor Freedom 2070 Fund
May, 2024	-	-	-	-	-	-
December, 2024	22%	38%	24%	25%	21%	23%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Class I	Class Z	Class K6
Fidelity Advisor Freedom Income Fund
April, 2024	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
May, 2024	8.74%	9.71%	12.48%	7.94%	7.60%	7.28%
June, 2024	12.51%	15.64%	23.45%	11.73%	11.04%	9.88%
July, 2024	13.02%	14.64%	39.04%	11.72%	10.65%	9.76%
August, 2024	12.57%	13.47%	15.71%	11.79%	11.79%	11.09%
September, 2024	12.67%	15.20%	20.73%	13.41%	10.86%	9.91%
October, 2024	12.84%	14.35%	18.77%	12.20%	11.09%	10.61%
November, 2024	12.81%	13.33%	16.66%	11.90%	11.49%	11.11%
December, 2024	12.49%	13.03%	14.26%	12.29%	11.90%	11.54%
February, 2025	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
March, 2025	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fidelity Advisor Freedom 2005 Fund
May, 2024	0.04%	0.05%	0.15%	0.03%	0.03%	0.03%
Fidelity Advisor Freedom 2010 Fund
May, 2024	1.88%	2.50%	26.20%	1.50%	1.42%	1.28%
December, 2024	16.59%	17.70%	20.53%	17.23%	14.65%	14.14%
Fidelity Advisor Freedom 2015 Fund
May, 2024	2.35%	3.10%	7.57%	1.95%	1.85%	1.63%
December, 2024	23.85%	26.43%	32.58%	28.34%	20.74%	19.83%
Fidelity Advisor Freedom 2020 Fund
May, 2024	5.13%	7.52%	-	3.89%	3.53%	2.90%
December, 2024	31.59%	34.35%	43.81%	43.36%	27.22%	25.86%
Fidelity Advisor Freedom 2025 Fund
May, 2024	9.10%	18.20%	-	6.62%	5.60%	4.42%
December, 2024	39.60%	43.97%	54.64%	85.91%	33,57%	31.92%
Fidelity Advisor Freedom 2030 Fund
May, 2024	13.88%	41.63%	-	8.33%	6.94%	5.38%
December, 2024	47.90%	53.20%	67.95%	100.00%	39.82%	37.84%
Fidelity Advisor Freedom 2035 Fund
May, 2024	100.00%	-	-	36.12%	23.22%	16.25%
December, 2024	64.36%	71.63%	91.99%	100.00%	52.10%	49.65%
Fidelity Advisor Freedom 2040 Fund
May, 2024	-	-	-	-	-	-
December, 2024	85.44%	95.95%	100.00%	100.00%	67.48%	64.30%
Fidelity Advisor Freedom 2045 Fund
May, 2024	-	-	-	-	-	-
December, 2024	100.00%	100.00%	100.00%	-	83.83%	78.26%
Fidelity Advisor Freedom 2050 Fund
May, 2024	-	-	-	-	-	-
December, 2024	100.00%	100.00%	100.00%	-	91.91%	87.63%
Fidelity Advisor Freedom 2055 Fund
May, 2024	-	-	-	-	-	-
December, 2024	100.00%	100.00%	100.00%	-	92.67%	88.78%
Fidelity Advisor Freedom 2060 Fund
May, 2024	-	-	-	-	-	-
December, 2024	100.00%	100.00%	100.00%	-	91.63%	87.41%
Fidelity Advisor Freedom 2065 Fund
May, 2024	-	-	-	-	-	-
December, 2024	100.00%	100.00%	100.00%	-	84.78%	80.66%
Fidelity Advisor Freedom 2070 Fund
May, 2024	-	-	-	-	-	-
December, 2024	64.14%	72.25%	100.00%	77.35%	64.96%	70.40%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Class A	Class M	Class C	Class I	Class Z	Class K6
Fidelity Advisor Freedom Income Fund
April, 2024	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
May, 2024	0.15%	0.16%	0.21%	0.13%	0.13%	0.12%
June, 2024	0.21%	0.26%	0.39%	0.20%	0.18%	0.17%
July, 2024	0.22%	0.24%	0.64%	0.20%	0.18%	0.16%
August, 2024	0.21%	0.22%	0.26%	0.20%	0.20%	0.19%
September, 2024	0.21%	0.25%	0.34%	0.22%	0.18%	0.17%
October, 2024	0.21%	0.24%	0.31%	0.20%	0.19%	0.18%
November, 2024	0.21%	0.22%	0.28%	0.20%	0.19%	0.19%
December, 2024	0.21%	0.22%	0.24%	0.20%	0.20%	0.19%
February, 2025	0.96%	1.20%	1.92%	0.88%	0.80%	0.74%
March, 2025	0.99%	1.18%	1.97%	0.85%	0.79%	0.74%
Fidelity Advisor Freedom 2005 Fund
May, 2024	0.07%	0.09%	0.26%	0.06%	0.05%	0.05%
Fidelity Advisor Freedom 2010 Fund
May, 2024	0.05%	0.07%	0.65%	0.04%	0.04%	0.04%
December, 2024	0.27%	0.29%	0.34%	0.28%	0.24%	0.23%
Fidelity Advisor Freedom 2015 Fund
May, 2024	0.01%	0.02%	0.03%	0.01%	0.01%	0.01%
December, 2024	0.38%	0.42%	0.51%	0.45%	0.33%	0.31%
Fidelity Advisor Freedom 2020 Fund
May, 2024	0.02%	0.03%	-	0.02%	0.01%	0.01%
December, 2024	0.48%	0.52%	0.67%	0.66%	0.42%	0.40%
Fidelity Advisor Freedom 2025 Fund
May, 2024	0.03%	0.05%	-	0.02%	0.02%	0.02%
December, 2024	0.60%	0.67%	0.83%	1.30%	0.51%	0.49%
Fidelity Advisor Freedom 2030 Fund
May, 2024	0.03%	0.07%	-	0.02%	0.02%	0.01%
December, 2024	0.75%	0.83%	1.06%	0.00%	0.62%	0.59%
Fidelity Advisor Freedom 2035 Fund
May, 2024	0.00%	-	-	-	0.03%	0.02%
December, 2024	0.93%	1.04%	1.33%	0.04%	0.76%	0.72%
Fidelity Advisor Freedom 2040 Fund
May, 2024	-	-	-	-	-	-
December, 2024	1.19%	1.34%	0.00%	0.00%	0.94%	0.90%
Fidelity Advisor Freedom 2045 Fund
May, 2024	-	-	-	-	-	-
December, 2024	0.00%	0.00%	0.00%	-	2.01%	1.90%
Fidelity Advisor Freedom 2050 Fund
May, 2024	-	-	-	-	-	-
December, 2024	0.00%	0.00%	0.00%	-	2.08%	1.98%
Fidelity Advisor Freedom 2055 Fund
May, 2024	-	-	-	-	-	-
December, 2024	0.00%	0.00%	0.00%	-	1.91%	1.83%
Fidelity Advisor Freedom 2060 Fund
May, 2024	-	-	-	-	-	-
December, 2024	0.00%	0.00%	0.00%	-	1.91%	1.83%
Fidelity Advisor Freedom 2065 Fund
May, 2024	-	-	-	-	-	-
December, 2024	0.00%	0.00%	0.00%	-	1.93%	1.83%
Fidelity Advisor Freedom 2070 Fund
May, 2024	-	-	-	-	-	-
December, 2024	0.97%	1.06%	0.00%	1.13%	0.95%	1.03%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:
	Pay Date	Income	Taxes
Fidelity Advisor Freedom Income Fund
Class A	12/31/2024	$0.0098	$0.0039
Class M	12/31/2024	$0.0094	$0.0039
Class C	12/31/2024	$0.0086	$0.0039
Class I	12/31/2024	$0.0100	$0.0039
Class Z	12/31/2024	$0.0103	$0.0039
Class K6	12/31/2024	$0.0107	$0.0039
Fidelity Advisor Freedom 2010 Fund
Class A	12/31/2024	$0.0243	$0.0051
Class M	12/31/2024	$0.0228	$0.0051
Class C	12/31/2024	$0.0196	$0.0051
Class I	12/31/2024	$0.0234	$0.0051
Class Z	12/31/2024	$0.0275	$0.0051
Class K6	12/31/2024	$0.0285	$0.0051
Fidelity Advisor Freedom 2015 Fund
Class A	12/31/2024	$0.0325	$0.0063
Class M	12/31/2024	$0.0293	$0.0063
Class C	12/31/2024	$0.0238	$0.0063
Class I	12/31/2024	$0.0273	$0.0063
Class Z	12/31/2024	$0.0374	$0.0063
Class K6	12/31/2024	$0.0391	$0.0063
Fidelity Advisor Freedom 2020 Fund
Class A	12/31/2024	$0.0455	$0.0086
Class M	12/31/2024	$0.0419	$0.0086
Class C	12/31/2024	$0.0328	$0.0086
Class I	12/31/2024	$0.0332	$0.0086
Class Z	12/31/2024	$0.0528	$0.0086
Class K6	12/31/2024	$0.0556	$0.0086
Fidelity Advisor Freedom 2025 Fund
Class A	12/31/2024	$0.0571	$0.0106
Class M	12/31/2024	$0.0514	$0.0106
Class C	12/31/2024	$0.0413	$0.0106
Class I	12/31/2024	$0.0263	$0.0106
Class Z	12/31/2024	$0.0673	$0.0106
Class K6	12/31/2024	$0.0708	$0.0106
Fidelity Advisor Freedom 2030 Fund
Class A	12/31/2024	$0.0709	$0.0131
Class M	12/31/2024	$0.0638	$0.0131
Class C	12/31/2024	$0.0500	$0.0131
Class I	12/31/2024	$0.0335	$0.0131
Class Z	12/31/2024	$0.0853	$0.0131
Class K6	12/31/2024	$0.0897	$0.0131
Fidelity Advisor Freedom 2035 Fund
Class A	12/31/2024	$0.0845	$0.0154
Class M	12/31/2024	$0.0759	$0.0154
Class C	12/31/2024	$0.0591	$0.0154
Class I	12/31/2024	$0.0207	$0.0154
Class Z	12/31/2024	$0.1044	$0.0154
Class K6	12/31/2024	$0.1095	$0.0154
Fidelity Advisor Freedom 2040 Fund
Class A	12/31/2024	$0.1144	$0.0205
Class M	12/31/2024	$0.1019	$0.0205
Class C	12/31/2024	$0.0746	$0.0205
Class I	12/31/2024	$0.0271	$0.0205
Class Z	12/31/2024	$0.1449	$0.0205
Class K6	12/31/2024	$0.1521	$0.0205
Fidelity Advisor Freedom 2045 Fund
Class A	12/31/2024	$0.0938	$0.0175
Class M	12/31/2024	$0.0816	$0.0175
Class C	12/31/2024	$0.0584	$0.0175
Class I	12/31/2024	$0.0000	$0.0000
Class Z	12/31/2024	$0.1210	$0.0175
Class K6	12/31/2024	$0.1281	$0.0175
Fidelity Advisor Freedom 2050 Fund
Class A	12/31/2024	$0.0918	$0.0176
Class M	12/31/2024	$0.0791	$0.0176
Class C	12/31/2024	$0.0543	$0.0176
Class I	12/31/2024	$0.0000	$0.0000
Class Z	12/31/2024	$0.1220	$0.0176
Class K6	12/31/2024	$0.1278	$0.0176
Fidelity Advisor Freedom 2055 Fund
Class A	12/31/2024	$0.0996	$0.0197
Class M	12/31/2024	$0.0847	$0.0197
Class C	12/31/2024	$0.0532	$0.0197
Class I	12/31/2024	$0.0000	$0.0000
Class Z	12/31/2024	$0.1343	$0.0197
Class K6	12/31/2024	$0.1402	$0.0197
Fidelity Advisor Freedom 2060 Fund
Class A	12/31/2024	$0.0920	$0.0179
Class M	12/31/2024	$0.0781	$0.0179
Class C	12/31/2024	$0.0529	$0.0179
Class I	12/31/2024	$0.0000	$0.0000
Class Z	12/31/2024	$0.1220	$0.0179
Class K6	12/31/2024	$0.1279	$0.0179
Fidelity Advisor Freedom 2065 Fund
Class A	12/31/2024	$0.0913	$0.0167
Class M	12/31/2024	$0.0789	$0.0167
Class C	12/31/2024	$0.0578	$0.0167
Class I	12/31/2024	$0.0000	$0.0000
Class Z	12/31/2024	$0.1162	$0.0167
Class K6	12/31/2024	$0.1222	$0.0167

Fidelity Advisor Freedom 2070 Fund
Class A	12/31/2024	$0.0932	$0.0116
Class M	12/31/2024	$0.0853	$0.0116
Class C	12/31/2024	$0.0521	$0.0116
Class I	12/31/2024	$0.0797	$0.0116
Class Z	12/31/2024	$0.0949	$0.0116
Class K6	12/31/2024	$0.0876	$0.0116

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.792114.122
AFF-ANN-0525

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	May 22, 2025